As filed with the Securities and Exchange Commission on March 20, 1998.

                                                Registration Nos. 333-1043
                                                                  811-7543
===========================================================================
=
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                    FORM N-4

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

               Pre-Effective Amendment No. ____              [ ]


                Post-Effective Amendment No. 9               [X]


                                     and/or

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


               Amendment No.  15                             [X]


                               Variable Account A
                           (Exact name of Registrant)

                         Keyport Life Insurance Company
                              (Name of Depositor)

                  125 High Street, Boston Massachusetts 02110
         (Address of Depositor's Principal Executive Offices (Zip Code)

        Depositor's Telephone Number, including Area Code:  617-526-1400

                       Bernard R. Beckerlegge, Esq.
                 Senior Vice President and General Counsel
                         Keyport Life Insurance Company
                  125 High Street, Boston, Massachusetts 02110
                    (Name and Address of Agent for Service)

                                    copy to:
                              Joan E. Boros, Esq.
               Jorden Burt Boros Cicchetti Berenson & Johnson LLP
                       1025 Thomas Jefferson Street, N.W.
                              Washington, DC 20007

It is proposed that this filing will become effective:
( ) immediately upon filing pursuant to paragraph (b) of Rule 485
( ) on [date] pursuant to paragraph (b) of Rule 485
(X) 60 days after filing pursuant to paragraph (a) of Rule 485
( ) on [date] pursuant to paragraph (a) of Rule 485

Title of Securities Being Registered: Variable Portion of the Contracts Funded Through the Separate Account.

No filing fee is due because an indefinite amount of securities is deemed to have been registered in reliance on Section 24(f) of the Investment Company Act of 1940.
===========================================================================
=
Exhibit Index on Page ____




                    CONTENTS OF REGISTRATION STATEMENT



                             The Facing Sheet

                             The Contents Page

                           Cross-Reference Sheet

                                  PART A

                                Prospectus

                                  PART B

                    Statement of Additional Information

                                  PART C

                               Items 24 - 32

                              The Signatures

                                 Exhibits









                               VARIABLE ACCOUNT A

                         KEYPORT LIFE INSURANCE COMPANY

                       CROSS REFERENCE TO ITEMS REQUIRED
                                  BY FORM N-4

N-4 Item             Caption in Prospectus

 1. . . . . . . . . .Cover Page
 2. . . . . . . . . .Glossary of Special Terms
 3. . . . . . . . . .Summary of Expenses

 4. . . . . . . . . .Performance Information

 5. . . . . . . . . .Keyport and the Variable Account
                    Eligible Funds
 6. . . . . . . . . .Deductions
 7. . . . . . . . . .Allocations of Purchase Payments
                    Transfer of Variable Account Value
                    Substitution of Eligible Funds and Other Variable
                      Account Changes
                    Modification of the Certificate
                    Death Provisions for Non-Qualified Certificates
                    Death Provisions for Qualified Certificates
                    Certificate Ownership
                    Assignment
                    Partial Withdrawals and Surrender
                    Annuity Benefits
                    Suspension of Payments
                    Inquiries by Certificate Owners
 8. . . . . . . . . .Annuity Provisions
 9. . . . . . . . . .Death Provisions for Non-Qualified Certificates
                    Death Provisions for Qualified Certificates
                    Annuity Options
10. . . . . . . . . .Purchase Payments and Applications
                    Variable Account Value
                    Valuation Periods
                    Net Investment Factor
                    Sales of the Certificates
11. . . . . . . . . .Partial Withdrawals and Surrender
                    Option A: Income For a Fixed Number of Years
                    Right to Revoke
12. . . . . . . . . .Tax Status
13. . . . . . . . . .Legal Proceedings
14.  .  .  .  .  .  .  .  .  .Table of Contents - Statement  of  Additional
Information

                    Caption in Statement of Additional Information

15. . . . . . . . . .Cover Page
16. . . . . . . . . .Table of Contents
17. . . . . . . . . .Keyport Life Insurance Company
18. . . . . . . . . .Experts
19. . . . . . . . . .Not applicable
20. . . . . . . . . .Principal Underwriter
21. . . . . . . . . .Investment Performance
22. . . . . . . . . .Variable Annuity Benefits
23. . . . . . . . . .Financial Statements






This Amendment No. 9 to the Registration Statement on Form N-4 which initially became effective on October 18, 1996 (the "Registration Statement") is being filed pursuant to Rule 485(a) under the Securities Act of 1933, as amended, to supplement the Registration Statement with a separate prospectus and statement of additional information ("SAI"), and related exhibits, describing a particular form of the Group and Individual Flexible Premium Deferred Annuity Contract. This Amendment relates only to the prospectus, SAI and exhibits included in this Amendment and does not otherwise delete, amend, or supersede any information contained in Post-Effective Amendment Nos. 3 and 8 to the Registration Statement.






                                  PART A
Distributed by:
Keyport Financial Services Corp.
125 High Street, Boston, MA 02110-2712

[Keyport Logo]

Issued by:
Keyport Life Insurance Company
125 High Street, Boston, MA 02110-2712
Service Hotline 800-367-3653 Keyline 800-367-3654
Keyport  Logo  is  a  registered service mark  of  Keyport  Life  Insurance
Company.

K.A.VAP 6/98


Yes. I would like to receive the Keyport Advisor Vision Variable Annuity Statement of Additional Information.
Yes. I would like to receive the Statement of Additional Information for the Eligible Funds of:

AIM Variable Insurance Funds, Inc.
Alliance Variable Products Series  Fund, Inc.
Liberty Variable Investment Trust
MFS Variable Insurance Trust

SteinRoe Variable Investment Trust
Name
Address
City
State
Zip

                            BUSINESS REPLY MAIL

               FIRST CLASS MAIL  PERMIT NO. 6719  BOSTON, MA

                     POSTAGE WILL BE PAID BY ADDRESSEE

                        KEYPORT LIFE INSURANCE CO.
                              125 HIGH STREET
                           BOSTON, MA 02110-9773

                                NO POSTAGE
                                 NECESSARY
                                 IF MAILED
                                  IN THE
                               UNITED STATES
                                [SHIP LOGO]


                        June 1, 1998 Prospectus for

                          Keyport Advisor Vision
                             Variable Annuity


                 Including Eligible Fund Prospectuses for


                    AIM VARIABLE INSURANCE FUNDS, INC.


               ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.
                     LIBERTY VARIABLE INVESTMENT TRUST
                       MFS VARIABLE INSURANCE TRUST
                    STEINROE VARIABLE INVESTMENT TRUST




























                               NOT         May lose value
                               FDIC        No bank guarantee
                             INSURED
              GROUP AND INDIVIDUAL FLEXIBLE PURCHASE PAYMENT
                    DEFERRED VARIABLE ANNUITY CONTRACT
                                 ISSUED BY
                            Variable Account A
                                    OF
                      KEYPORT LIFE INSURANCE COMPANY

This Prospectus offers Group and Individual Variable Annuity Contracts (the "Contracts") and the related Certificates (the "Certificates") that are designed to fund benefits under certain group arrangements including those that qualify for special tax treatment under the Internal Revenue Code of 1986 (the "Code"). As required by certain states, the Certificates may be offered as individual contracts. Unless otherwise noted or the context so requires all references to the Certificates include the Contracts and the individual Contracts. The Certificates are offered on a flexible payment basis.

The variable annuity Contract (form number DVA(1)) and the Certificates described in this prospectus provide for accumulation of Certificate Values on a variable basis, and also on a fixed basis, and payments of periodic annuity payments on either a variable or fixed basis. The Certificates are designed for use by individuals for retirement planning purposes.

This prospectus generally describes only the variable features of the Certificate (for a summary of the fixed features, see Appendix A on Page
27). If the Certificate Owner elects to have Certificate Values accumulated on a variable basis, Purchase Payments will be allocated to a segregated investment account of Keyport Life Insurance Company ("Keyport"), designated Variable Account A ("Variable Account").


The Variable Account invests in shares of the following Eligible Funds at their net asset value: AIM Variable Insurance Funds, Inc. ("AIM Insurance Funds")--AIM V.I. Capital Appreciation Fund ("AIM Capital Appreciation"); AIM V.I. Growth Fund ("AIM Growth") and AIM V.I. International Equity Fund ("AIM International Equity"); Alliance Variable Products Series Fund, Inc. ("Alliance Series Fund")--Global Bond Portfolio ("Alliance Global Bond"); Alliance Growth and Income Portfolio ("Alliance Growth and Income"); Premier Growth Portfolio ("Alliance Premier Growth") and Real Estate Investment Portfolio ("Alliance Real Estate"); Liberty Variable Investment Trust ("Liberty Trust") (formerly named Keyport Variable Investment Trust)- -Colonial Growth and Income Fund, Variable Series ("Colonial Growth and Income"); Colonial High Yield Securities Fund, Variable Series ("Colonial High Yield Securities"); Colonial Small Cap Value Fund, Variable Series ("Colonial Small Cap Value"); Colonial Strategic Income Fund, Variable
Series  ("Colonial Strategic Income"); Colonial U.S. Stock  Fund,  Variable
Series ("Colonial U.S. Stock"); Liberty All-Star Equity Fund, Variable Series ("Liberty All-Star Equity"); and Stein Roe Global Utilities Fund, Variable Series ("Stein Roe Global Utilities"); MFS Variable Insurance Trust ("MFS Trust")--MFS Bond Series ("MFS Bond"); MFS Emerging Growth Series ("MFS Emerging Growth") and MFS Research Series ("MFS Research"); and SteinRoe Variable Investment Trust ("SteinRoe Trust")--Stein Roe Balanced Fund, Variable Series ("Stein Roe Balanced"); Stein Roe Growth Stock Fund, Variable Series ("Stein Roe Growth Stock"); Stein Roe Money Market Fund, Variable Series ("Stein Roe Money Market"); and Stein Roe Special Venture Fund, Variable Series ("Stein Roe Special Venture").


The   Variable  Account  may  offer  other  forms  of  the  Contracts   and
Certificates with features, and fees and charges which vary from the Certificates, and provide for investment in other Sub-accounts which may invest in different or additional mutual funds. Other Contracts and Certificates will be described in separate prospectuses and statements of additional information. The agent selling the Contracts and Certificates has information concerning the eligibility for and the availability of the other forms of the Contracts and Certificates.

A Statement of Additional Information dated the same as this prospectus has been filed with the Securities and Exchange Commission and is herein incorporated by reference. It is available, at no charge, by writing Keyport at 125 High Street, Boston, MA 02110, by calling (800) 437-4466, or by returning the postcard on the back cover of this prospectus. A table of contents for the Statement of Additional Information is on Page 26.

The Certificates may be sold by or through banks or other depository institutions. The Contract and Certificates: are not insured by the FDIC; are not a deposit or other obligation of, or guaranteed by, the depository institution; and are subject to investment risks, including the possible loss of principal amount invested.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THIS  PROSPECTUS  SETS FORTH THE INFORMATION A PROSPECTIVE INVESTOR  SHOULD
KNOW  BEFORE  INVESTING.  THE  PROSPECTUS SHOULD  BE  RETAINED  FOR  FUTURE
REFERENCE.

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY STATE OR JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. NO PERSON IS AUTHORIZED BY KEYPORT TO GIVE ANY INFORMATION OR TO MAKE ANY
REPRESENTATIONS, OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, IN CONNECTION WITH THIS OFFERING, AND IF GIVEN OR MADE, SUCH UNAUTHORIZED INFORMATION OR REPRESENTATIONS SHOULD NOT BE RELIED UPON.


The date of this prospectus is June 1, 1998


                             TABLE OF CONTENTS
                                                                    Page
Glossary of Special Terms                                            3
Summary of Expenses                                                  4
Synopsis                                                             7


Performance Information                                              8
Keyport and the Variable Account                                     9
Year 2000 Matters
Purchase Payments and Applications                                   10
Investments of the Variable Account                                  10
  Allocations of Purchase Payments                                   10
  Eligible Funds                                                     11
  Transfer of Variable Account Value                                 13
  Substitution of Eligible Funds and Other Variable Account Changes  14
Deductions                                                           14

  Deductions for Mortality and Expense Risk Charge                   15
  Deductions for Daily Administrative Charge                         15

  Deductions for Transfers of Variable Account Value                 16
  Deductions for Premium Taxes                                       17
  Deductions for Income Taxes                                        17
  Total Variable Account Expenses                                    17
Other Services                                                       17
The Certificates                                                     18
  Variable Account Value                                             18
  Valuation Periods                                                  19
  Net Investment Factor                                              19
  Modification of the Certificate                                    19
  Right to Revoke                                                    19
Death Provisions for Non-Qualified Certificates                      19
Death Provisions for Qualified Certificates                          21
Certificate Ownership                                                21
Assignment                                                           21
Partial Withdrawals and Surrender                                    21
Annuity Provisions                                                   22
  Annuity Benefits                                                   22
  Income Date and Annuity Option                                     22
  Change in Income Date and Annuity Option                           22
  Annuity Options                                                    22
  Variable Annuity Payment Values                                    23
  Proof of Age, Sex, and Survival of Annuitant                       23
Suspension of Payments                                               24
Tax Status                                                           24
  Introduction                                                       24
  Recent Developments
  Taxation of Annuities in General                                   24
  Qualified Plans                                                    25
  Tax-Sheltered Annuities                                            26
  Individual Retirement Annuities                                    26
  Corporate Pension and Profit-Sharing Plans                         26
  Deferred Compensation Plans with Respect to
    Service for State and Local Governments                          26
Variable Account Voting Privileges                                   26
Sales of the Certificates                                            27
Legal Proceedings                                                    27
Inquiries by Certificate Owners                                      27
Table of Contents--Statement of Additional Information               27
Appendix A--The Fixed Account (also known as the Modified
  Guaranteed Annuity Account)                                        28
Appendix B--Telephone Instructions                                   31

                         GLOSSARY OF SPECIAL TERMS

Accumulation Unit: An accounting unit of measure used to calculate Variable Account Value.

Annuitant: The Annuitant is the natural person to whom any annuity payments will be made starting on the Income Date. The Annuitant may not be over age 90 on the Certificate Date (age 75 for Qualified Certificates and age 90 for Roth IRA Qualified Certificates).

Certificate Anniversary: The same month and day as the Certificate Date in each subsequent year of the Certificate.

Certificate Date: The effective date of the Certificate; it is shown on the Certificate Schedule.

Certificate Owner: The person (or persons in the case of joint ownership) who possesses all the ownership rights under the Certificate. The primary Certificate Owner may not be over age 90 on the Certificate Date (age 75 for Qualified Certificates, age 90 for Roth IRA Qualified Certificates and age 90 for a joint Owner).

Certificate Value: The sum of the Variable Account Value and the Fixed Account Value.


Certificate Withdrawal Value: The Certificate Value increased or decreased by a limited Market Value Adjustment less any premium taxes.


Certificate Year: Any period of 12 months commencing with the Certificate Date and each Certificate Anniversary thereafter shall be a Certificate Year.


Covered Person: The person(s) identified on the Certificate Schedule whose death may result in an Adjustment of Certificate Value or a waiver of any Market Value Adjustment.


Designated Beneficiary: The person who may be entitled to receive benefits following the death of the Annuitant, Certificate Owner, or joint Certificate Owner. The Designated Beneficiary will be the first person among the following who is alive on the date of death: primary Certificate Owner; joint Certificate Owner; primary beneficiary; contingent beneficiary; and if none of the above is alive, the primary Certificate Owner's estate. If the primary Certificate Owner and joint Certificate Owner are both alive, they will be the Designated Beneficiary together.

Eligible Funds: The mutual funds that are eligible investments for the Variable Account under the Certificates.

Fixed Account: Part of Keyport's general account to which Purchase Payments may be allocated or Certificate Values may be transferred.

Fixed Account Value: The value of all Fixed Account amounts accumulated under the Certificate prior to the Income Date.

Guarantee Period Anniversary: An anniversary of a Guarantee Period's  Start
Date.

Guarantee Period Month: The first Guarantee Period Month is the monthly period which begins on the Start Date. Subsequent Guarantee Period Months begin on the same day in the ensuing months.

Guarantee Period Year: The first Guarantee Period Year is the annual period which begins on the Start Date. Subsequent Guarantee Period Years begin on each Guaranteed Period Anniversary.

In Force: The status of the Certificate before the Income Date so long as it is not totally surrendered, the Certificate Value under a Certificate does not go to zero, and there has not been a death of the Annuitant or any Certificate Owner that will cause the Certificate to end within at most five years of the date of death.

Income Date: The date on which annuity payments are to begin.

Non-Qualified Certificate: Any Certificate that is not issued under a Qualified Plan.

Office: Keyport's executive office, which is 125 High Street, Boston, Massachusetts 02110.

Qualified Certificate: Certificates issued under Qualified Plans.

Qualified Plan: A retirement plan established pursuant to the provisions of Sections 401, 403(b), 408(b) or 408A of the Internal Revenue Code. Keyport treats Section 457 plans as Qualified Plans.

Start Date: The date an amount is first allocated to a Guarantee Period.

Variable Account: A separate investment account of Keyport into which Purchase Payments under the Certificates may be allocated. The Variable Account is divided into Sub-Accounts ("Sub-Account") that correspond to the Eligible Funds in which they invest.

Variable  Account  Value:  The  value  of  all  Variable  Account   amounts
accumulated under the Certificate prior to the Income Date.

Written Request: A request written on a form satisfactory to Keyport, signed by the Certificate Owner and a disinterested witness, and filed at Keyport's Office.

                            SUMMARY OF EXPENSES

The expense summary format below, including the examples, was adopted by the Securities and Exchange Commission to assist the owner of a variable annuity certificate in understanding the transaction and operating expenses the owner will directly or indirectly bear under a certificate. The values reflect expenses of the Variable Account as well as the Eligible Funds under the Certificates. The expenses shown for the Eligible Funds and the examples should not be considered a representation of future expenses.


                  Certificate Owner Transaction Expenses

Sales Load Imposed on Purchases:                                  0%

Maximum Contingent Deferred Sales Charge
  (as a percentage of Purchase Payments):                         0%
Maximum Total Certificate Owner Transaction Expenses1
  (as a percentage of Purchase Payments):                         0%

Annual Certificate Maintenance Charge                            $0


                     Variable Account Annual Expenses
                  (as a percentage of average net assets)

Mortality and Expense Risk Charge:                               1.25%

Administrative Charge:                                            .15%

Total Variable Account Annual Expenses:                          1.40%


         AIM Insurance Funds, Alliance Series Fund, Liberty Trust,
               MFS Trust, and SteinRoe Trust Annual Expenses2
                  (as a percentage of average net assets)

                                                             Total Fund
                                                             Operating
                                                           Expenses After
                              Management       Other          Any Expense
Fund                            Fees         Expenses      Reimbursements3

AIM Capital Appreciation        .64%           .09%            .73%
AIM Growth                      .65%           .13%            .78%
AIM International Equity        .75%           .21%            .96%
Alliance Global Bond            .44%           .50%            .94%(1.15%)3
Alliance Growth and Income      .63%           .19%            .82%
Alliance Premier Growth         .72%           .23%            .95%(1.23%)3
Alliance Real Estate            .00%           .95%            .95%(6.00%)3
Colonial Growth and Income      .65%           .14%            .79%
Colonial High Yield Securities  .60%           .20%            .80%
Colonial Small Cap Value        .80            .20            1.00%
Colonial Strategic Income       .65%           .15%            .80%(.86%)3
Colonial U.S. Stock             .80%           .15%            .95%
Liberty All-Star Equity         .80%           .13%            .93%
Stein Roe Global Utilities      .65%           .16%            .81%
MFS Bond                        .60%           .40%           1.00%(9.45%)3
MFS Emerging Growth             .75%           .25%           1.00%(1.16%)3
MFS Research                    .75%           .25%           1.00%(1.48%)3
Stein Roe Balanced              .60%           .07%            .67%
Stein Roe Growth Stock          .65%           .08%            .73%
Stein Roe Money Market          .50%           .15%            .65%
Stein Roe Special Venture       .65%           .10%            .75%


THE ABOVE EXPENSES FOR THE ELIGIBLE FUNDS WERE PROVIDED BY THE FUNDS. KEYPORT HAS NOT INDEPENDENTLY VERIFIED THE ACCURACY OF THE INFORMATION.


Example #1 -- Assuming surrender of the Certificate at the end of the periods shown.4


A $1,000 investment in each Sub-Account listed would be subject to the expenses shown, assuming 5% annual return on assets.

Sub-Account                    1 Year     3 Years     5 Years     10 Years

AIM Capital Appreciation
AIM Growth
AIM International Equity
Alliance Global Bond
Alliance Growth and Income
Alliance Premier Growth
Alliance Real Estate
Colonial Growth and Income
Colonial High Yield Securities
Colonial Small Cap Value
Colonial Strategic Income
Colonial U.S. Stock
Liberty All-Star Equity
Stein Roe Global Utilities
MFS Bond
MFS Emerging Growth
MFS Research
Stein Roe Balanced
Stein Roe Growth Stock
Stein Roe Money Market
Stein Roe Special Venture

Example #2 -- Assuming annuitization of the Certificate at the end of the periods shown.4


A $1,000 investment in each Sub-Account listed would be subject to the expenses shown, assuming 5% annual return on assets.

Sub-Account                    1 Year     3 Years     5 Years     10 Years

AIM Capital Appreciation
AIM Growth
AIM International Equity
Alliance Global Bond
Alliance Growth and Income
Alliance Premier Growth
Alliance Real Estate
Colonial Growth and Income
Colonial High Yield Securities
Colonial Small Cap Value
Colonial Strategic Income
Colonial U.S. Stock
Liberty All-Star Equity
Stein Roe Global Utilities
MFS Bond
MFS Emerging Growth
MFS Research
Stein Roe Balanced
Stein Roe Growth Stock
Stein Roe Money Market
Stein Roe Special Venture


Example #3 -- Assuming the Certificate stays in force through the periods shown.

A $1,000 investment in each Sub-Account listed would be subject to the same expenses shown in Example #2, assuming 5% annual return on assets.


1Keyport reserves the right to impose a transfer fee after prior notice to Certificate Owners, but currently does not impose any charge. Premium taxes are not shown. Keyport deducts the amount of premium taxes, if any, when paid unless Keyport elects to defer such deduction.

2All Trust and Fund expenses are for 1996 with the exception of those for Colonial High Yield Securities and Colonial Small Cap Value, which are estimated since Colonial High Yield Securities and Colonial Small Cap Value commenced operations in June, 1998. The AIM Insurance Funds, Alliance Series Fund, Liberty Trust (Colonial Strategic Income only), MFS Trust, and SteinRoe Trust expenses reflect such Fund's or Trust's adviser's agreement to reimburse expenses above certain limits (see footnote 3).

3The AIM Insurance Funds' Adviser may from time to time waive or reduce its fees. Fee waivers or reductions, other than those contained in the AIM Insurance Funds' advisory agreement, may be modified or terminated at any time.

Expense information shown for Alliance Series Fund has been restated to reflect current fees and is net of voluntary expense reimbursements. The Alliance Series Fund Adviser has agreed to continue such reimbursements for the foreseeable future. Each percentage shown in the parentheses is what the total expenses would be in the absence of expense reimbursement: for Alliance Global Bond--1.15%; for Alliance Premier Growth--1.23% and for Alliance Real Estate--6.00%.

Liberty Trust's manager has agreed until 4/30/98 to reimburse all expenses, including management fees, in excess of the following percentage of the average annual net assets of each Fund, so long as such reimbursement would not result in the Fund's inability to qualify as a regulated investment company under the Internal Revenue Code: 1.00% for Colonial Growth & Income, Liberty All-Star Equity, Colonial Small Cap Value, Stein Roe Global Utilities and Colonial U.S. Stock; and .80% for Colonial High Yield Securities and Colonial Strategic Income. For Colonial Strategic Income, the total .80% shown in the table is after expense reimbursement and the
 .86% shown in the parentheses is what the total for 1996 would be in the absence of expense reimbursement.

MFS Trust's Adviser has agreed to bear, subject to reimbursement, expenses for each of the three Eligible Funds shown such that each Fund's total operating expenses shall not exceed, on an annualized basis, 1.25% of the average daily net assets of the Fund from January 1, 1997 through December 31, 1998, and 1.50% of the average daily net assets of the Fund from January 1, 1999 through December 31, 2004; provided however, that this obligation may be terminated or revised at any time. Each percentage shown in the parentheses is what the total expenses would be in the absence of expense reimbursement: for MFS Bond--9.45%; MFS Emerging Growth--1.16%; and for MFS Research--1.48%.

SteinRoe Trust's adviser has voluntarily agreed until 4/30/98 to reimburse all expenses, including management fees, in excess of the following percentage of the average annual net assets of each Fund, so long as such reimbursement would not result in the Fund's inability to qualify as a regulated investment company under the Internal Revenue Code: .80% for Stein Roe Special Venture and Stein Roe Growth Stock; .65% for Stein Roe Money Market; and .75% for Stein Roe Balanced.

4The annuity is designed for retirement planning purposes. Surrenders prior to the Income Date are not consistent with the long-term purposes of the Certificate and the applicable tax laws.

The examples should not be considered a representation of past or future expenses and charges of the Sub-Accounts. Actual expenses may be greater or less than those shown. Similarly, the assumed 5% annual rate of return is not an estimate or a guarantee of future investment performance. See "Deductions" in this prospectus, "Management" in the prospectus for AIM
Insurance Funds, "Management of the Fund" in the prospectus for the Alliance Series Fund, "Trust Management Organizations" and "Expenses of the Funds" in the prospectus for Liberty Trust, "Management of the Series" and "Expenses" in the prospectus for MFS Trust, and "How the Funds are Managed" in the prospectus for SteinRoe Trust.


                                 SYNOPSIS

The following Synopsis should be read in conjunction with the detailed information in this prospectus and the Statement of Additional Information. Please refer to the Glossary of Special Terms for the meaning of certain defined terms. Variations from the information appearing in this prospectus due to individual state requirements are described in supplements which are attached to this prospectus, or in endorsements to the Certificates, as appropriate.

The Certificate allows Certificate Owners to allocate Purchase Payments to the Variable Account and also to the Fixed Account. The Variable Account is a separate investment account maintained by Keyport. The Fixed Account is part of Keyport's "general account", which consists of all Keyport's assets except the Variable Account and the assets of other separate investment accounts maintained by Keyport. Certificate Owners may allocate payments to, and receive annuity payments from the Variable Account and/or the Fixed Account. If the Certificate Owner allocates payments to the Variable Account, the accumulation values and annuity payments will fluctuate according to the investment experience of the Sub-Accounts chosen. If the Certificate Owner allocates payments to the Fixed Account, the accumulation values will increase at guaranteed interest rates and annuity payments will be of a fixed amount. Fixed Account Values are subject to a limited market value adjustment. (See Appendix A on Page 27 for more information on the Fixed Account.) If the Certificate Owner allocates payments to both
Accounts, then the accumulation values and annuity payments will be variable in part and fixed in part.


The Certificate permits Purchase Payments to be made on a flexible Purchase Payment basis. The minimum initial payment is $25,000. The minimum amount for each subsequent payment is $1,000 or such lesser amount as Keyport may permit from time to time (currently $250). (See "Purchase Payments and Applications" on Page 9.)

There are no deductions made from Purchase Payments for sales charges at the time of purchase.

Keyport deducts a Mortality and Expense Risk Charge, which is equal on an annual basis to 1.25% of the average daily net asset values in the Variable Account attributable to the Certificates. (See "Deductions for Mortality and Expense Risk Charge" on Page 14.) Keyport also deducts a daily administrative charge which is equal on an annual basis to .15% of the same values. (See "Deductions for Daily Admininstrative Charge" on Page 14.)

Keyport reserves the right to deduct a charge of $25 for each transfer in excess of 12 per Certificate Year but currently does not do so. (See "Recent Developments" on Page 24.)


Premium taxes will be charged against the Certificate Value. Currently such premium taxes range from 0% to 5.0%. (See "Deductions for Premium Taxes" on Page 15.)

There are no federal income taxes on increases in the value of a Certificate until a distribution occurs, in the form of a lump sum payment, annuity payments, or the making of a gift or assignment of the Certificate. A federal penalty tax (currently 10%) may also apply. (See "Tax Status" on Page 22.)


The Certificate allows the Certificate Owner to revoke the Certificate generally within 10 days of delivery (see "Right to Revoke" on Page 18). For most states, Keyport will refund the Certificate Value as of the date the returned Certificate is received by Keyport, plus any administrative charges previously deducted. The Certificate Owner thus will bear the investment risk during the revocation period. In other states, Keyport will return Purchase Payments.


                          PERFORMANCE INFORMATION

The Variable Account may from time to time advertise certain performance information concerning its various Sub-Accounts.

Certain of the Eligible Funds have been available for Keyport and/or non-Keyport variable annuity contracts for periods prior to the commencement of the offering of the Certificates described in this prospectus. Any performance information for such periods will be based on the historical results of the Eligible Funds being applied to the Certificate for the specified time periods.

Performance information is not intended to indicate either past performance under an actual Certificate or future performance.

The Sub-Accounts may advertise total return information for various periods of time. Total return performance information is based on the overall percentage change in value of a hypothetical investment in the specific Sub-Account over a given period of time.


Average annual total return information shows the average percentage change in the value of an investment in the Sub-Account from the beginning date of the measuring period to the end of that period. This standardized version of average annual total return reflects all historical investment results, less all charges and deductions applied against the Sub-Account and a Certificate. Average total return does not take into account any premium taxes and would be lower if these taxes were included.


In order to calculate average annual total return, Keyport divides the change in value of a Sub-Account under a Certificate surrendered on a particular date by a hypothetical $1,000 investment in the Sub-Account made by the Certificate Owner at the beginning of the period illustrated. The resulting total rate for the period is then annualized to obtain the average annual percentage change during the period. Annualization assumes that the application of a single rate of return each year during the period will produce the ending value, taking into account the effect of compounding.

The Sub-Accounts may present additional total return information computed on a different basis.


First, the Sub-Accounts may present total return information computed on the same basis as described above. This presentation assumes that the investment in the Certificate continues, consistent with the long-term investment and retirement objectives of the Certificate. The total return percentage will thus be higher under this method than the standard method described above.

Second, the Sub-Accounts may present total return information calculated by dividing the change in a Sub-Account's Accumulation Unit value over a specified time period by the Accumulation Unit value of that Sub-Account at the beginning of the period. This computation results in a 12-month change rate or, for longer periods, a total rate for the period which Keyport annualizes in order to obtain the average annual percentage change in the Accumulation Unit value for that period. The change percentages do not take into account the premium tax charges. The percentages would be lower if these charges were included.

The Stein Roe Money Market Sub-Account is a money market Sub-Account that also may advertise yield and effective yield information. The yield of the Sub-Account refers to the income generated by an investment in the Sub-Account over a specifically identified 7-day period. This income is annualized by assuming that the amount of income generated by the investment during that week is generated each week over a 52-week period and is shown as a percentage. The yield reflects the deduction of all charges assessed against the Sub-Account and a Certificate but does not take into account premium tax charges. The yield would be lower if these charges were included.


The effective yield of the Stein Roe Money Market Sub-Account is calculated in a similar manner but, when annualizing such yield, income earned by the Sub-Account is assumed to be reinvested. This compounding effect causes effective yield to be higher than yield.

                     KEYPORT AND THE VARIABLE ACCOUNT

Keyport Life Insurance Company was incorporated in Rhode Island in 1957 as a stock life insurance company. Its executive and administrative offices are at 125 High Street, Boston, Massachusetts 02110. Its home office is at 695 George Washington Highway, Lincoln, Rhode Island 02865.

Keyport writes individual and group annuity contracts on a non-participating basis. Keyport is licensed to do business in all states except New York and is also licensed in the District of Columbia and the Virgin Islands. Keyport has been rated A+ (Superior) by A.M. Best and Company, independent analysts of the insurance industry. Keyport has been rated A+ each year since 1976, the first year Keyport was subject to Best's alphabetic rating system. Standard & Poor's ("S & P") has rated Keyport AA for excellent financial security, Moody's has rated Keyport A1 for good financial strength and Duff & Phelps has rated Keyport AA- for very high claims paying ability. The Best's A+ rating is in the highest rating category, which also includes A++. S & P and Duff & Phelps have one rating category above AA and Moody's has two rating categories above A. Within the S & P AA category, only AA+ is higher. The Moody's "1" modifier signifies that Keyport is in the higher end of the A category while the Duff & Phelps "-" modifier signifies that Keyport is at the lower end of the AA category. These ratings merely reflect the opinion of the rating company as to the relative financial strength of Keyport and Keyport's ability to meet its contractual obligations to its policyholders. Even though assets in the Variable Account are held separately from Keyport's other assets, ratings of Keyport may still be relevant to Certificate Owners since not all of Keyport's contractual obligations relate to payments based on those segregated assets (e.g., see "Death Provisions" for Keyport's obligation after certain deaths to increase the Certificate Value if it is less than Death Benefit Amount or otherwise enhance the death benefit with interest).

Keyport is a member of the Insurance Marketplace Standards Association ("IMSA"), and as such may use the IMSA logo and membership in IMSA in advertisements. Being a member means that Keyport has chosen to participate in IMSA's Life Insurance Ethical Market Conduct Program.

Keyport is one of the Liberty Financial Companies. Keyport is ultimately controlled by Liberty Mutual Insurance Company of Boston, Massachusetts, a multi-line insurance company.

The Variable Account was established by Keyport pursuant to the provisions of Rhode Island Law on January 30, 1996. The Variable Account meets the definition of "separate account" under the federal securities laws. The Variable Account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. Such registration does not involve supervision of the management of the Variable Account or Keyport by the Securities and Exchange Commission.

Obligations under the Certificates are the obligations of Keyport. Although the assets of the Variable Account are the property of Keyport, these assets are held separately from the other assets of Keyport and are not chargeable with liabilities arising out of any other business Keyport may conduct. Income, capital gains and/or capital losses, whether or not realized, from assets allocated to the Variable Account are credited to or charged against the Variable Account without regard to the income, capital gains, and/or capital losses arising out of any other business Keyport may conduct. Thus, Keyport does not guarantee the investment performance of the Variable Account. The Variable Account Value and the amount of variable annuity payments will vary with the investment performance of the investments in the Variable Account.

                             YEAR 2000 MATTERS

Many existing computer programs use only two digits to identify a year in the date field. These programs were designed and developed without considering the impact of the upcoming change in the century. If not corrected, many computer applications could fail or create erroneous results by or at the year 2000. This potential problem has become known as the "Year 2000 issue". The Year 2000 issue affects virtually all companies and organizations.

Computer applications which are affected by the Year 2000 issue could impact Keyport's business functions in various ways, ranging from a complete inability to perform critical business functions to a loss of productivity in varying degrees. Likewise, the failure of some computer applications could have no impact on critical business functions.

Keyport is assessing and addressing the Year 2000 issue by implementing a four-step plan. The first two steps involve inventorying all the computer applications which support Keyport's business functions and prioritizing computer applications which are affected by the Year 2000 issue based upon the degree of impact each has on the functioning of Keyport's business units. The first two steps of the plan are substantially complete.

The final two steps of the four-step plan involve remediation of affected computer applications (i.e., repairing or replacing programs, including those which interface with third-party computer applications that have unremediated Year 2000 issues, and appropriate testing) and reinstallation of computer applications. For computer applications which are "mission critical" (i.e., their failure would result in the complete inability to perform critical business functions), Keyport expects to complete the final two steps of the plan by December 31, 1998. Remediation and reinstallation of non-critical computer applications is scheduled to be completed by December 31, 1999.

Keyport believes that the Year 2000 issue could have a material impact on Keyport's operations if the four-step plan is not timely implemented. However, based upon the progress that is being made, Keyport believes that the timetable for implementing the plan will be met and that the Year 2000 issue will not pose significant operational problems for its computer systems.

Keyport does not expect that the cost of addressing the Year 2000 issue will be material to its financial condition or its results of operations.

                    PURCHASE PAYMENTS AND APPLICATIONS


The initial Purchase Payment is due on the Certificate Date. The minimum initial Purchase Payment is $25,000. Additional Purchase Payments can be made at the Certificate Owner's option. Each subsequent Purchase Payment must be at least $1,000 or such lesser amount as Keyport may permit from time to time (currently $250). Keyport may reject any Purchase Payment.


If the application for a Certificate is in good order and it calls for amounts to be allocated to the Variable Account, Keyport will apply the initial Purchase Payment to the Variable Account and credit the Certificate with Accumulation Units within two business days of receipt. If the application for a Certificate is not in good order, Keyport will attempt to get it in good order within five business days. If it is not complete at the end of this period, Keyport will inform the applicant of the reason for the delay and that the Purchase Payment will be returned immediately unless the applicant specifically consents to Keyport's keeping the Purchase Payment until the application is complete. Once the application is complete, the Purchase Payment will be applied within two business days of its completion. Keyport has reserved the right to reject any application.

Keyport confirms, in writing, to the Certificate Owner the allocation of all Purchase Payments and the re-allocation of values after any requested transfer. Keyport must be notified immediately by the Certificate Owner of any processing error.

Keyport will permit others to act on behalf of an applicant in certain instances, including the following two examples. First, Keyport will accept an application for a Certificate that contains a signature signed under a power of attorney if a copy of that power of attorney is submitted with the application. Second, Keyport will issue a Certificate that is replacing an existing life insurance or annuity policy that was issued by Keyport or an affiliated company without having previously received a signed application from the applicant. Certain dealers or other authorized persons such as employers and Qualified Plan fiduciaries will inform Keyport of an applicant's answers to the questions in the application by telephone or by order ticket and cause the initial Purchase Payment to be paid to Keyport. If the information is in good order, Keyport will issue the Certificate with a copy of an application completed with that information. The Certificate will be delivered to the Certificate Owner with a letter from Keyport that will give the Certificate Owner an opportunity to respond to Keyport if any of the application information is incorrect. Alternatively, Keyport's letter may request the Certificate Owner to confirm the correctness of the information by signing either a copy of the application or a Certificate delivery receipt that ratifies the application in all respects (in either case, a copy of the signed document would be returned to Keyport for its permanent records). All purchases are confirmed, in writing, to the applicant by Keyport. Keyport's liability under a Certificate extends only to amounts so confirmed.

                    INVESTMENTS OF THE VARIABLE ACCOUNT

                     Allocations of Purchase Payments

Purchase Payments applied to the Variable Account will be invested in one or more of the Eligible Fund Sub-Accounts designated as permissible investments in accordance with the selection made by the Certificate Owner in the application. Any selection must specify the percentage of the Purchase Payment that is allocated to each Sub-Account or must specify the asset allocation model selected. (See "Other Services, The Programs".) The percentage for each Sub-Account, if not zero, must be at least 5% and must be a whole number. A Certificate Owner may change the allocation percentages without fee, penalty or other charge. Allocation changes must be made by Written Request unless the Certificate Owner has by Written Request authorized Keyport to accept telephone allocation instructions from the Certificate Owner or from a person acting for the Certificate Owner as an attorney-in-fact under a power of attorney. By authorizing Keyport to accept telephone changes, a Certificate Owner agrees to accept and be bound by the conditions and procedures established by Keyport from time to time. The current conditions and procedures are in Appendix B and Certificate Owners authorizing telephone allocation instructions will be notified, in advance, of any changes.

The Variable Account is segmented into Sub-Accounts. Each Sub-Account contains the shares of one of the Eligible Funds and such shares are purchased at net asset value. Eligible Funds and Sub-accounts may be added or withdrawn as permitted by applicable law. The Sub-Accounts in the Variable Account and the corresponding Eligible Funds currently are as follows:


Eligible Funds of AIM Insurance Funds          Sub-Accounts
AIM Capital Appreciation                       AIM Capital Appreciation
                                                 Sub-Account
AIM Growth                                     AIM Growth Sub-Account
AIM International Equity                       AIM International Equity
                                                 Sub-Account



Eligible Funds of Alliance Series Fund         Sub-Accounts
Alliance Global Bond                           Alliance Global Bond Sub-
                                                 Account



Alliance Growth and Income                     Alliance Growth and Income
                                                 Sub-Account

Alliance Premier Growth                        Alliance Premier Growth Sub-
                                                 Account

Alliance Real Estate                           Alliance Real Estate Sub-
                                                 Account

Eligible Funds of Liberty Trust                Sub-Accounts

Colonial Growth and Income                     Colonial Growth and Income
                                                 Sub-Account
Colonial High Yield Securities                 Colonial High Yield
                                                 Securities Sub-Account
Colonial Small Cap Value                       Colonial Small Cap Value
                                                 Sub-Account

Colonial Strategic Income                      Colonial Strategic Income
                                                 Sub-Account
Colonial U.S. Stock                            Colonial U.S. Stock Sub-
                                                 Account
Liberty All-Star Equity                        Liberty All-Star Equity Sub-
                                                 Account


Stein Roe Global Utilities                     Stein Roe Global Utilities
                                                 Sub-Account
Eligible Funds of MFS Trust                    Sub-Accounts

MFS Bond                                       MFS Bond Sub-Account

MFS Emerging Growth                            MFS Emerging Growth Sub-
                                                 Account
MFS Research                                   MFS Research Sub-Account
Eligible Funds of SteinRoe Trust               Sub-Accounts
Stein Roe Balanced                             Stein Roe Balanced Sub-
                                                 Account
Stein Roe Growth Stock                         Stein Roe Growth Stock Sub-
                                                 Account
Stein Roe Money Market                         Stein Roe Money Market Sub-
                                                 Account


Stein Roe Special Venture                      Stein Roe Special Venture
                                                 Sub-Account

                              Eligible Funds


The Eligible Funds which are the permissible investments of the Variable Account are the separate funds listed above of AIM Insurance Funds, Alliance Series Fund, Liberty Trust, MFS Trust and SteinRoe Trust, and any other mutual funds with which Keyport and the Variable Account may enter into a participation agreement for the purpose of making such mutual funds available as Eligible Funds under certain Certificates.

AIM Advisors Inc. ("AIM") serves as the investment adviser to each of the Eligible Funds of the AIM Insurance Funds. AIM was organized in 1976, and, together with its subsidiaries, manages or advises 46 investment portfolios (including the Funds).

Alliance Capital Management L.P. is the investment adviser for each of the Eligible Funds of Alliance Series Fund. AIGAM International Limited serves as sub-adviser for Alliance Global.

Liberty Advisory Services Corp. ("LASC")(formerly named Keyport Advisory Services Corp.), a subsidiary of Keyport, is the manager for Liberty Trust and its Eligible Funds. Colonial Management Associates, Inc. ("Colonial"), an affiliate of Keyport, serves as sub-adviser for the Eligible Funds (except for Stein Roe Global Utilities and Liberty All-Star Equity). Colonial has provided investment advisory services since 1931. Liberty Asset Management Company, an affiliate of Keyport, serves as sub-adviser for Liberty All-Star Equity and the current portfolio managers are J.P. Morgan Investment Management Inc., Oppenheimer Capital, Wilke/Thompson Capital Management Inc., Westwood Management Corp. and Palley-Needelman Asset Management, Inc.

Massachusetts Financial Services Company ("MFS") is the investment adviser for the Eligible Funds of MFS Trust. MFS is America's oldest mutual fund organization. MFS and its predecessor organizations have a history of money management dating from 1924 and the founding of the first mutual fund in the United States, Massachusetts Investors Trust.


Stein Roe & Farnham Incorporated ("Stein Roe") is the investment adviser for each Eligible Fund of SteinRoe Trust and sub-adviser for Stein Roe Global Utilities. In 1986, Stein Roe was organized and succeeded to the business of Stein Roe & Farnham, a partnership. Stein Roe is an affiliate of Keyport. Stein Roe and its predecessor have provided investment advisory and administrative services since 1932.

The investment objectives of the Eligible Funds are briefly described below. More detailed information, including investor considerations related to the risks of investing in a particular Eligible Fund, may be found in the current prospectus for that Fund. An investor should read that prospectus carefully before selecting a fund for investing. The prospectus is available, at no charge, from a salesperson or by writing Keyport at the address shown on Page 1 or by calling (800) 437-4466.


Eligible Funds of AIM Insurance
Funds and Variable Account
Sub-Accounts                            Investment Objective

AIM Capital Appreciation                Capital appreciation through
(AIM Capital Appreciation               investments in common stocks,
 Sub-Account)                           with emphasis on medium-sized
                                        and smaller emerging growth
                                        companies.

AIM Growth                              Growth of capital through
(AIM Growth Sub-Account)                investments primarily in
                                        common stocks of leading U.S.
                                        companies considered by AIM
                                        to have strong earnings
                                        momentum.

AIM International Equity                Long-term growth of capital
(AIM International Equity               by investing in international
 Sub-Account)                           equity securities, the issuers
                                        of which are considered by AIM
                                        to have strong earnings
                                        momentum.


Eligible Funds of Alliance Series
Fund and Variable Account
Sub-Accounts                            Investment Objective

Alliance Global Bond                    A high level of return from a
(Alliance Global Bond                   combination of current income and
 Sub-Account)                           capital appreciation by investing
                                        in a globally diversified portfolio
                                        of high quality debt securities
                                        denominated in the U.S. Dollar and
                                        a range of foreign currencies.


Alliance Growth and Income              Balance the objectives of
(Alliance Growth and Income             reasonable current income and
 Sub-Account)                           reasonable opportunities for
                                        appreciation through investments
                                        primarily in dividend-paying
                                        common stocks of good quality.


Alliance Premier Growth                 Growth of capital rather than
(Alliance Premier Growth                current income.
 Sub-Account)


Alliance Real Estate                    Total return on its assets through
(Alliance Real Estate Sub-              long-term growth of capital and
 Account)                               income principally through
                                        investing in a portfolio of equity
                                        securities of issuers that are
                                        primarily engaged in or related to
                                        the real estate industry.


Eligible Funds of Liberty Trust
and Variable Account
Sub-Accounts                            Investment Objective


Colonial Growth and Income              Primarily income and long-term
(Colonial Growth and Income             capital growth and, secondarily,
Sub- Account)(formerly named            preservation of capital.
Colonial-Keyport Growth and
Income Fund)

Colonial High Yield Securities          High current income and total
(Colonial High Yield Securities         return by investing primarily
 Sub-Account)                           in lower rated corporate debt
                                        securities.

Colonial Small Cap Value                Long-term growth by investing
(Colonial Small Cap Value               in smaller capitalization
 Sub-Account)                           equity securities.


Colonial Strategic Income               A high level of current income, as
(Colonial Strategic Income              is consistent with prudent risk and
Sub-Account)(formerly named             maximizing total return, by
Colonial-Keyport Strategic              diversifying investments primarily
Income Fund)                            in U.S. and foreign government and
                                        high yield, high risk corporate
                                        debt securities.

Colonial U.S. Stock                     Long-term capital growth by
(Colonial U.S. Stock Sub-Account)       investing primarily in large
(formerly named Colonial-Keyport        capitalization equity securities.
U.S. Stock Fund)

Liberty All-Star Equity                 Total investment return, comprised
(Liberty All-Star Equity Sub-Account)   of long-term capital appreciation
                                        and current income, through
                                        investment primarily in a
                                        diversified portfolio of equity
                                        securities.



Stein Roe Global Utilities              Current income and long-term growth
(Stein Roe Global Utilities             of capital and income.
Sub-Account)(formerly named
Colonial-Keyport Utilities Fund)

Eligible Funds of MFS Trust
and Variable Account
Sub-Accounts                            Investment Objective


MFS Bond                                High level of current income
(MFS Bond Sub-Account)                  as is believed consistent
                                        with prudent investment risk
                                        and secondarily to protect
                                        shareholders' capital.


MFS Emerging Growth                     Long-term growth of capital.
(MFS Emerging Growth Sub-Account)

MFS Research                            Long-term growth of capital and
(MFS Research Sub-Account)              future income.

Eligible Funds of SteinRoe Trust
and Variable Account
Sub-Accounts                            Investment Objective

Stein Roe Balanced                      High total investment return
(Stein Roe Balanced                     through investment in a changing
Sub-Account) (formerly named SteinRoe   mix of securities.
Managed Assets Fund)

Stein Roe Growth Stock                  Long-term growth of capital through
(Stein Roe Growth Stock                 investment primarily in common
Sub-Account)(formerly named SteinRoe    stocks.
Managed Growth Stock Fund)

Stein Roe Money Market                  High current income from short-term
(Stein Roe Money Market                 money market instruments while
Sub-Account)(formerly named SteinRoe    emphasizing preservation of capital
Cash Income Fund)                       and maintaining excellent
                                        liquidity.



Stein Roe Special Venture               Capital growth by investing
(Stein Roe Special Venture              primarily in common stocks,
Sub-Account)(formerly named SteinRoe    convertible securities, and other
Capital Appreciation Fund)              securities selected for prospective
                                        capital growth.

There is no assurance that the Eligible Funds will achieve their stated objectives.


All the Eligible Funds are funding vehicles for variable annuity contracts and variable life insurance policies offered by separate accounts of Keyport and of insurance companies affiliated and unaffiliated with Keyport. The risks involved in this "mixed and shared funding" are disclosed in the Eligible Fund prospectuses under the following captions:
AIM Insurance Funds--"Purchase and Redemption of Shares"; Alliance Series Fund--"Introduction to the Fund"; Liberty Trust--"The Trust"; MFS Trust-- "Investment Concept of the Trust"; and SteinRoe Trust--"The Trust".


                    Transfer of Variable Account Value

Certificate Owners may transfer Variable Account Value from one Sub-Account
to   another   Sub-Account  and/or  to  the  Fixed  Account.  See   "Recent
Developments".

The Certificate allows Keyport to charge a transfer fee and to limit the number of transfers that can be made in a specified time period. Certificate Owners should be aware that transfer limitations may prevent a Certificate Owner from making a transfer on the date he or she wants to, with the result that the Certificate Owner's future Certificate Value may be lower than it would have been had the transfer been made on the desired date.

Currently, Keyport has no limit on the number or frequency of transfers, and it is not charging a transfer fee of $25 for each transfer in excess of 12 per Certificate Year. For transfers under different Certificates that are being requested under powers of attorney with a common attorney-in-fact or that are, in Keyport's determination, based on the recommendation of a common investment adviser or broker/dealer, there is a transfer limitation of one transfer every 30 days or such other period as Keyport may permit.


Keyport is also limiting each transfer to a maximum of $500,000 or such greater amount as Keyport may permit. All transfers requested for a Certificate on the same day will be treated as a single transfer and the total combined transfer amount will be subject to the $500,000 limitation. If the $500,000 limitation is exceeded, no amount of the transfer will be executed by Keyport.


In applying the $500,000 limitation, Keyport may treat as one transfer all transfers requested by a Certificate Owner for multiple Certificates he or she owns. If the $500,000 limitation is exceeded for multiple transfers requested on the same day that are treated as a single transfer, no amount of the transfer will be executed by Keyport.

In applying the $500,000 limitation to transfers requested by a common attorney-in-fact or investment adviser, Keyport will treat as one transfer all transfers requested under different Certificates that are being requested under powers of attorney with a common attorney-in-fact or that are, in Keyport's determination, based on the recommendation of a common investment adviser or broker/dealer. If the $500,000 limitation is exceeded for multiple transfers requested on the same day that are treated as a single transfer, no amount of the transfer will be executed by Keyport. If a transfer is executed under one Certificate and, within the next 30 days, a transfer request for another Certificate is determined by Keyport to be related to the executed transfer under this paragraph's rules, the transfer request will not be executed by Keyport. In order for it to be executed, it would need to be requested again after the 30 day period has expired and it, along with any other transfer requests that are collectively treated as a single transfer, would need to total less than $500,000.

Keyport's interest in applying these limitations is to protect the interests of both Certificate Owners who are not engaging in significant transfer activity and Certificate Owners who are engaging in such activity. Keyport has determined that the actions of Certificate Owners engaging in significant transfer activity among Sub-Accounts may cause an adverse affect on the performance of the Eligible Fund for the Sub-Account involved. The movement of Sub-Account values from one Sub-Account to another may prevent the appropriate Eligible Fund from taking advantage of investment opportunities because it must maintain a liquid position in order to handle redemptions. Such movement may also cause a substantial increase in Fund transaction costs which must be indirectly borne by Certificate Owners.

Certificate Owners will be notified, in advance, of the imposition of any transfer fee or of a change in the limitation on the number of transfers. The fee will not exceed $25.

Transfers must be made by Written Request unless the Certificate Owner has by Written Request authorized Keyport to accept telephone transfer requests from the Certificate Owner or from a person acting for the Certificate
Owner as an attorney-in-fact under a power of attorney. By authorizing Keyport to accept telephone transfer instructions, a Certificate Owner agrees to accept and be bound by the conditions and procedures established by Keyport from time to time. The current conditions and procedures are in Appendix B and Certificate Owners authorizing telephone transfers will be notified, in advance, of any changes. Written transfer requests may be made by a person acting for the Certificate Owner as an attorney-in-fact under a power of attorney.

Transfer requests received by Keyport before the close of trading on the New York Stock Exchange (currently 4:00 PM Eastern Time) will be initiated at the close of business that day. Any requests received later will be initiated at the close of the next business day. Each request from a Certificate Owner to transfer value will be executed by both redeeming and acquiring Accumulation Units on the day Keyport initiates the transfer.

If  100%  of  any  Sub-Account's value is transferred  and  the  allocation formula for Purchase Payments includes that Sub-Account, then the allocation formula for future Purchase Payments will automatically change unless the Certificate Owner instructs otherwise. For example, if the allocation formula is 50% to Sub-Account A and 50% to Sub-Account B and all of Sub-Account A's value is transferred to Sub-Account B, the allocation formula will change to 100% to Sub-Account B unless the Certificate Owner instructs otherwise.

     Substitution of Eligible Funds and Other Variable Account Changes

If the shares of any of the Eligible Funds should no longer be available for investment by the Variable Account or if in the judgment of Keyport's management further investment in such fund shares should become inappropriate in view of the purpose of the Certificate, Keyport may add or substitute shares of another Eligible Fund or of another mutual fund for Eligible Fund shares already purchased under the Certificate. No substitution of Fund shares in any Sub-Account may take place without prior approval of the Securities and Exchange Commission and notice to Certificate Owners, to the extent required by the Investment Company Act of 1940.

Keyport has also reserved the right, subject to compliance with the law as currently applicable or subsequently changed: (a) to operate the Variable Account in any form permitted under the Investment Company Act of 1940 or in any other form permitted by law; (b) to take any action necessary to comply with or obtain and continue any exemptions from the Investment Company Act of 1940 or to comply with any other applicable law; (c) to transfer any assets in any Sub-Account to another Sub-Account, or to one or more separate investment accounts, or to Keyport's general account; or to add, combine or remove Sub-Accounts in the Variable Account; and (d) to change the way Keyport assesses charges, so long as the aggregate amount is not increased beyond that currently charged to the Variable Account and the Eligible Funds in connection with the Certificates.

                                DEDUCTIONS


             Deductions for Mortality and Expense Risk Charge

Although variable annuity payments made to Annuitants will vary in accordance with the investment performance of the investments of the Variable Account, they will not be affected by the mortality experience (death rate) of persons receiving such payments or of the general population. Keyport guarantees the Death Benefits described below (see "Death Benefits"). Keyport assumes an expense risk that the asset-based Administrative Charge will be insufficient to cover the anticipated portion of Keyport's administrative expenses.

To compensate it for assuming mortality and expense risks, for each Valuation Period Keyport deducts from each Sub-Account a Mortality and Expense Risk Charge equal on an annual basis to 1.25% of the average daily net asset value of the Sub-Account. The charge is deducted during both the accumulation and annuity periods (i.e., both before and after the Income
Date). Less than the full charge will be deducted from Sub-Account values attributable to Certificates issued to employees of Keyport and other persons specified in "Sales of the Certificates".

                Deductions for Daily Administrative Charge

Keyport also deducts from each Sub-Account each Valuation Period an Administrative Charge equal on an annual basis to 0.15% of the average daily net asset value of the Sub-Account. This charge compensates Keyport for a portion of the administrative expenses relating to the Certificate.


            Deductions for Transfers of Variable Account Value

The Certificate allows Keyport to charge a transfer fee. Currently no fee is being charged. Certificate Owners will be notified, in advance, of the imposition of any fee. The fee will not exceed $25.

                       Deductions for Premium Taxes

Keyport deducts the amount of any premium taxes levied by any state or governmental entity when paid unless Keyport elects to defer such deduction. It is not possible to describe precisely the amount of premium tax payable on any transaction involving the Certificate offered hereby. Such premium taxes depend, among other things, on the type of Certificate (Qualified or Non-Qualified), on the state of residence of the Certificate Owner, the state of residence of the Annuitant, the status of Keyport within such states, and the insurance tax laws of such states. Currently such premium taxes range from 0% to 5.0% of either total Purchase Payments or Certificate Value.

                        Deductions for Income Taxes

Keyport will deduct from any amount payable under the Certificate any income taxes that a governmental authority requires Keyport to withhold with respect to that amount. See "Income Tax Withholding" and "Tax-Sheltered Annuities".

                      Total Variable Account Expenses


Total Variable Account expenses in relation to the Certificate will be the Mortality and Expense Risk Charge and the Daily Administrative Charge.


The value of the assets in the Variable Account will reflect the value of Eligible Fund shares and therefore the deductions from and expenses paid out of the assets of the Eligible Funds. These deductions and expenses are described in the Eligible Fund prospectuses.

                              OTHER SERVICES

The Programs. Keyport offers several investment related programs which are available only prior to the Income Date: Asset Allocation; Dollar Cost
Averaging; Systematic Investment; and Systematic Withdrawal Programs. A Rebalancing Program is available prior to and after the Income Date. Under each Program that utilizes transfers, the related transfers between and among Sub-Accounts and the Fixed Account are not counted as one of the twelve free transfers. Each of the Programs has its own requirements, as discussed below. Keyport reserves the right to terminate any Program.

If the Certificate Owner has submitted the required telephone authorization form, certain changes may be made by telephone. For those Programs involving transfers, Owners may change instructions by telephone with regard to which Sub-Accounts or the Fixed Account Certificate Value may be transferred. The current conditions and procedures are described in Appendix B.

Dollar Cost Averaging Program. Keyport offers a Dollar Cost Averaging Program that Certificate Owners may participate in by Written Request. The program periodically transfers Accumulation Units from the Stein Roe Money Market Sub-Account or the One-Year Guarantee Period of the Fixed Account to other Sub-Accounts selected by the Certificate Owner. The program allows a Certificate Owner to invest in Variable Sub-Accounts over time rather than having to invest in those Sub-Accounts all at once. The program is available for initial and subsequent Purchase Payments and for Certificate Value transferred into the Stein Roe Money Market Sub-Account or the One-Year Guarantee Period. Under the program, Keyport makes automatic transfers on a periodic basis out of the Stein Roe Money Market Sub-Account or the One-Year Guarantee Period into one or more of the other available Sub-Accounts (Keyport reserves the right to limit the number of Sub-Accounts the Certificate Owner may choose but there are currently no limits).

The Certificate Owner by Written Request must specify the Stein Roe Money Market Sub-Account or the One Year Guarantee Period from which the transfers are to be made, the monthly amount to be transferred (minimum $100) and the Sub-Account(s) to which the transfers are to be made. The first transfer will occur at the close of the Valuation Period that includes the 30th day after the receipt of the Certificate Owner's Written Request. Each succeeding transfer will occur one month later (e.g., if the 30th day after the receipt date is April 8, the second transfer will occur at the close of the Valuation Period that includes May 8). When the remaining value is less than the monthly transfer amount, that remaining value will be transferred and the program will end. Before this final transfer, the Certificate Owner may extend the program by allocating additional Purchase Payments to the Stein Roe Money Market Sub-Account or the One Year Guarantee Period or by transferring Certificate Value to the Stein Roe Money Market Sub-Account or the One Year Guarantee Period. The Certificate Owner may, by Written Request or by telephone, change the monthly amount to be transferred, change the Sub-Account(s) to which the transfers are to be made, or end the program. The program will automatically end if the Income Date occurs. Keyport reserves the right to end the program at any time by sending the Certificate Owner a notice one month in advance.

Written or telephone instructions must be received by Keyport by the end (currently 4:00 PM Eastern Time) of the business day preceding the next scheduled transfer in order to be in effect for that transfer. Telephone instructions are subject to the conditions and procedures established by Keyport from time to time. The current conditions and procedures appear in Appendix B, and Certificate Owners in a dollar cost averaging program will be notified, in advance, of any changes.

Asset Allocation Program. Certificate Owners may select from five asset allocation model portfolios separately developed by Ibbotson Associates and Standard & Poor's (Model A -- Capital Preservation, Model B -- Income and Growth, Model C -- Moderate Growth, Model D -- Growth, and Model E -- Aggressive Growth). If a Certificate Owner elects one of the models, initial and subsequent Purchase Payments will automatically be allocated among the Sub-Accounts in the model. Only one model may be used in a Certificate at a time. Certificate Owners may use a questionnaire and scoring system to determine the model which corresponds to their risk tolerance and time horizons.

Periodically Ibbotson Associates and Standard & Poor's will review the models and may determine that a reconfiguration of the Sub-Accounts and percentage allocations among those Sub-Accounts is appropriate. Certificate Owners will receive notification prior to any reconfiguration.

The Fixed Account is not available in any asset allocation model. A Certificate Owner may allocate initial or subsequent Purchase Payments, or Certificate Value, between an asset allocation model and the Fixed Account.

Rebalancing Program. In accordance with the Certificate Owner's election of the relative Purchase Payment percentage allocations, Keyport will automatically rebalance the Certificate Value of each Sub-Account either monthly, quarterly, semi-annually, or annually. On the last day of the period selected, Keyport will automatically rebalance the Certificate Value in each of the Sub-Accounts to match the current Purchase Payment percentage allocations. The Program may be terminated at any time and the percentages may be altered by Written Request. The requested change must be received at the Office ten (10) days prior to the end of the period selected. Certificate Value allocated to the Fixed Account is not subject to automatic rebalancing. After the Income Date, automatic rebalancing applies only to variable annuity payments and Keyport will rebalance the number of Annuity Units in each Sub-Account (Annuity Units are used to calculate the amount of each Sub-Account annuity payment; see "Variable Annuity Benefits" in the Statement of Additional Information).

Systematic Investment Program. Purchase Payments under Non-Qualified Certificates may be made by monthly deductions from the bank account or payroll of any Certificate Owner who has completed and returned to Keyport a Systematic Investment Program application and authorization form. The application and authorization form may be obtained from Keyport or from the sales representative. Each Systematic Investment Program Purchase Payment is subject to a current minimum of $50.


Systematic Withdrawal Program. To the extent permitted by law, Keyport will make monthly, quarterly, semi-annually or annual distributions of a predetermined dollar amount to the Certificate Owner that has enrolled in the Systematic Withdrawal Program. Under the Program, all distributions will be made directly to the Certificate Owner and will be treated for federal tax purposes as any other withdrawal or distribution of Certificate Value. (See "Tax Status".) The Certificate Owner may specify the amount of each partial withdrawal, subject to a minimum of $100. Systematic withdrawals may be made from the Sub-Accounts and the one, three, five, and seven year Guarantee Periods of the Fixed Account.

Unless the Certificate Owner specifies the Sub-Account or Sub-Accounts or the Fixed Account from which withdrawals of Certificate Value shall be made or if the amount in a specified Sub-Account is less than the predetermined amount, Keyport will make withdrawals under the Program from the Sub-Accounts and the Fixed Account in amounts proportionate to the amounts in the Sub-Accounts and the Fixed Account. All withdrawals under the Program will be effected by canceling the number of Accumulation Units equal in value to the amount to be distributed to the Certificate Owner.


The Program may be combined with all other Programs except the Systematic Investment Program.



                             THE CERTIFICATES

                          Variable Account Value

The Variable Account Value for a Certificate is the sum of the value of each Sub-Account to which values are allocated under a Certificate. The value of each Sub-Account is determined at any time by multiplying the number of Accumulation Units attributable to that Sub-Account by the Accumulation Unit value for that Sub-Account at the time of determination. The Accumulation Unit value is an accounting unit of measure used to determine the change in an Accumulation Unit's value from Valuation Period to Valuation Period.

Each Purchase Payment that is made results in additional Accumulation Units being credited to the Certificate and the appropriate Sub-Account thereunder. The number of additional units for any Sub-Account will equal the amount allocated to that Sub-Account divided by the Accumulation Unit value for that Sub-Account at the time of investment.

                             Valuation Periods

The Variable Account is valued each Valuation Period using the net asset value of the Eligible Fund shares. A Valuation Period is the period commencing at the close of trading on the New York Stock Exchange on each Valuation Date and ending at the close of trading for the next succeeding Valuation Date. A Valuation Date is each day that the New York Stock Exchange is open for business. The New York Stock Exchange is currently closed on weekends, New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

                           Net Investment Factor

Variable Account Value will fluctuate in accordance with the investment results of the underlying Eligible Funds. In order to determine how these fluctuations affect value, Keyport utilizes an Accumulation Unit value. Each Sub-Account has its own Accumulation Units and value per Unit. The Unit value applicable during any Valuation Period is determined at the end of that period.

When Keyport first purchased Eligible Fund shares on behalf of the Variable Account, Keyport valued each Accumulation Unit at a specified dollar amount. The Unit value for each Sub-Account in any Valuation Period thereafter is determined by multiplying the value for the prior period by a net investment factor. This factor may be greater or less than 1.0; therefore, the Accumulation Unit may increase or decrease from Valuation Period to Valuation Period. Keyport calculates a net investment factor for each Sub-Account by dividing (a) by (b) and then subtracting (c) (i.e., (a/b) - c), where:

(a) is equal to:

(i) the net asset value per share of the Eligible Fund at the end of the Valuation Period; plus

(ii) the per share amount of any distribution made by the Eligible Fund if the "ex-dividend" date occurs during that same Valuation Period.

(b) is the net asset value per share of the Eligible Fund at the end of the prior Valuation Period.

(c) is equal to:

(i)  the  Valuation  Period equivalent of the Mortality  and  Expense  Risk
Charge; plus


(ii)  the  Valuation Period equivalent of the daily Administrative  Charge;
plus


(iii) a charge factor, if any, for any tax provision established by Keyport as a result of the operations of that Sub-Account.


For Certificates issued to employees of Keyport and other persons specified in "Sales of the Certificates", Unit values with .35% in (c)(i) above.


                      Modification of the Certificate

Only Keyport's President or Secretary may agree to alter the Certificate or waive any of its terms. Any changes must be made in writing and with the Certificate Owner's consent, except as may be required by applicable law.

                              Right to Revoke

The Certificate Owner may return the Certificate within 10 days after he or she receives it by delivering or mailing it to Keyport's Office. The return of the Certificate by mail will be effective when the postmark is affixed to a properly addressed and postage-prepaid envelope. The returned Certificate will be treated as if Keyport never issued it and Keyport will refund either the Certificate Value or Purchase Payments, as required by state law.

For Certificates delivered in California to a Certificate Owner age 60 or older, the Certificate Owner may return the Certificate to Keyport's Office or to the agent from whom the Certificate was purchased. If the Certificate is received at Keyport's Office or by the agent within 30 days after the Certificate Owner receives the Certificate, Keyport will refund the Certificate Value.

              DEATH PROVISIONS FOR NON-QUALIFIED CERTIFICATES

Death of Primary Owner, Joint Owner or Certain Non-Owner Annuitant. These provisions apply if, before the Income Date while the Certificate is In Force, the primary Certificate Owner or any Joint Certificate Owner dies (whether or not the decedent is also the Annuitant) or the Annuitant dies under a Certificate with a non-natural Certificate Owner such as a trust. The Designated Beneficiary will control the Certificate after such a death.

If the decedent's surviving spouse (if any) is the sole Designated Beneficiary, the surviving spouse will automatically become the new sole primary Certificate Owner as of the decedent's date of death. And, if the Annuitant is the decedent, the new Annuitant will be any living contingent annuitant, otherwise the surviving spouse. The Certificate may continue until another death occurs (i.e., until the death of the Annuitant, primary Certificate Owner or joint Certificate Owner). Except for this paragraph, all of "Death Provisions" will apply to that subsequent death.

In all other cases, the Certificate may continue up to five years from the date of death. During this period, the Designated Beneficiary may exercise all ownership rights, including the right to make transfers or partial surrenders or the right to totally surrender the Certificate for its Surrender Value. If the Certificate is still in effect at the end of the five-year period, Keyport will automatically end it then by paying the Certificate Value to the Designated Beneficiary. If the Designated Beneficiary is not then alive, Keyport will pay any person(s) named by the Designated Beneficiary in a Written Request; otherwise the Designated Beneficiary's estate.

The Covered Person under this paragraph shall be the decedent if he or she is the first to die of the primary Certificate Owner, Joint Certificate Owner, Annuitant, or, if there is a non-natural Certificate Owner such as a trust, the Annuitant shall be the Covered Person. If the Covered Person dies, the Certificate Value will be increased, as provided below, if it is less than the Death Benefit Amount ("DBA"). The DBA is:


The DBA at issue is the initial Purchase Payment. Thereafter, the DBA is calculated for each Valuation period by adding any additional Purchase Payments, and deducting any partial withdrawals. This resulting amount is the "net Purchase Payment death benefit". The Certificate Value for each Certificate Anniversary (the "Anniversary Value") before the 81st birthday of the Covered Person is determined. Each Anniversary Value is increased by any Purchase Payments made after that anniversary. This resultant value is then decreased by an amount calculated at the time of any partial withdrawal made after that anniversary. The amount is calculated by taking the amount of any partial withdrawal, and dividing by the Certificate Value immediately preceding the partial withdrawal, and then multiplying by the Anniversary Value immediately preceding the withdrawal. The greatest Anniversary Value, as so adjusted, (the "greatest Anniversary Value") is the DBA unless the net Purchase Payment death benefit is higher. The net Purchase Payment death benefit will be the DBA if such amount is higher than the greatest Anniversary Value.

When Keyport receives due proof of the Covered Person's death, Keyport will compare, as of the date of death, the Certificate Value to the DBA. If the Certificate Value was less than the DBA, Keyport will increase the current Certificate Value by the amount of the difference. Note that while the amount of the difference is determined as of the date of death, that amount is not added to the Certificate Value until Keyport receives due proof of death. The amount to be credited will be allocated to the Variable Account and/or the Fixed Account based on the Purchase Payment allocation selection that is in effect when Keyport receives due proof of death. Whether or not the Certificate Value is increased because of this minimum death provision, the Designated Beneficiary may, by the later of the 90th day after the Covered Person's death and the 60th day after Keyport is notified of the death, surrender the Certificate for the Certificate Withdrawal Value. If the Certificate is not surrendered, it will continue for the time period specified above.


Payment of Benefits. Instead of receiving a lump sum, the Certificate Owner or any Designated Beneficiary may direct by Written Request that Keyport pay any benefit of $5,000 or more under an annuity payment option that meets the following: (a) the first payment to the Designated Beneficiary must be made no later than one year after the date of death; (b) payments must be made over the life of the Designated Beneficiary or over a period not extending beyond that person's life expectancy; and (c) any payment option that provides for payments to continue after the death of the Designated Beneficiary will not allow the successor payee to extend the period of time over which the remaining payments are to be made.


Death of Certain Non-Certificate Owner Annuitant. These provisions apply if, before the Income Date while the Certificate is In Force, (a) the Annuitant dies, (b) the Annuitant is not a Certificate Owner, and (c) the Certificate Owner is a natural person. The Certificate will continue after the Annuitant's death. The new Annuitant will be any living contingent annuitant, otherwise the primary Certificate Owner. If the Annuitant is the first to die of the Certificate's primary Certificate Owner, Joint Certificate Owner and Annuitant, then the Annuitant is the Covered Person and the Certificate Value will be increased, as provided below, if it is less than the Death Benefit Amount ("DBA"), as defined above. When Keyport receives due proof of the Annuitant's death, Keyport will compare, as of the date of death, the Certificate Value to the DBA. If the Certificate Value was less than the DBA, Keyport will increase the current Certificate Value by the amount of the difference. Note that while the amount of the difference is determined as of the date of death, that amount is not added to the Certificate Value until Keyport receives due proof of death. The amount to be credited will be allocated to the Variable Account and/or the Fixed Account based on the Purchase Payment allocation selection that is in effect when Keyport receives due proof of death. Whether or not the Certificate Value is increased because of this minimum death provision, the Certificate Owner may surrender the Certificate within 90 days of the date of the Annuitant's death for the Certificate Withdrawal Value.


                DEATH PROVISIONS FOR QUALIFIED CERTIFICATES


Death of Annuitant. If the Annuitant dies before the Income Date while the Certificate is In Force, the Designated Beneficiary will control the Certificate after such a death. The Certificate Value will be increased, as provided below, if it is less than the Death Benefit Amount ("DBA") as defined above. When Keyport receives due proof of the Annuitant's death, Keyport will compare, as of the date of death, the Certificate Value to the DBA. If the Certificate Value was less than the DBA, Keyport will increase the current Certificate Value by the amount of the difference. Note that while the amount of the difference is determined as of the date of death, that amount is not added to the Certificate Value until Keyport receives due proof of death. The amount to be credited will be allocated to the Variable Account and/or the Fixed Account based on the Purchase Payment allocation selection that is in effect when Keyport receives due proof of death. Whether or not the Certificate Value is increased because of this minimum death provision, the Designated Beneficiary may, by the later of the 90th day after the Annuitant's death and the 60th day after Keyport is notified of the death, surrender the Certificate for the Certificate Withdrawal Value.

If the Certificate is not surrendered, it may continue for the time period permitted by the Internal Revenue Code provisions applicable to the particular Qualified Plan. During this period, the Designated Beneficiary may exercise all ownership rights, including the right to make transfers or partial withdrawals or the right to totally surrender the Certificate for its Certificate Withdrawal Value. If the Certificate is still in effect at the end of the period, Keyport will automatically end it then by paying the Certificate Withdrawal Value to the Designated Beneficiary. If the Designated Beneficiary is not alive then, Keyport will pay any person(s) named by the Designated Beneficiary in a Written Request; otherwise the Designated Beneficiary's estate.


Payment of Benefits. Instead of receiving a lump sum, the Certificate Owner or any Designated Beneficiary may direct by Written Request that Keyport pay any benefit of $5,000 or more under an annuity payment option that meets the following: (a) the first payment to the Designated Beneficiary must be made no later than one year after the date of death; (b) payments must be made over the life of the Designated Beneficiary or over a period not extending beyond that person's life expectancy; and (c) any payment option that provides for payments to continue after the death of the Designated Beneficiary will not allow the successor payee to extend the period of time over which the remaining payments are to be made.

                           CERTIFICATE OWNERSHIP

The Certificate Owner shall be the person designated in the application. The Certificate Owner may exercise all the rights of the Certificate. Joint Certificate Owners are permitted but not contingent Certificate Owners.

The Certificate Owner may by Written Request change the Certificate Owner, primary beneficiary, contingent beneficiary or contingent annuitant. An irrevocably-named person may be changed only with the written consent of such person.

Because a change of Certificate Owner by means of a gift (i.e., a transfer without full and adequate consideration) may be a taxable event, a Certificate Owner should consult a competent tax adviser as to the tax consequences resulting from such a transfer.

Any Qualified Certificate may have limitations on transfer of ownership. A Certificate Owner should consult the Plan Administrator and a competent tax adviser as to the tax consequences resulting from such a transfer.

                                ASSIGNMENT

The Certificate Owner may assign the Certificate at any time. A copy of any assignment must be filed with Keyport. The Certificate Owner's rights and those of any revocably-named person will be subject to the assignment. Any Qualified Certificate may have limitations on assignability.

Because an assignment may be a taxable event, a Certificate Owner should consult a competent tax adviser as to the tax consequences resulting from any such assignment.

                     PARTIAL WITHDRAWALS AND SURRENDER


The Certificate Owner may make partial withdrawals from the Certificate. Keyport must receive a Written Request and the minimum amount to be withdrawn must be at least $300 or such lesser amount as Keyport may permit in conjunction with a Systematic Withdrawal Program. If the Certificate Value after a partial withdrawal would be below $2,500, Keyport will treat the request as a withdrawal of only the excess amount over $2,500. Unless the request specifies otherwise, the total amount withdrawn will be deducted from all Sub-Accounts of the Variable Account in the ratio that the value in each Sub-Account bears to the total Variable Account Value. If there is no value, or insufficient value, in the Variable Account, then the amount surrendered, or the insufficient portion, will be deducted from the Fixed Account in the ratio that each Guarantee Period's value bears to the total Fixed Account Value.


The Certificate Owner may totally surrender the Certificate by making a Written Request. Surrendering the Certificate will end it. Upon surrender, the Certificate Owner will receive the Certificate Withdrawal Value.

Keyport will pay the amount of any surrender within seven days of receipt of such request. Alternatively, the Certificate Owner may purchase for himself or herself an annuity option with any surrender benefit of at least $5,000. Keyport's consent is needed to choose an option if the Certificate Owner is not a natural person.

Annuity options based on life contingencies cannot be surrendered after annuity payments have begun. Option A, which is not based on life contingencies, may be surrendered if a variable payout has been selected.

Because of the potential tax consequences of a full or partial surrender, a Certificate Owner should consult a competent tax adviser regarding a surrender.

                            ANNUITY PROVISIONS

                             Annuity Benefits


If the Annuitant is alive on the Income Date and the Certificate is In Force, payments will begin under the annuity option or options the Certificate Owner has chosen. The amount of the payments will be determined by applying the Certificate Value increased or decreased by a limited Market Value Adjustment of Fixed Account Value described in Appendix A (less any premium taxes not previously deducted) on the Income Date in accordance with the option selected.


                      Income Date and Annuity Option

The  Certificate Owner may select an Income Date and an Annuity  Option  at the time of application. If the Certificate Owner does not select an Annuity Option, Option B will automatically be designated. If the Certificate Owner does not select an Income Date for the Annuitant, the Income Date will automatically be the earlier of (i) the later of the Annuitant's 90th birthday and the 10th Certificate Anniversary and (ii) any maximum date permitted under state law.

                 Change in Income Date and Annuity Option

The Certificate Owner may choose or change an Annuity Option or the Income Date by making a Written Request to Keyport at least 30 days prior to the Income Date. However, any Income Date must be: (a) for fixed annuity options, not earlier than the first Certificate Anniversary; and (b) not later than the earlier of (i) the later of the Annuitant's 90th birthday and the 10th Certificate Anniversary and (ii) any maximum date permitted under state law.

                              Annuity Options

The Annuity Options are:

Option A: Income for a Fixed Number of Years;

Option B: Life Income with 10 Years of Payments Guaranteed; and

Option C: Joint and Last Survivor Income.


Other options may be arranged by mutual consent. Each option is available in two forms - as a variable annuity for use with the Variable Account and as a fixed annuity for use with Keyport's general account Fixed Account. Variable annuity payments will fluctuate while fixed annuity payments will not. The dollar amount of each fixed annuity payment will be determined by deducting from the Certificate Value increased or decreased by a limited Market Value Adjustment described in Appendix A, any premium taxes not previously deducted and then dividing the remainder by $1,000 and multiplying the result by the greater of: (a) the applicable factor shown in the appropriate table in the Certificate; or (b) the factor currently offered by Keyport at the time annuity payments begin. This current factor may be based on the sex of the payee unless to do so would be prohibited by law.

If no Annuity Option is selected, Option B will automatically be applied. Unless the Certificate Owner chooses otherwise, Variable Account Value (less any applicable premium taxes not previously deducted) will be applied to a variable annuity option and Fixed Account Value increased or decreased by a limited Market Value Adjustment described in Appendix A less any premium taxes not previously deducted will be applied to a fixed annuity option. Whether variable or fixed, the same Certificate Value applied to each option will produce a different initial annuity payment as well as different subsequent payments.


The payee is the person who will receive the sum payable under an annuity option. Any annuity option that provides for payments to continue after the death of the payee will not allow the successor payee to extend the period of time over which the remaining payments are to be made.

If the amount available to apply under any variable or fixed option is less than $5,000, Keyport has reserved the right to pay such amount in one sum to the payee in lieu of the payment otherwise provided for.

Annuity payments will be made monthly unless quarterly, semi-annual or annual payments are chosen by Written Request. However, if any payment provided for would be or becomes less than $100, Keyport has the right to reduce the frequency of payments to such an interval as will result in each payment being at least $100.


Option A: Income For a Fixed Number of Years. Keyport will pay an annuity for a chosen number of years, not fewer than 5 nor over 50 (a period of years over 30 may be chosen only if it does not exceed the difference between age 100 and the Annuitant's age on the date of the first payment). Option A is referred to as Preferred Income Plan (PIP). At any time while variable annuity payments are being made, the payee may elect to receive the following amount: the present value of the remaining payments, commuted at the interest rate used to create the annuity factor for this option (this interest rate is 6% per year (5% per year for Oregon and Texas Certificates), unless 3% per year is chosen by Written Request at the time the option is selected). Instead of receiving a lump sum, the payee may elect another payment option and the amount applied to the option will not be reduced by the charge defined in (b) above. If, at the death of the payee, Option A payments have been made for fewer than the chosen number of years:


(a) payments will be continued during the remainder of the period to the successor payee; or

(b) that successor payee may elect to receive in a lump sum the present value of the remaining payments, commuted at the interest rate used to create the annuity factor for this option. For the variable annuity, this interest rate is 6% per year (5% per year for Oregon and Texas Certificates), unless 3% per year had been chosen by the payee at the time the option was selected.

The Mortality and Expense Risk Charge is deducted during the Option A payment period if a variable payout has been selected, but Keyport has no mortality risk during this period.

Keyport has available a "level monthly" payment option that can be chosen for variable payments under Option A. Under this option, the monthly payment amount changes every twelve months instead of every month as would be the case under the standard monthly payment frequency. The "level monthly" option converts an annual payment amount into twelve equal monthly payments as follows. Each annual payment will be determined as described below in "Variable Annuity Payment Values". Each annual payment will then be placed in Keyport's general account, from which it will be paid out in twelve equal monthly payments. The sum of the twelve monthly payments will exceed the annual payment amount because of an interest rate factor used by Keyport that will vary from year to year. If the payments are commuted, (1) the commutation method described above for calculating the present value of remaining payments applies to any remaining annual payments and (2) any unpaid monthly payments out of the current twelve will be commuted at the interest rate that was used to determine those twelve current monthly payments.

See "Annuity Payments" on Page 23 for the manner in which Option A may be taxed.

Option B: Life Income with 10 Years of Payments Guaranteed. Keyport will pay an annuity during the lifetime of the payee. If, at the death of the payee, payments have been made for fewer than 10 years:

(a) payments will be continued during the remainder of the period to the successor payee; or

(b) that successor payee may elect to receive in a lump sum the present value of the remaining payments, commuted at the interest rate used to create the annuity factor for this option. For the variable annuity, this interest rate is 6% per year (5% per year for Oregon and Texas Certificates), unless 3% per year was chosen by Payee's Written Request.

The amount of the annuity payments will depend on the age of the payee on the Income Date and it may also depend on the payee's sex.

Option C: Joint and Last Survivor Income. Keyport will pay an annuity for as long as either the payee or a designated second natural person is alive. The amount of the annuity payments will depend on the age of both persons on the Income Date and it may also depend on each person's sex. IT IS POSSIBLE UNDER THIS OPTION TO RECEIVE ONLY ONE ANNUITY PAYMENT IF BOTH PAYEES DIE AFTER THE RECEIPT OF THE FIRST PAYMENT OR TO RECEIVE ONLY TWO ANNUITY PAYMENTS IF BOTH PAYEES DIE AFTER RECEIPT OF THE SECOND PAYMENT AND SO ON.

                      Variable Annuity Payment Values


The amount of the first variable annuity payment is determined by Keyport using an annuity purchase rate that is based on an assumed annual investment return of 6% per year (5% per year for Oregon and Texas Certificates), unless 3% is chosen by Written Request. Subsequent variable annuity payments will fluctuate in amount and reflect whether the actual investment return of the selected Sub-Account(s) (after deducting the Mortality and Expense Risk Charge) is better or worse than the assumed investment return. The total dollar amount of each variable annuity payment will be equal to the sum of all Sub-Account payments. Currently, a payee may instruct Keyport to change the Sub-Account(s) used to determine the amount of the variable annuity payments unlimited times every 12 months.


               Proof of Age, Sex, and Survival of Annuitant

Keyport may require proof of age, sex or survival of any payee upon whose age, sex or survival payments depend. If the age or sex has been misstated, Keyport will compute the amount payable based on the correct age and sex. If income payments have begun, any underpayments Keyport may have made will be paid in full with the next annuity payment. Any overpayments, unless repaid in one sum, will be deducted from future annuity payments until Keyport is repaid in full.

                          SUSPENSION OF PAYMENTS

Keyport reserves the right to postpone surrender payments from the Fixed Account for up to six months. Keyport reserves the right to suspend or postpone any type of payment from the Variable Account for any period when:
(a) the New York Stock Exchange is closed other than customary weekend or holiday closings; (b) trading on the Exchange is restricted; (c) an emergency exists as a result of which it is not reasonably practicable to dispose of securities held in the Variable Account or determine their value; or (d) the Securities and Exchange Commission permits delay for the protection of security holders. The applicable rules and regulations of the Securities and Exchange Commission shall govern as to whether the conditions described in (b) and (c) exist.

                                TAX STATUS

                               Introduction

The Certificate is designed for use by individuals in retirement plans which may or may not be Qualified Plans under the provisions of the Internal Revenue Code (the "Code"). The ultimate effect of federal income taxes on the Certificate Value, on annuity payments, and on the economic benefit to the Certificate Owner, Annuitant or Designated Beneficiary
depends on the type of retirement plan for which the Certificate is purchased and upon the tax and employment status of the individual concerned. The discussion contained herein is general in nature and is not intended as tax advice. Each person concerned should consult a competent tax adviser. No attempt is made to consider any applicable state or other tax laws. Moreover, the discussion herein is based upon Keyport's understanding of current federal income tax laws as they are currently interpreted. No representation is made regarding the likelihood of continuation of those current federal income tax laws or of the current interpretations by the Internal Revenue Service.

                            Recent Developments

The President has proposed and Congress will be considering certain changes to the Code that would have significant adverse tax consequences for exchanges of variable annuities and transfers between sub-accounts, and the calculation of the taxable portion of a full surrender or partial withdrawals. It is impossible to predict whether any of the proposed changes to the Code will be enacted or in what form.

                     Taxation of Annuities in General

Section 72 of the Code governs taxation of annuities in general. There are no income taxes on increases in the value of a Certificate until a distribution occurs, in the form of a full surrender, a partial surrender, an assignment or gift of the Certificate, or annuity payments.

Surrenders, Assignments and Gifts. A Certificate Owner who fully surrenders his or her Certificate is taxed on the portion of the payment that exceeds his or her cost basis in the Certificate. For Non-Qualified Certificates, the cost basis is generally the amount of the Purchase Payments made for the Certificate and the taxable portion of the surrender payment is taxed as ordinary income. For Qualified Certificates, the cost basis is generally zero and the taxable portion of the surrender payment is generally taxed as ordinary income subject to special 5-year income averaging. A Designated Beneficiary receiving a lump sum surrender benefit after the death of the Annuitant or Certificate Owner is taxed on the portion of the amount that exceeds the Certificate Owner's cost basis in the Certificate. If the Designated Beneficiary elects to receive annuity payments within 60 days of the decedent's death, different tax rules apply. See "Annuity Payments" below. For Non-Qualified Certificates, the tax treatment applicable to Designated Beneficiaries may be contrasted with the income-tax-free treatment applicable to persons inheriting and then selling mutual fund shares with a date-of-death value in excess of their basis.

Partial withdrawals received under Non-Qualified Certificates prior to annuitization are first included in gross income to the extent Certificate Value exceeds Purchase Payments. Then, to the extent the Certificate Value does not exceed Purchase Payments, such withdrawals are treated as a non-taxable return of principal to the Certificate Owner. For partial withdrawals under a Qualified Certificate, payments are treated first as a non-taxable return of principal up to the cost basis and then a taxable return of income. Since the cost basis of Qualified Certificates is generally zero, partial surrender amounts will generally be fully taxed as ordinary income.

A Certificate Owner who assigns or pledges a Non-Qualified Certificate is treated as if he or she had received the amount assigned or pledged and thus is subject to taxation under the rules applicable to partial withdrawals or surrenders. A Certificate Owner who gives away the Certificate (i.e., transfers it without full and adequate consideration) to anyone other than his or her spouse is treated for income tax purposes as if he or she had fully surrendered the Certificate.

A special computational rule applies if Keyport issues to the Certificate Owner, during any calendar year, (a) two or more Certificates or (b) one or more Certificates and one or more of Keyport's other annuity contracts.
Under this rule, the amount of any distribution includable in the Certificate Owner's gross income is to be determined under Section 72(e) of the Code by treating all the Keyport contracts as one contract. Keyport believes that this means the amount of any distribution under one Certificate will be includable in gross income to the extent that at the time of distribution the sum of the values for all the Certificates or contracts exceeds the sum of the cost bases for all the contracts.

Annuity Payments. The non-taxable portion of each variable annuity payment is determined by dividing the cost basis of the Certificate by the total number of expected payments while the non-taxable portion of each fixed annuity payment is determined by an "exclusion ratio" formula which establishes the ratio that the cost basis of the Certificate bears to the total expected value of annuity payments for the term of the annuity. The remaining portion of each payment is taxable. Such taxable portion is taxed at ordinary income rates. For Qualified Certificates, the cost basis is generally zero. With annuity payments based on life contingencies, the payments will become fully taxable once the payee lives longer than the life expectancy used to calculate the non-taxable portion of the prior payments. Because variable annuity payments can increase over time and because certain payment options provide for a lump sum right of commutation, it is possible that the IRS could determine that variable annuity payments should not be taxed as described above but instead should be taxed as if they were received under an agreement to pay interest. This determination would result in a higher amount (up to 100%) of certain payments being taxable.

With respect to the "level monthly" payment option available under Annuity Option A, pursuant to which each annual payment is placed in Keyport's general account and paid out with interest in twelve equal monthly payments, it is possible the IRS could determine that receipt of the first monthly payout of each annual payment is constructive receipt of the entire annual payment. Thus, the total taxable amount for each annual payment would be accelerated to the time of the first monthly payout and reported in the tax year in which the first monthly payout is received.

Penalty Tax. Payments received by Certificate Owners, Annuitants, and Designated Beneficiaries under Certificates may be subject to both ordinary income taxes and a penalty tax equal to 10% of the amount received that is includable in income. The penalty tax is not imposed on amounts received:
(a) after the taxpayer attains age 59-1/2; (b) in a series of substantially equal payments made for life or life expectancy; (c) after the death of the Certificate Owner (or, where the Certificate Owner is not a human being, after the death of the Annuitant); (d) if the taxpayer becomes totally and permanently disabled; or (e) under a Non-Qualified Certificate's annuity payment option that provides for a series of substantially equal payments, provided only one Purchase Payment is made to the Certificate, the Certificate is not issued as a result of a Section 1035 exchange, and the first annuity payment begins in the first Certificate Year.

Income Tax Withholding. Keyport is required to withhold federal income taxes on taxable amounts paid under Certificates unless the recipient elects not to have withholding apply. Keyport will notify recipients of their right to elect not to have withholding apply. See "Tax-Sheltered Annuities" (TSAs) for an alternative type of withholding that may apply to distributions from TSAs that are eligible for rollover to another TSA or an individual retirement annuity or account (IRA).

Section 1035 Exchanges. A Non-Qualified Certificate may be purchased with proceeds from the surrender of an existing annuity contract. Such a transaction may qualify as a tax-free exchange pursuant to Section 1035 of the Code. It is Keyport's understanding that in such an event: (a) the new Certificate will be subject to the distribution-at-death rules described in "Death Provisions for Non-Qualified Certificates"; (b) Purchase Payments made between August 14, 1982 and January 18, 1985 and the income allocable to them will, following an exchange, no longer be covered by a "grandfathered" exception to the penalty tax for a distribution of income that is allocable to an investment made over ten years prior to the distribution; and (c) Purchase Payments made before August 14, 1982 and the income allocable to them will, following an exchange, continue to receive the following "grandfathered" tax treatment under prior law: (i) the penalty tax does not apply to any distribution; (ii) partial withdrawals are treated first as a non-taxable return of principal and then a taxable return of income; and (iii) assignments are not treated as surrenders subject to taxation. Keyport's understanding of the above is principally based on legislative reports prepared by the Staff of the Congressional Joint Committee on Taxation. See "Recent Developments".

Diversification Standards. The U.S. Secretary of the Treasury has issued regulations that set standards for diversification of the investments underlying variable annuity contracts (other than pension plan contracts). The Eligible Funds are designed to be managed to meet the diversification requirements for the Certificate as those requirements may change from time to time. If the diversification requirements are not satisfied, the Certificate would not be treated as an annuity contract. As a consequence to the Certificate Owner, income earned on a Certificate would be taxable to the Certificate Owner in the year in which diversification requirements were not satisfied, including previously non-taxable income earned in prior years. As a further consequence, Keyport would be subjected to federal income taxes on assets in the Variable Account.

The Secretary of the Treasury announced in September 1986 that he expects to issue regulations which will prescribe the circumstances in which a Certificate Owner's control of the investments of a segregated asset account may cause the Certificate Owner, rather than the insurance company, to be treated as the owner of the assets of the account. The regulations could impose requirements that are not reflected in the Certificate. Keyport, however, has reserved certain rights to alter the Certificate and investment alternatives so as to comply with such regulations. Since the regulations have not been issued, there can be no assurance as to the content of such regulations or even whether application of the regulations will be prospective. For these reasons, Certificate Owners are urged to consult with their own tax advisers.

                              Qualified Plans

The Certificate is designed for use with several types of Qualified Plans. The tax rules applicable to participants in such Qualified Plans vary according to the type of plan and the terms and conditions of the plan itself. Therefore, no attempt is made herein to provide more than general information about the use of the Certificate with the various types of Qualified Plans. Participants under such Qualified Plans as well as Certificate Owners, Annuitants, and Designated Beneficiaries are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to the terms and conditions of the plans themselves regardless of the terms and conditions of the Certificate issued in connection therewith. Following are brief descriptions of the various types of Qualified Plans and of the use of the Certificate in connection therewith. Purchasers of the Certificate should seek competent advice concerning the terms and conditions of the particular Qualified Plan and use of the Certificate with that Plan.

                          Tax-Sheltered Annuities

Section 403(b) of the Code permits public school employees and employees of certain types of charitable, educational and scientific organizations specified in Section 501(c)(3) of the Code to purchase annuity contracts and, subject to certain contribution limitations, exclude the amount of Purchase Payments from gross income for tax purposes. However, such Purchase Payments may be subject to Social Security (FICA) taxes. This type of annuity contract is commonly referred to as a "Tax-Sheltered Annuity"
(TSA).

Section 403(b)(11) of the Code contains distribution restrictions. Specifically, benefits may be paid, through surrender of the Certificate or otherwise, only (a) when the employee attains age 59-1/2, separates from service, dies or becomes totally and permanently disabled (within the meaning of Section 72(m)(7) of the Code) or (b) in the case of hardship. A hardship distribution must be of employee contributions only and not of any income attributable to such contributions. Section 403(b)(11) does not apply to distributions attributable to assets held as of December 31, 1988. Thus, it appears that the law's restrictions would apply only to distributions attributable to contributions made after 1988, to earnings on those contributions, and to earnings on amounts held as of 12/31/88. The Internal Revenue Service has indicated that the distribution restrictions of Section 403(b)(11) are not applicable when TSA funds are being transferred tax-free directly to another TSA issuer, provided the transferred funds continue to be subject to the Section 403(b)(11) distribution restrictions.

Keyport will notify a Certificate Owner who has requested a distribution from a Certificate if all or part of such distribution is eligible for rollover to another TSA or to an individual retirement annuity or account
(IRA). Any amount eligible for rollover treatment will be subject to mandatory federal income tax withholding at a 20% rate if the Certificate Owner receives the amount rather than directing Keyport by Written Request to transfer the amount as a direct rollover to another TSA or IRA.

                      Individual Retirement Annuities

Sections 408(b) and 408A of the Code permit eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" and "Roth IRA", respectively. These individual retirement annuities are subject to limitations on the amount which may be contributed, the persons who may be eligible, and on the time when distributions may commence. In addition, distributions from certain types of Qualified Plans may be placed on a tax-deferred basis into a Section 408(b) Individual Retirement Annuity.

                Corporate Pension and Profit-Sharing Plans

Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of retirement plans for employees. Such retirement plans may permit the purchase of the Certificate to provide benefits under the plans.

Deferred Compensation Plans With Respect to Service for State and Local Governments

Section 457 of the Code, while not actually providing for a Qualified Plan as that term is normally used, provides for certain deferred compensation plans that enjoy special income tax treatment with respect to service for tax-exempt organizations, state governments, local governments, and agencies and instrumentalities of such governments. The Certificate can be used with such plans. Under such plans, a participant may specify the form of investment in which his or her participation will be made. However, all such investments are owned by and subject to the claims of general creditors of the sponsoring employer.

                    VARIABLE ACCOUNT VOTING PRIVILEGES

In accordance with its view of present applicable law, Keyport will vote the shares of the Eligible Funds held in the Variable Account at regular and special meetings of the shareholders of the Eligible Funds in accordance with instructions received from persons having the voting interest in the Variable Account. Keyport will vote shares for which it has not received instructions in the same proportion as it votes shares for which it has received instructions.

However, if the Investment Company Act of 1940 or any regulation thereunder should be amended or if the present interpretation thereof should change, and as a result Keyport determines that it is permitted to vote the shares of the Eligible Funds in its own right, it may elect to do so.

The person having the voting interest under a Certificate prior to the Income Date shall be the Certificate Owner. The number of shares held in each Sub-Account which are attributable to each Certificate Owner is determined by dividing the Certificate Owner's Variable Account Value in each Sub-Account by the net asset value of the applicable share of the Eligible Fund. The person having the voting interest after the Income Date under an annuity payment option shall be the payee. The number of shares held in the Variable Account which are attributable to each payee is determined by dividing the reserve for the annuity payments by the net asset value of one share. During the annuity payment period, the votes attributable to a payee decrease as the reserves underlying the payments decrease.

The number of shares in which a person has a voting interest will be determined as of the date coincident with the date established by the respective Eligible Fund for determining shareholders eligible to vote at the meeting of the Fund and voting instructions will be solicited by written communication prior to such meeting in accordance with the procedures established by the Eligible Fund.

Each person having the voting interest in the Variable Account will receive periodic reports relating to the Eligible Fund(s) in which he or she has an interest, proxy material and a form with which to give such voting instructions with respect to the proportion of the Eligible Fund shares held in the Variable Account corresponding to his or her interest in the Variable Account.

                         SALES OF THE CERTIFICATES

Keyport Financial Services Corp. ("KFSC") serves as the Principal Underwriter for the Certificate described in this prospectus. The Certificate will be sold by salespersons who represent Keyport Life Insurance Company KFSC's corporate parent as variable annuity agents and who are registered representatives of broker/dealers who have entered into distribution agreements with KFSC. KFSC is registered under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. It is located at 125 High Street, Boston, Massachusetts 02110.


Certificates may be sold with lower or no dealer compensation (1) to a person who is an officer, director, or employee of Keyport or an affiliate of Keyport or (2) to any Qualified Plan established for such a person. Such Certificates may be different from the Certificates sold to others in that
(1) they are not subject to the deduction for the asset-based Administrative charge and (2) they have a Mortality and Expense Risk Charge of 0.35% per year.


                             LEGAL PROCEEDINGS

There are no legal proceedings to which the Variable Account or the Principal Underwriter are a party. Keyport is engaged in various kinds of routine litigation which in its judgment is not of material importance in relation to the total capital and surplus of Keyport.

                      INQUIRIES BY CERTIFICATE OWNERS

Certificate Owners with questions about their Certificates may write Keyport Life Insurance Company, Client Service Department, 125 High Street, Boston, MA 02110, or call (800) 367-3653.

          TABLE OF CONTENTS--STATEMENT OF ADDITIONAL INFORMATION

                                                              Page
Keyport Life Insurance Company                                 2
Variable Annuity Benefits                                      2
  Variable Annuity Payment Values                              2
  Re-Allocating Sub-Account Payments                           3
Custodian                                                      4
Principal Underwriter                                          4
Experts                                                        4
Investment Performance                                         4


  Yields for Stein Roe Money Market Sub-Account                5
Financial Statements                                           6
  Keyport Life Insurance Company                               7
  Variable Account A

                                APPENDIX A

 THE FIXED ACCOUNT (ALSO KNOWN AS THE MODIFIED GUARANTEED ANNUITY ACCOUNT)

                               Introduction

This Appendix describes the Fixed Account option available under the Certificate.

FIXED ACCOUNT VALUES PROVIDED BY THE CERTIFICATE ARE SUBJECT TO A MARKET VALUE ADJUSTMENT, THE OPERATION OF WHICH MAY RESULT IN UPWARD OR DOWNWARD ADJUSTMENTS IN AMOUNTS TRANSFERRED AND AMOUNTS PAID (INCLUDING WITHDRAWALS, SURRENDERS, DEATH BENEFITS, AND AMOUNTS APPLIED TO PURCHASE ANNUITY PAYMENTS) TO A CERTIFICATE OWNER OR OTHER PAYEE. IN NO EVENT WILL THE DOWNWARD MARKET VALUE ADJUSTMENT ELIMINATE INTEREST AT THE RATE OF 3% PER YEAR APPLIED TO THE AMOUNT ALLOCATED TO A GUARANTEED PERIOD. PAYMENTS MADE FROM FIXED ACCOUNT VALUES AT THE END OF THEIR GUARANTEE PERIOD ARE NOT SUBJECT TO THE MARKET VALUE ADJUSTMENT.

Purchase Payments allocated to the Fixed Account option become part of Keyport's general account. Because of applicable exemptive and exclusionary provisions, interests in the Fixed Account options have not been registered under the Securities Act of 1933 ("1933 Act"), nor is the general account an investment company under the Investment Company Act. Accordingly, neither the general account, the Fixed Account option, nor any interest therein, is subject to regulation under the 1933 Act or the Investment Company Act. Keyport understands that the Securities and Exchange Commission has not reviewed the disclosure in the prospectus relating to the general account and the Fixed Account option.

       Investments in the Fixed Account and Capital Protection Plus

Purchase Payments will be allocated to the Fixed Account in accordance with the selection made by the Certificate Owner in the application. Any selection must specify that percentage of the Purchase Payment that is to be allocated to each Guarantee Period of the Fixed Account. The percentage, if not zero, must be at least 5%. The Certificate Owner may change the allocation percentages without fee, penalty or other charge. Allocation changes must be made by Written Request unless the Certificate Owner has by Written Request authorized Keyport to accept telephone allocation instructions from the Certificate Owner. By authorizing Keyport to accept telephone changes, a Certificate Owner agrees to accept and be bound by the conditions and procedures established by Keyport from time to time. The current conditions and procedures are in Appendix B and Certificate Owners authorizing telephone allocation instructions will be notified, in advance, of any changes.

Keyport currently offers Guarantee Periods of 1, 3, 5, and 7 years. Keyport may change at any time the number of Guarantee Periods it offers under newly-issued and in-force Certificates, as well as the length of those Guarantee Periods. If Keyport stops offering a particular Guarantee Period, existing Fixed Account Value in such Guarantee Period would not be affected until the end of the Period (at that time, a Period of the same length would not be a transfer option). Each Guarantee Period currently offered is available for initial and subsequent Purchase Payments and for transfers of Certificate Value.

Keyport offers a Capital Protection Plus program that a Certificate Owner may request. Under this program, Keyport will allocate part of the Purchase Payment to the Guarantee Period selected by the Certificate Owner so that such part, based on that Guarantee Period's interest rate in effect on the date of allocation, will equal at the end of the Guarantee Period the total Purchase Payment. The rest of the Purchase Payment will be allocated to the Sub-Account(s) of the Variable Account based on the Certificate Owner's allocation. If any part of the Fixed Account Value is surrendered or transferred before the end of the Guarantee Period, the Value at the end of that Period will not equal the original Purchase Payment amount.

For an example of Capital Protection Plus, assume Keyport receives a Purchase Payment of $10,000 when the interest rate for the 7-year Guarantee Period is 6.75% per year. Keyport will allocate $6,331 to that Guarantee Period because $6,331 will increase at that interest rate to $10,000 after 7 years. The remaining $3,669 of the payment will be allocated to the Sub-Account(s) selected by the Certificate Owner.

                            Fixed Account Value

The Fixed Account Value at any time is equal to:

(a) all Purchase Payments allocated to the Fixed Account plus the interest subsequently credited on those payments; plus

(b) any Variable Account Value transferred to the Fixed Account plus the interest subsequently credited on the transferred value; less

(c) any prior partial withdrawals from the Fixed Account, including any charges therefor; less

(d)  any Fixed Account Value transferred to the Variable Account.

                             Interest Credits

Keyport will credit interest daily (based on an annual compound interest rate) to Purchase Payments allocated to the Fixed Account at rates declared by Keyport for Guarantee Periods of one or more years from the month and day of allocation. Any rate set by Keyport will be at least 3% per year.

Keyport's method of crediting interest means that Fixed Account Value might be subject to different rates for each Guarantee Period the Certificate Owner has selected in the Fixed Account. For purposes of this section, Variable Account Value transferred to the Fixed Account and Fixed Account Value renewed for another Guarantee Period shall be treated as a Purchase Payment allocation.

                  Application of Market Value Adjustment

Any surrender, withdrawal, transfer, or application to an Annuity Option of Fixed Account Value from a Guarantee Period of three years or more is subject to a limited Market Value Adjustment, unless: (1) the effective date of the transaction is at the end of the Guarantee Period; or (2) the effective date of a surrender is within 90 days of the date of death of the first Covered Person to die.

If a Market Value Adjustment applies to either a surrender or the application to an Annuity Option, then any negative Market Value Adjustment amount will be deducted from the Certificate Value and any positive Market Value Adjustment amount will be added to the Certificate Value. If a Market Value Adjustment applies to either a partial withdrawal or a transfer, then any negative Market Value Adjustment amount will be deducted from the partial withdrawal or transfer amount after the withdrawal or transfer amount has been deducted from the Fixed Account Value, and any positive Market Value Adjustment amount will be added to the applicable amount after it has been deducted from the Fixed Account Value.

No Market Value Adjustment is ever applicable to Guarantee Periods of fewer than three years.

                     Effect of Market Value Adjustment

A Market Value Adjustment reflects the change in prevailing current interest rates since the beginning of a Guarantee Period. The Market Value Adjustment may be positive or negative, but any negative Adjustment may be limited in amount (see Market Value Adjustment Factor below).

Generally, if the Treasury Rate for the Guarantee Period is lower than the Treasury Rate for a new Guarantee Period with a length equal to the time remaining in the Guarantee Period, then the application of the limited Market Value Adjustment will result in a reduction of the amount being surrendered, withdrawn, transferred, or applied to an Annuity Option.

Similarly, if the Treasury Rate for the Guarantee Period is higher than the Treasury Rate for a new Guarantee Period with a length equal to the time remaining in the Guarantee Period, then the application of the Market Value Adjustment will result in an increase in the amount being surrendered, withdrawn, transferred, or applied to an Annuity Option.

The Market Value Adjustment will be applied before the deduction of any applicable surrender charges or applicable taxes.

                      Market Value Adjustment Factor

The Market Value Adjustment is computed by multiplying the amount being surrendered, withdrawn, transferred, or applied to a Payment Option, by the Market Value Adjustment Factor. The Market Value Adjustment Factor is calculated as the larger of Formula (1) or (2):

(1) (1+a)/(1+b)(n/12)-1

where:

"a" is the Treasury Rate for the number of Guarantee Period Years in the Guarantee Period;

"b" is the Treasury Rate for a period equal to the time remaining (rounded up to the next whole number of Guarantee Period Years) to the expiration of the Guarantee Period; and

"n" is the number of complete Guarantee Period Months remaining before the expiration of the Guarantee Period.

(2) (1.03)/(1+i)(y+d/#)-1

where:

"i" is the Guaranteed Interest Rate for the Guarantee Period;

"y" is the number of complete Guarantee Period Years that have elapsed in Your Guarantee Period;

"d" is the number of days since the last Guarantee Period Anniversary or, if "y" is zero, the number of days since the start of the Guarantee Period; and

"#" is the number of days in the current Guarantee Period Year (i.e., the sum of "d" and the number of days until the next Guarantee Period Anniversary).

In Formulas (1) and (2), all references to Guarantee Period, Guarantee Period Anniversary, Guarantee Period Month, and Guarantee Period Year relate to the Guarantee Period from which is being taken the amount being surrendered, withdrawn, transferred, or applied to an Annuity Option.

As stated above, the Formula (2) amount will apply only if it is greater than the Formula (1) amount. This will occur only when the Formula (1) amount is negative and the Formula (2) amount is a smaller negative number. Formula (2) thus ensures that a full (normal) negative Market Value Adjustment of Formula (1) will not apply to the extent it would decrease the Guarantee Period's Fixed Account Value (before the deduction of any applicable surrender charges or any applicable taxes) below the following amount:

   (a)  the amount allocated to the Guarantee Period; less
   (b)  any prior systematic or partial withdrawal amounts; less
   (c) any prior amounts transferred to the Variable Account or to another Guarantee Period in the Fixed Account; plus
   (d) interest on the above items (a) through (c) credited annually at a rate of 3% per year.

                              Treasury Rates

The Treasury Rate for a Guarantee Period is the interest rate in the Treasury Constant Maturity Series, as published by the Federal Reserve Board, for a maturity equal to the number of years specified in "a" and "b" in Formula (1) above. Weekly Series are published at the beginning of the following week. To determine "a", Keyport uses the weekly Series first published on or after the most recent Determination Date which occurs on or before the Start Date for the Guarantee Period, except that if the Start Date is the same as the Determination Date or the date of publication, or any date in between, Keyport instead uses the weekly Series first published after the prior Determination Date. To determine "b", Keyport uses the Weekly Series first published on or after the most recent Determination Date which occurs on or before the date on which the Market Value Adjustment Factor is calculated, except that if the calculation date is the same as the Determination Date or the date of publication, or any date in between, Keyport instead uses the weekly Series first published after the prior Determination Date. The Determination Dates are the last business day prior to the first and fifteenth of each calendar month.

If the number of years specified in "a" or "b" is not equal to a maturity in the Treasury Constant Maturity Series, the Treasury Rate will be determined by straight line interpolation between the interest rates of the next highest and next lowest maturities.

If the Treasury Constant Maturity Series becomes unavailable, Keyport will adopt a comparable constant maturity index or, if such a comparable index also is not available, Keyport will replicate calculation of the Treasury Constant Maturity Series Index based on U.S. Treasury Security coupon rates.

                         End of A Guarantee Period

Keyport will notify a Certificate Owner in writing at least 30 days prior to the end of a Guarantee Period. At the end of the Guarantee Period,
Keyport will automatically transfer the Guarantee Period's Fixed Account Value to the Money Market Sub-Account of the Variable Account unless Keyport previously received a Certificate Owner's Written Request of: (1) election of a new Guarantee Period from among those being offered by Keyport at that time; or (2) instructions to transfer the ending Guarantee Period's Fixed Account Value to one or more Sub-accounts of the Variable Account. A new Guarantee Period cannot be longer than the number of years remaining until the Income Date.

                     Transfers of Fixed Account Value

The Certificate Owner may transfer Fixed Account Value from one Guarantee Period to another or to one or more Sub-Accounts of the Variable Account subject to any applicable Market Value Adjustment. If the Fixed Account Value represents multiple Guarantee Periods, the transfer request must specify from which values the transfer is to be made.


The Certificate allows Keyport to limit the number of transfers that can be made in a specified time period. Currently, Keyport is limiting Variable Account and Fixed Account transfers to generally unlimited transfers per calendar year with a $500,000 per transfer dollar limit. See "Transfer of Variable Account Value". Transfers from the Fixed Account to the Variable Account are limited to 50% of the Fixed Account Value at the beginning of the Certificate Year. This limitation will be waived if a Systematic Withdrawal Program is in effect. These limitations will not apply to any transfer made at the end of a Guarantee Period. Certificate Owners will be notified, in advance, of a change in the limitation on the number of transfers.


Transfer requests must be by Written Request unless the Certificate Owner has authorized Keyport by Written Request to accept telephone transfer instructions from the Certificate Owner or from a person acting for the Certificate Owner as an attorney-in-fact under a power of attorney. By authorizing Keyport to accept telephone transfer instructions, a Certificate Owner agrees to accept and be bound by the conditions and procedures established by Keyport from time to time. The current conditions and procedures are in Appendix B and Certificate Owners authorizing telephone transfers will be notified, in advance, of any changes. Written transfer requests may be made by a person acting for the Certificate Owner as an attorney-in-fact under a power of attorney.

Transfer requests received by Keyport before the close of trading on the New York Stock Exchange (currently 4:00 PM Eastern Time) will be executed at the close of business that day. Any requests received later will be executed at the close of the next business day.

The amount of the transfer will be deducted from the specified values in the manner stated in the next section below.

If 100% of a Guarantee Period's value is transferred and the current allocation for Purchase Payments includes that Guarantee Period, then the allocation formula for future Purchase Payments will automatically change unless the Certificate Owner instructs otherwise. For example, if the allocation formula is 50% to the one-year Guarantee Period and 50% to Sub-Account A and all Fixed Account Value is transferred to Sub-Account A, the allocation formula will change to 100% to Sub-Account A.

                                APPENDIX B

                          TELEPHONE INSTRUCTIONS

                 Telephone Transfers of Certificate Values

1. If there are Joint Certificate Owners, both must authorize Keyport to accept telephone instructions but either Certificate Owner may give Keyport telephone instructions.

2. All callers will be required to identify themselves. Keyport reserves the right to refuse to act upon any telephone instructions in cases where the caller has not sufficiently identified himself/herself to Keyport's satisfaction.

3. Neither Keyport nor any person acting on its behalf shall be subject to any claim, loss, liability, cost or expense if it or such person acted in good faith upon a telephone instruction, including one that is unauthorized or fraudulent; however, Keyport will employ reasonable procedures to confirm that a telephone instruction is genuine and, if Keyport does not, Keyport may be liable for losses due to an unauthorized or fraudulent instruction. The Certificate Owner thus bears the risk that an unauthorized or fraudulent instruction that is executed may cause the Certificate Value to be lower than it would be had no instruction been executed.

4. All conversations will be recorded with disclosure at the time of the call.

5. The application for the Certificate may allow a Certificate Owner to create a power of attorney by authorizing another person to give telephone instructions. Unless prohibited by state law, such power will be treated as durable in nature and shall not be affected by the subsequent incapacity, disability or incompetency of the Certificate Owner. Either Keyport or the authorized person may cease to honor the power by sending written notice to the Certificate Owner at the Certificate Owner's last known address. Neither Keyport nor any person acting on its behalf shall be subject to liability for any act executed in good faith reliance upon a power of attorney.

6.  Telephone  authorization  shall continue in  force  until  (a)  Keyport receives the Certificate Owner's written revocation, (b) Keyport discontinues the privilege, or (c) Keyport receives written evidence that the Certificate Owner has entered into a market timing or asset allocation agreement with an investment adviser or with a broker/dealer.

7. Telephone transfer instructions received by Keyport at 800-367-3653 before the close of trading on the New York Stock Exchange (currently 4:00 P.M. Eastern Time) will be initiated that day based on the unit value prices calculated at the close of that day. Instructions received after the close of trading on the NYSE will be initiated the following business day.

8. Once instructions are accepted by Keyport, they may not be canceled.

9. All transfers must be made in accordance with the terms of the Certificate and current prospectus. If the transfer instructions are not in good order, Keyport will not execute the transfer and will notify the caller within 48 hours.

10. If 100% of any Sub-Account's value is transferred and the allocation formula for Purchase Payments includes that Sub-Account, then the allocation formula for future Purchase Payments will change accordingly unless Keyport receives telephone instructions to the contrary. For example, if the allocation formula is 50% to Sub-Account A and 50% to Sub-Account B and all of Sub-Account A's value is transferred to Sub-Account B, the allocation formula will change to 100% to Sub-Account B unless Keyport is instructed otherwise.

       Telephone Changes to Purchase Payment Allocation Percentages

                     Numbers 1-6 above are applicable.






                                  PART B
                   STATEMENT OF ADDITIONAL INFORMATION

              GROUP AND INDIVIDUAL FLEXIBLE PURCHASE PAYMENT
                    DEFERRED VARIABLE ANNUITY CONTRACT
                                ISSUED BY
                            VARIABLE ACCOUNT A
                                    OF
                KEYPORT LIFE INSURANCE COMPANY ("Keyport")



This Statement of Additional Information is not a prospectus but it relates to, and should be read in conjunction with, the Keyport Advisor Vision variable annuity prospectus dated June 1, 1998. This SAI is incorporated by reference into the prospectus. The prospectus is available, at no charge, by writing Keyport at 125 High Street, Boston, MA 02110 or by calling (800) 437-4466.




                            TABLE OF CONTENTS

                                                                     Page

Keyport Life Insurance Company.........................................2
Variable Annuity Benefits..............................................2
  Variable Annuity Payment Values......................................2
  Re-Allocating Sub-Account Payments...................................4
Custodian..............................................................4
Principal Underwriter..................................................4
Experts................................................................4
Investment Performance.................................................5


  Yields for Stein Roe Money Market Sub-Account........................6
Financial Statements...................................................7
  Keyport Life Insurance Company.......................................9
  Variable Account A...................................................31







The date of this statement of additional information is June 1, 1998.





KAV1998.SAI


                      KEYPORT LIFE INSURANCE COMPANY

Liberty Mutual Insurance Company ("Liberty Mutual"), a multi-line insurance company, is the ultimate corporate parent of Keyport. Liberty Mutual ultimately controls Keyport through the following intervening holding company subsidiaries: Liberty Mutual Equity Corporation, LFC Holdings Inc., Liberty Financial Companies, Inc. ("LFC") and SteinRoe Services, Inc. Liberty Mutual, as of December 31, 1997, owned, indirectly, approximately 83% of the combined voting power of the outstanding stock of LFC (with the balance being publicly held). For additional information about Keyport, see page 8 of the prospectus.

                        VARIABLE ANNUITY BENEFITS

Variable Annuity Payment Values


For each variable payment option, the total dollar amount of each periodic payment will be equal to the sum of all Sub-Account payments.

The first payment for each Sub-Account will be determined by deducting any applicable state premium taxes and then dividing the remaining value of that Sub-Account by $1,000 and multiplying the result by the greater of:
(a) the applicable factor from the Certificate's annuity table for the particular payment option; or (b) the factor currently offered by Keyport at the time annuity payments begin. This current factor may be based on the sex of the payee unless to do so would be prohibited by law.


The number of Annuity Units for each Sub-Account will be determined by dividing such first payment by the Sub-Account Annuity Unit value for the Valuation Period that includes the date of the first payment. The number of Annuity Units remains fixed for the annuity payment period. Each Sub-Account payment after the first one will be determined by multiplying (a) by (b), where: (a) is the number of Sub-Account Annuity Units; and (b) is the Sub-Account Annuity Unit value for the Valuation Period that includes the date of the particular payment.

Variable annuity payments will fluctuate in accordance with the investment results of the underlying Eligible Funds. In order to determine how these fluctuations affect annuity payments, Keyport uses an Annuity Unit value. Each Sub-Account has its own Annuity Units and value per Unit. The Annuity Unit value applicable during any Valuation Period is determined at the end of such period.

When Keyport first purchased Eligible Fund shares on behalf of the Variable Account, Keyport valued each Annuity Unit for each Sub-Account at a specified dollar amount. The Unit value for each Sub-Account in any Valuation Period thereafter is determined by multiplying the value for the prior period by a net investment factor. This factor may be greater or less than 1.0; therefore, the Annuity Unit may increase or decrease from Valuation Period to Valuation Period. For each assumed annual investment rate (AIR), Keyport calculates a net investment factor for each Sub-Account by dividing (a) by (b), where:


          (a) is equal to the net investment factor as defined in the prospectus; and


          (b) is the assumed investment factor for the current Valuation Period. The assumed investment factor adjusts for the interest assumed in determining the first variable annuity payment. Such factor for any Valuation Period shall be the accumulated value, at the end of such period, of $1.00 deposited at the beginning of such period at the assumed annual investment rate (AIR). The AIR for Annuity Units based on the Certificate's annuity tables is 6% per year (5% per year for Oregon and Texas Certificates). An AIR of 3% per year is also currently available upon Written Request.

With  a  particular  AIR, payments after the first  one  will  increase  or decrease from month to month based on whether the actual annualized investment return of the selected Sub-Account(s) (after deducting the Mortality and Expense Risk Charge) is better or worse than the assumed AIR percentage. If a given amount of Sub-Account value is applied to a particular payment option, the initial payment will be smaller if a 3% AIR is selected instead of a 6% AIR but, all other things being equal, the subsequent 3% AIR payments have the potential for increasing in amount by a larger percentage and for decreasing in amount by a smaller percentage. For example, consider what would happen if the actual annualized investment return (see the first sentence of this paragraph) is 9%, 6%, 3%, or 0%
between the time of the first and second payments. With an actual 9% return, the 3% AIR and 6% AIR payments would both increase in amount but the 3% AIR payment would increase by a larger percentage. With an actual 6% return, the 3% AIR payment would increase in amount while the 6% AIR payment  would  stay the same.  With an actual return of  3%,  the  3%  AIR payment would stay the same while the 6% AIR payment would decrease in amount. Finally, with an actual return of 0%, the 3% AIR and 6% AIR payments would both decrease in amount but the 3% AIR payment would decrease by a smaller percentage. Note that the changes in payment amounts described above are on a percentage basis and thus do not illustrate when, if ever, the 3% AIR payment amount might become larger than the 6% AIR payment amount. Note though that if Option A (Income for a Fixed Number of Years) is selected and payments continue for the entire period, the 3% AIR payment amount will start out being smaller than the 6% AIR payment amount but eventually the 3% AIR payment amount will become larger than the 6% AIR payment amount.

Re-Allocating Sub-Account Payments

The number of Annuity Units for each Sub-Account under any variable annuity option will remain fixed during the entire annuity payment period unless the payee makes a written request for a change. Currently, a payee can instruct Keyport to change the Sub-Account(s) used to determine the amount of the variable annuity payments unlimited times every 12 months. The payee's request must specify the percentage of the annuity payment that is to be based on the investment performance of each Sub-Account. The percentage for each Sub-Account, if not zero, must be at least 5% and must be a whole number. At the end of the Valuation Period during which Keyport receives the request, Keyport will: (a) value the Annuity Units for each Sub-Account to create a total annuity value; (b) apply the new percentages the payee has selected to this total value; and (c) recompute the number of Annuity Units for each Sub-Account. This new number of units will remain fixed for the remainder of the payment period unless the payee requests another change.

                                CUSTODIAN

The custodian of the assets of the Variable Account is State Street Bank and Trust Company, a state chartered trust company. Its principal office is at 225 Franklin Street, Boston, Massachusetts.

                          PRINCIPAL UNDERWRITER

The   Contract  and  Certificates,  which  are  offered  continuously,  are distributed by Keyport Financial Services Corp. ("KFSC"), a wholly-owned subsidiary of Keyport.

                                 EXPERTS

The consolidated financial statements of Keyport Life Insurance Company at December 31, 1997 and for each of the years in the two-year period then ended, and the financial statements of Keyport Life Insurance Company-Variable Account A as of December 31, 1997 and for the two-year period then ended appearing in this Statement of Additional Information have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.

The consolidated financial statements of Keyport Life Insurance Company and subsidiaries as of December 31, 1995 and for the year ended December 31, 1995 have been included herein in reliance on the report of KPMG Peat Marwick LLP, independent certified public accountants, and upon the authority of said firm as experts in accounting and auditing. The report of KPMG Peat Marwick LLP covering the December 31, 1995 financial statements refers to a change in accounting to adopt Statement of Financial Accounting Standards No. 115, Accounting for Certain Investments in Debt and Equity Securities.

                          INVESTMENT PERFORMANCE

The Variable Account may from time to time quote performance information concerning its various Sub-Accounts. A Sub-Account's performance may also be compared to the performance of sub-accounts used with variable annuities offered by other insurance companies. This comparative information may be expressed as a ranking prepared by Financial Planning Resources, Inc. of Miami, FL (The VARDS Report), Lipper Analytical Services, Inc., or by Morningstar, Inc. of Chicago, IL (Morningstar's Variable Annuity Performance Report), which are independent services that compare the performance of variable annuity sub-accounts. The rankings are done on the basis of changes in accumulation unit values over time and do not take into account any charges (such as sales charges or administrative charges) that are deducted directly from Certificate values.


Ibbotson Associates of Chicago, IL provides historical returns from 1926 on capital markets in the United States. The Variable Account may quote the performance of its Sub-Accounts in conjunction with the long-term performance of capital markets in order to illustrate general long-term risk versus reward investment scenarios. Capital markets tracked by Ibbotson Associates include common stocks, small company stocks, long-term corporate bonds, long-term government bonds, U.S. Treasury Bills, and the U.S. inflation rate. Historical total returns are determined by Ibbotson Associates for: Common Stocks, represented by the Standard and Poor's Composite Stock Price Index (an unmanaged weighted index of 90 stocks prior to March 1957 and 500 stocks thereafter of industrial, transportation, utility and financial companies widely regarded by investors as representative of the stock market); Small Company Stocks, represented by the fifth capitalization quintile (i.e., the ninth and tenth deciles) of stocks on the New York Stock Exchange for 1926-1981 and by the performance of the Dimensional Fund Advisors Small Company 9/10 (for ninth and tenth deciles) Fund thereafter; Long Term Corporate Bonds, represented beginning in 1969 by the Salomon Brothers Long-Term High-Grade Corporate Bond Index, which is an unmanaged index of nearly all Aaa and Aa rated bonds, represented for 1946-1968 by backdating the Salomon Brothers Index using Salomon Brothers' monthly yield data with a methodology similar to that used by Salomon Brothers in computing its Index, and represented for 1925-1945 through the use of the Standard and Poor's monthly High-Grade
Corporate Composite yield data, assuming a 4% coupon and a 20-year maturity; Long-Term Government Bonds, measured each year using a portfolio containing one U.S. government bond with a term of approximately twenty years and a reasonably current coupon; U.S. Treasury Bills, measured by rolling over each month a one-bill portfolio containing, at the beginning of each month, the shortest-term bill having not less than one month to maturity; Inflation, measured by the Consumer Price Index for all Urban Consumers, not seasonably adjusted, since January, 1978 and by the Consumer Price Index before then. The stock capital markets may be contrasted with the corporate bond and U.S. government securities capital markets. Unlike an investment in stock, an investment in a bond that is held to maturity provides a fixed rate of return. Bonds have a senior priority to common stocks in the event the issuer is liquidated and interest on bonds is generally paid by the issuer before it makes any distributions to common stock owners. Bonds rated in the two highest rating categories are considered high quality and present minimal risk of default. An additional advantage of investing in U.S. government bonds and Treasury bills is that they are backed by the full faith and credit of the U.S. government and thus have virtually no risk of default. Although government securities fluctuate in price, they are highly liquid.

Yield for Stein Roe Money Market Sub-Account

Yield percentages for the Stein Roe Money Market Sub-Account are calculated using the method prescribed by the Securities and Exchange Commission. Yields reflect the deduction of the annual 1.40% asset-based Certificate charges. Yields do not reflect premium tax charges. The yields would be lower if these charges were included. The following are the standardized formulas:

Yield equals:  (A - B - 1) X  365
                  C            7

Where:

          A =  the Accumulation Unit value at the end of the 7-day period.

          B =  $0.00.

          C  =   the Accumulation Unit value at the beginning of the  7-day period.

The yield formula assumes that the weekly net income generated by an investment in the Stein Roe Money Market Sub-Account will continue over an entire year.


                           FINANCIAL STATEMENTS

The financial statements of Keyport Life Insurance Company and the Variable Account are included in the statement of additional information. The consolidated financial statements of Keyport Life Insurance Company are provided as relevant to its ability to meet its financial obligations under the Certificates and should not be considered as bearing on the investment performance of the assets held in the Variable Account.


                           Financial Statements
                      Keyport Life Insurance Company
                            Variable Account A
                        [to be filed by Amendment]




                                  PART C



Item 24. Financial Statements and Exhibits

     (a)  Financial Statements: (To Be Filed by Amendment)
          Included in Part B:
          Keyport Life Insurance Company:
           Consolidated Balance Sheets - December 31, 1997 and 1996 Consolidated Income Statements for the years ended December 31,
               1997, 1996 and 1995
           Consolidated Statements of Stockholder's Equity for the years ended December 31, 1997, 1996 and 1995
           Consolidated Statements of Cash Flows for the years ended
               December 31, 1997, 1996 and 1995
           Notes to Consolidated Financial Statements
          Variable Account A:
            Statements  of Assets and Liabilities - December 31,  1997  and
1996
           Statements of Operations and Changes in Net Assets for the years ended December 31, 1997 and 1996
           Notes to Financial Statements

     (b)  Exhibits:

    *     (1)  Resolution of the Board of Directors establishing Variable
                         Account A

          (2)  Not applicable

    *     (3a) Principal Underwriter's Agreement

    *     (3b) Specimen Agreement between Principal Underwriter and Dealer

    ***   (3c) Manning & Napier Broker/Dealer's Agreement

    *     (4a) Form of Group Variable Annuity Contract of Keyport Life
                         Insurance Company

    *     (4b) Form of Variable Annuity Certificate of Keyport Life
                         Insurance Company

    *     (4c) Form of Tax-Sheltered Annuity Endorsement

    *     (4d) Form of Individual Retirement Annuity Endorsement

    *     (4e) Form of Corporate/Keogh 401(a) Plan Endorsement

    ***   (4f) Specimen Group Variable Annuity Contract of Keyport Life
                         Insurance Company (M&N)

    ***   (4g) Specimen Variable Annuity Certificate of Keyport Life
                         Insurance Company (M&N)

    ****  (4h) Specimen Group Variable Annuity Contract of Keyport Life
                         Insurance Company (KA)

    ****  (4i) Specimen Variable Annuity Certificate of Keyport Life
                         Insurance Company (KA)

    ++    (4j) Form of Individual Variable Annuity Contract of Keyport
                         Life Insurance Company

    ++    (4k) Specimen Individual Variable Annuity Contract of Keyport
                         Life Insurance Company(KA)

    ++    (4l) Specimen Group Exchange Program Endorsement (KA)

    ++    (4m) Specimen Individual Exchange Program Endorsement (KA)


          (4n) Specimen Group Variable Annuity Contract of Keyport Life
                         Insurance Company (KAV)

          (4o) Specimen Variable Annuity Certificate of Keyport Life
                         Insurance Company (KAV)

          (4p) Speicmen Individual Variable Annuity Contract of Keyport Life Insurance Company (KAV)


    *     (5a) Form of Application for a Group Variable Annuity Contract

    *     (5b) Form of Application for a Group Variable Annuity Certificate

    *     (6a) Articles of Incorporation of Keyport Life Insurance Company

    *     (6b) By-Laws of Keyport Life Insurance Company

          (7)  Not applicable

    **    (8a) Form of Participation Agreement

    ***   (8b) Participation Agreement Among Manning & Napier Insurance
               Fund,  Inc.,  Manning  &  Napier  Investor  Services,  Inc.,
               Manning
               & Napier Advisors, Inc., and Keyport Life Insurance Company

    ****  (8c) Participation Agreement Among MFS Variable Insurance Trust,
               Keyport Life Insurance Company, and Massachusetts Financial Services Corp.

    ****  (8d) Participation Agreement Among The Alger American Fund,
               Keyport Life Insurance Company, and Fred Alger and Company, Incorporated

    ****  (8e) Participation Agreement Among Alliance Variable Products
               Series   Fund,  Inc.,  Alliance  Fund  Distributors,   Inc.,
               Alliance
               Capital Management L.P., and Keyport Life Insurance Company


          (8f) Participation Agreement By and Among AIM Variable Insurance Funds, Inc., Keyport Life Insurance Company and Keyport
               Financial Services Corp.    (To be Filed by Amendment)

    ##    (8g) Amended and Restated Particpation Agreement By and Among
                 Keyport   Variable  Investment  Trust,  Keyport  Financial
Services
               Corp., Keyport Life Insurance Company and Liberty Life Assurance Company of Boston

          (8h) Amended and Restated Particpation Agreement By and Among SteinRoe Variable Investment Trust, Keyport Financial Services Corp., Keyport Life Insurance Company and Liberty Life Assurance Company of Boston (To be Filed by Amendment)


    +     (9)  Opinion and Consent of Counsel

          (10) Consents of Independent Auditors (To be Filed by Amendment)

          (11) Not applicable

          (12) Not applicable


    #     (13) Schedule for Computations of Performance Quotations


    ++++  (15) Chart of Affiliations

    +++   (16) Powers of Attorney

          (27) Financial Data Schedule  (To be Filed by Amendment)

*    Incorporated  by reference to Registration Statement  (File  No.  333-
     1043)
     filed on or about February 16, 1996.

** Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement (File No. 333-1043) filed on or about August 22,
     1996.

*** Incorporated by reference to Pre-Effective Amendment No. 3 to Registration Statement (File No. 333-1043) filed on or about October 15, 1996.

**** Incorporated by reference to Post-Effective Amendment No. 1 to the
     Registration Statement (File No. 333-1043) filed on or about October 18, 1996.

+ Incorporated by reference to Post-Effective Amendment No. 4 to the Registration Statement (File No. 333-1043) filed on or about May 1, 1997.

++ Incorporated by reference to Post-Effective Amendment No. 5 to the Registration Statement (File No. 333-1043) filed on or about July 30, 1997.

+++ Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement (File No. 333-1043) filed on or about November 14, 1997.

++++ Incorporated by reference to Post-Effective Amendment No. 7 to the
     Registration Statement (File No. 333-1043) filed on or about February 6, 1998.


# Incorporated by reference to Post-Effective Amendment No. 8 to the Registration Statement (File No. 333-1043) filed on or about February 27, 1998.

## Incorporated by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form N-4 of Variable Account J of Liberty Life Assurance Company of Boston (Files No. 333-29811; 811-08269) filed on or about July 17, 1997.


Item 25. Directors and Officers of the Depositor.

Name and Principal                       Positions and Offices
Business Address*                        with Depositor

Kenneth R. Leibler, President            Director and Chairman of the Board
Liberty Financial Companies Inc.
Federal Reserve Plaza, 24th Floor
600 Atlantic Avenue
Boston, MA  02110

F. Remington Ballou                      Director
B. A. Ballou & Company, Inc.
800 Waterman Avenue
East Providence, RI 02914

Frederick Lippitt                        Director
The Providence Plan
740 Hospital Trust Building
15 Westminster Street
Providence, RI 02903

Mr. Robert C. Nyman                      Director
12 Cooke Street
Providence, RI 02906-2006

John W. Rosensteel                       President, Chief Executive Officer
                                         and Director

Stephen B. Bonner                        Executive Vice President

Paul H. LeFevre, Jr.                     Executive Vice President

Bernard R. Beckerlegge                   Senior Vice President and General
                                         Counsel

Bernhard M. Koch                         Senior Vice President and Chief
                                         Financial Officer

Stewart R. Morrison                      Senior Vice President and Chief
                                         Investment Officer

Francis E. Reinhart                      Senior Vice President and Chief
                                         Information Officer

Mark R. Tully                            Senior Vice President and Chief
                                         Sales Officer

Garth A. Bernard                         Vice President

Daniel C. Bryant                         Vice President and Assistant
                                         Secretary

Clifford O. Calderwood                   Vice President

James P. Greaton                         Vice President and Corporate
                                         Actuary

Jacob M. Herschler                       Vice President

Kenneth M. Hughes                        Vice President

James J. Klopper                         Vice President and Secretary

Leslie J. Laputz                         Vice President

Jeffrey J. Lobo                          Vice President - Risk Management

Suzanne E. Lyons                         Vice President - Human Resources

Jeffery J. Whitehead                     Vice President and Treasurer

Peter E. Berkeley                        Assistant Vice President

John G. Bonvouloir                       Assistant Vice President &
                                         Assistant Treasurer

Judith A. Brookins                       Assistant Vice President

Paul R. Coady                            Assistant Vice President

Alan R. Downey                           Assistant Vice President

Kenneth M. LeClair                       Assistant Vice President

Gregory L. Lapsley                       Assistant Vice President

Scott E. Morin                           Assistant Vice President and
                                         Controller

Michael J. Mulkern                       Assistant Vice President

Sean P. O'Brien                          Assistant Vice President

Robert J. Scheinerman                    Assistant Vice President

Edward M. Shea                           Assistant Vice President

Teresa M. Shumila                        Assistant Vice President

Daniel T. Smyth                          Assistant Vice President

Donald A. Truman                         Assistant Vice President and
                                         Assistant Secretary

Ellen L. Wike                            Assistant Vice President

Daniel Yin                               Assistant Vice President

Frederick Lippitt                        Assistant Secretary

*125 High Street, Boston, Massachusetts 02110, unless noted otherwise.

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant.

      The Depositor controls the Registrant, KMA Variable Account, Keyport 401 Variable Account, Keyport Variable Account I, and Keyport Variable Account II, under the provisions of Rhode Island law governing the establishment of these separate accounts of the Company.

      The Depositor controls Keyport Financial Services Corp. (KFSC), a Massachusetts corporation functioning as a broker/dealer of securities, through 100% stock ownership. KFSC files separate financial statements.

       The Depositor controls Liberty Advisory Services Corp. (LASC) (formerly known as Keyport Advisory Services Corp.), a Massachusetts corporation functioning as an investment adviser, through 100% stock ownership. LASC files separate financial statements.

       The Depositor controls Independence Life and Annuity Company ("Independence Life")(formerly Keyport America Life Insurance Company), a Rhode Island corporation functioning as a life insurance company, through 100% stock ownership. Independence Life files separate financial statements.

      The  Depositor  controls  American  Benefit  Life  Insurance  Company
("American Benefit"), a New York corporation functioning as a life insurance company, through 100% stock ownership. American Benefit files separate financial statements.

      The chart for the affiliations of the Depositor is incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement (File No. 333-1043) filed on or about February 6, 1998.

Item 27. Number of Contract Owners.


     None.


Item 28. Indemnification.

      Directors and officers of the Depositor and the principal underwriter are covered persons under Directors and Officers/Errors and Omissions liability insurance policies issued by ICI Mutual Insurance Company, Federal Insurance Company, Firemen's Fund Insurance Company, CNA and Lumberman's Mutual Casualty Company. Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors and officers under such insurance policies, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director or officer in the successful defense of any action, suit or proceeding) is asserted by such director or officer in connection with the variable annuity contracts, the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters.

      Keyport Financial Services Corp. is also principal underwriter of the SteinRoe Variable Investment Trust and Liberty Variable Investment Trust, which offer eligible funds for variable annuity and variable life insurance contracts.

The directors and officers are:

Name and Principal                  Position and Offices
Business Address*                   with Underwriter

John W. Rosensteel                  President, Director and Chairman of the
                                    Board

James J. Klopper                    Director and Clerk

Francis E. Reinhart                 Director and Vice President,
                                    Administration

Rogelio P. Japlit                   Treasurer

Paul T. Holman                      Assistant Clerk

Donald A. Truman                    Assistant Clerk

*125 High Street, Boston, Massachusetts 02110.

Item 30. Location of Accounts and Records.

     Keyport Life Insurance Company, 125 High Street, Boston, Massachusetts
02110.

Item 31. Management Services.

     Not applicable.

Item 32. Undertakings.

      (a) Registrant undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

      (b) Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or
(2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

      (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

Representation

      Depositor represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Depositor. Further, this representation applies to each form of the contract described in a prospectus and statement of additional information included in this registration statement.



                                SIGNATURES







                                SIGNATURES



      As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has duly caused this Registration Statement to be signed on its behalf, in the City of Boston and Commonwealth of Massachusetts, on this 20th day of March, l998.

                                       Variable Account A
                                          (Registrant)


                               BY:  Keyport Life Insurance Company
                                          (Depositor)


                               BY:  /s/ John W. Rosensteel*
                                     John W. Rosensteel
                                     President





*BY: /s/James J. Klopper              March 20, 1998
     James J. Klopper                 Date
     Attorney-in-Fact


* James J. Klopper has signed this document on the indicated date on behalf of Mr. Rosensteel pursuant to power of attorney duly executed by him and included as part of Exhibit 16 in Post-Effective Amendment No. 6 to Registration Statement on Form N-4 filed on or about November 14, 1997 (File No. 333-1043; 811-7543).


     As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


/s/ Kenneth R. Leibler*               /s/ John W. Rosensteel*
Kenneth R. Leibler                    John W. Rosensteel
Director and Chairman of the Board    President
                                      (Principal Executive Officer)


/s/ F. Remington Ballou*              /s/ Bernhard M. Koch*
F. Remington Ballou                   Bernhard M. Koch
Director                              Senior Vice President
                                      (Chief Financial Officer)

/s/ Frederick Lippitt*
Frederick Lippitt
Director


/s/ Robert C. Nyman*
Robert C. Nyman
Director


/s/ John W. Rosensteel*
John W. Rosensteel
Director


*BY:  /s/ James J. Klopper           March 20, 1998
     James J. Klopper                Date
     Attorney-in-Fact



* James J. Klopper has signed this document on the indicated date on behalf of each of the above Directors and Officers of the Depositor pursuant to powers of attorney duly executed by such persons and included as Exhibit 16 in Post Effective Amendment No. 6 to Registration Statement on Form N-4 filed on or about November 14, 1997 (File No. 333-1043; 811-
7543).





                               EXHIBIT INDEX


Item                                                             Page

(4n) Specimen Group Variable Annuity Contract of Keyport Life
               Insurance Company (KAV)

(4o) Specimen Variable Annuity Certificate of Keyport Life
               Insurance Company (KAV)

(4p) Speicmen Individual Variable Annuity Contract of Keyport
               Life Insurance Company (KAV)



                                                          EXHIBIT (4n)
Keyport
Life Insurance Company

A Stock Company

This Group Contract, as issued to the Group Contract Owner by Us with any riders or endorsements, alone makes up the agreement under which benefits are paid. The Group Contract may be inspected at the office of the Group Contract Owner. In consideration of any application for a Certificate and the payment of purchase payments, We agree, subject to the terms and conditions of the Group Contract, to provide the benefits described in the Certificate to the Certificate Owner.

If a Certificate is In Force on the Income Date, We will begin making income payments to the Annuitant. We will make such payments according to the terms of the Certificate and Group Contract.

RIGHT TO EXAMINE CERTIFICATE: A Certificate Owner may return a Certificate to Us or the agent through whom it was purchased within 10 days of receipt. If so returned, We will treat the Certificate as though it were never issued. Upon receipt We will promptly refund the Certificate Value as of the date the returned Certificate is received by Us plus any charges We may have previously deducted.

                       Read This Contract Carefully.

                       Read This Contract Carefully.


Signed:   ________________________      ________________________
               Secretary                     President



                        Flexible Purchase Payments
                         Deferred Income Payments
                     Nonparticipating -- No Dividends

ANNUITY PAYMENTS AND OTHER VALUES, WHEN BASED ON THE INVESTMENT EXPERIENCE
  OF A SEPARATE ACCOUNT, ARE VARIABLE AND ARE NOT GUARANTEED AS TO DOLLAR
          AMOUNT.  THIS IS EXPLAINED FURTHER ON PAGES 11 AND 18.


                             Table of Contents


                                                             Page

Right to Examine Certificate..................................1
Definitions...................................................2
Contract Schedule.............................................3A
General Provisions............................................5
Variable Account Provisions...................................10
Transfers.....................................................13
Partial Withdrawals and Total Surrender.......................14
Death Provisions..............................................15
Annuity Provisions............................................16
Endorsements (if any) are before page.........................22


                                Definitions

Accumulation  Period:   The period prior to the Income  Date  during  which
Purchase Payments may be made by a Certificate Owner.

Accumulation Unit: An accounting unit used to calculate a Certificate Owner's interest in a Sub-account of the Variable Account during the Accumulation Period.

Adjusted Certificate Value: The Certificate Value less any applicable taxes relating to a Certificate and Certificate Maintenance Charge. This amount is applied to the applicable Annuity Tables to determine Annuity Payments.

Annuitant:   The natural person on whose life Annuity Payments  are  based, and to whom any Annuity Payments will be made starting on the Income Date.

Annuity Options:  Options available for Annuity Payments.

Annuity Payments: The series of payments made to the Annuitant, starting on the Income Date, under the Annuity Option selected.

Annuity  Period:   The  period after the Income Date during  which  Annuity
Payments are made.

Annuity  Unit:   An  accounting  unit used to  calculate  Variable  Annuity
Payments during the Annuity Period.

Beneficiary: The person(s) or entity(ies) who controls the Certificate if any Certificate Owner dies before the Income Date.

                     (Definitions continue on page 4)



                      KEYPORT LIFE INSURANCE COMPANY
                     125 High Street, Boston, MA 02110


                             Contract Schedule

GROUP CONTRACT OWNER                       [Keyport Insurance Trust]
GROUP CONTRACT NUMBER                      [678999]
GROUP CONTRACT ISSUE DATE                  [1/30/96]
MINIMUM INITIAL PAYMENT                    $25,000
MINIMUM ADDITIONAL PAYMENT                 $250 ($50 for EFT payment)



Charges

Distribution Charge:  None

Administrative Charge: [We deduct [0.000411%] of the assets in each Variable Account Sub-Account on a daily basis (equivalent to an annual rate of [0.15%]) to compensate Us for a portion of Our administrative costs.]

Mortality and Expense Risk Charge [We deduct [0.003863%] of the assets in each Variable Account Sub-account on a daily basis (equivalent to an annual rate of [1.40%]) for Our mortality and expense risks.]

Certificate Maintenance Charge [We charge [$36] to cover a portion of Our ongoing Certificate maintenance expenses. The charge is incurred at the beginning of the Certificate Year and is deducted on each Certificate Anniversary and at the time of total surrender.]

Transfer Charge [Currently none, however, We reserve the right to charge [$25] for a transfer if a Certificate Owner makes more than [12] transfers per Certificate Year.]

Surrender Charge:  None

Initial Purchase Payment Allocation

Currently, Certificate Owners can select [21] Sub-accounts and the Fixed Account. We reserve the right to increase or decrease the number of available Sub-accounts. The minimum a Certificate Owner may allocate to any Sub-account or the Fixed Account is [5%] of any Purchase Payment. An initial Purchase Payment may be invested as follows:

[AIM Capital Appreciation                        x%
     AIM Growth                                  x%
     AIM International                           x%
     Alliance Global Bond                        x%
     Alliance Growth and Income                  x%
     Alliance Premier Growth                     x%
     Alliance Real Estate                        x%
     Colonial Growth and Income                  x%
     Colonial High Yield Securities              x%
     Colonial Small Cap Value                    x%
     Colonial Strategic Income                   x%
     Colonial U.S. Stock                         x%
     Liberty All-Star                            x%
     MFS Bond                                    x%
     MFS Emerging Growth                         x%
     MFS Research                                x%
     Stein Roe Balanced                          x%
     Stein Roe Global Utilities                  x%
     Stein Roe Growth Stock                      x%
     Stein Roe Money Market                      x%
     Stein Roe Special Venture                   x%

    Fixed Account                                x%]

Transfer Guidelines

Number of Transfers and Transfer Charge: Currently, You are permitted unlimited transfers per Contract Year during the Accumulation Period and unlimited transfers during the Annuity Period. We reserve the right to change, upon notice, the frequency of transfers You may make. We also reserve the right to impose a charge for any transfer in excess of 12 per Contract Year. The transfer charge is shown in the Charges section of the Contract Schedule.

Minimum amount to be transferred: None.

Minimum amount which must remain in a Sub-account after transfer: None.


Partial Withdrawals

A Certificate Owner may make partial withdrawals during the Accumulation Period without incurring a Surrender Charge[, as follows:

    (1) In any Certificate Year a Certificate Owner may withdraw an aggregate amount not to exceed, at the time of withdrawal:

    (a)  the Certificate Value, less
    (b) the portion of the Purchase Payments not previously withdrawn by that Certificate Owner; and

    (2) In any Certificate Year after the first, a Certificate Owner may also withdraw the positive difference, if any, between the amount withdrawn pursuant to (1) above in any such subsequent year and 10% of the Certificate Value as of the preceding Certificate Anniversary.

We will collect the Surrender Charge shown on the Schedule with respect to partial withdrawals in excess of the amounts described in (1) and (2) above].

Minimum withdrawal amount: $300, unless the withdrawal is made pursuant to Our systematic withdrawal program, in which case the minimum withdrawal is $100.

Minimum  Certificate  Value which must remain after a  partial  withdrawal:
$2,500.

Death Benefits

Adjustment of Contract Value
When We receive due proof of death of the Contract Owner, any Joint Contract Owner, or the Annuitant if the Contract Owner is a non-natural Person, We will compare, as of the date of death, the Contract Value to the Death Benefit amount defined in this Schedule. If the Contract Value is less than the Death Benefit, We will increase the current Contract Value by the amount of the difference. Any amount credited will be allocated to the Variable Account and/or the Fixed Account based on the Purchase Payment allocation that is in effect when We receive due proof of death.

Death Benefit Amount

Contract Anniversary Death Benefit
On the Contract Date, the Death Benefit is the initial Purchase Payment. On subsequent Valuation Dates, the Death Benefit is calculated as follows:

    (1)    (a)    Start with the Death Benefit from the Contract Date;
           (b)    Add to (a) any additional Purchase Payments paid since
                  the Contract Date and subtract from (a) any partial
                  withdrawals (including any associated surrender charge
                  incurred) made since the Contract Date;
    (2)    (a)    Determine the Contract Value for each Contract
                  Anniversary (the "Anniversary Value") before the 81st birthday of the Contract Owner or, if the Contract Owner is a non-natural Person, the Annuitant;
           (b)    Increase each "Anniversary Value" by any Purchase
                  Payments made after that Value's Anniversary;
           (c)    Decrease each "Anniversary Value" by the following amount
                  calculated at the time of each partial withdrawal made after that Value's Anniversary: (i) the partial withdrawal amount (including any associated surrender charge incurred) divided by the Contract Value immediately preceding the withdrawal, (ii) multiplied by the "Anniversary Value" immediately preceding the withdrawal;
           (d)    Select the highest "Anniversary Value" after the
                  adjustments in (b) and (c) above;
    (3)    Set the Death Benefit equal to the greater of (1) and (2).

If there is a change of Contract Owner, the new Contract Owner's age will be used to determine the amount in (2) above.

The Variable Separate Account

Sub-accounts investing in shares of mutual funds

Variable Account A is a unit investment trust variable separate account, organized in and governed by the laws of the State of Rhode Island. Variable Account A is divided into Sub-accounts. Each Sub-account listed below invests in shares of the corresponding Portfolio of the Eligible Fund shown.

Eligible Funds of AIM Insurance
Funds and Variable Account
Sub-Accounts                            Investment Objective

AIM Capital Appreciation                Capital appreciation through
(AIM Capital Appreciation               investments in common stocks,
 Sub-Account)                           with emphasis on medium-sized
                                        and smaller emerging growth
                                        companies.

AIM Growth                              Growth of capital through
(AIM Growth Sub-Account)                investments primarily in
                                        common stocks of leading U.S.
                                        companies considered by AIM
                                        to have strong earnings
                                        momentum.

AIM International Equity                Long-term growth of capital
(AIM International Equity               by investing in international
 Sub-Account)                           equity securities, the issuers
                                        of which are considered by AIM
                                        to have strong earnings
                                        momentum.

Eligible Funds of Alliance Series
Fund and Variable Account
Sub-Accounts                            Investment Objective

Alliance Global Bond                    A high level of return from a
(Alliance Global Bond                   combination of current income and
 Sub-Account)                           capital appreciation by investing
                                        in a globally diversified portfolio
                                        of high quality debt securities
                                        denominated in the U.S. Dollar and
                                        a range of foreign currencies.

Alliance Growth and Income              Balance the objectives of
(Alliance Growth and Income             reasonable current income and
 Sub-Account)                           reasonable opportunities for
                                        appreciation through investments
                                        primarily in dividend-paying
                                        common stocks of good quality.

Alliance Premier Growth                 Growth of capital rather than
(Alliance Premier Growth                current income.
 Sub-Account)

Alliance Real Estate                    Total return on its assets through
(Alliance Real Estate Sub-              long-term growth of capital and
 Account)                               income principally through
                                        investing in a portfolio of equity
                                        securities of issuers that are
                                        primarily engaged in or related to
                                        the real estate industry.

Eligible Funds of Liberty Trust
and Variable Account
Sub-Accounts                            Investment Objective

Colonial Growth and Income              Primarily income and long-term
(Colonial Growth and Income             capital growth and, secondarily,
Sub- Account)(formerly named            preservation of capital.
Colonial-Keyport Growth and
Income Fund)

Colonial High Yield Securities          High current income and total
(Colonial High Yield Securities         return by investing primarily
 Sub-Account)                           in lower rated corporate debt
                                        securities.

Colonial Small Cap Value                Long-term growth by investing
(Colonial Small Cap Value               in smaller capitalization
 Sub-Account)                           equity securities.

Colonial Strategic Income               A high level of current income, as
(Colonial Strategic Income              is consistent with prudent risk and
Sub-Account)(formerly named             maximizing total return, by
Colonial-Keyport Strategic              diversifying investments primarily
Income Fund)                            in U.S. and foreign government and
                                        high yield, high risk corporate
                                        debt securities.

Colonial U.S. Stock                     Long-term capital growth by
(Colonial U.S. Stock Sub-Account)       investing primarily in large
(formerly named Colonial-Keyport        capitalization equity securities.
U.S. Stock Fund)

Liberty All-Star Equity                 Total investment return, comprised
(Liberty All-Star Equity Sub-Account)   of long-term capital appreciation
                                        and current income, through
                                        investment primarily in a
                                        diversified portfolio of equity
                                        securities.

Stein Roe Global Utilities              Current income and long-term growth
(Stein Roe Global Utilities             of capital and income.
Sub-Account)(formerly named
Colonial-Keyport Utilities Fund)

Eligible Funds of MFS Trust
and Variable Account
Sub-Accounts                            Investment Objective

MFS Bond                                High level of current income
(MFS Bond Sub-Account)                  as is believed consistent
                                        with prudent investment risk
                                        and secondarily to protect
                                        shareholders' capital.

MFS Emerging Growth                     Long-term growth of capital.
(MFS Emerging Growth Sub-Account)

MFS Research                            Long-term growth of capital and
(MFS Research Sub-Account)              future income.

Eligible Funds of SteinRoe Trust
and Variable Account
Sub-Accounts                            Investment Objective

Stein Roe Balanced                      High total investment return
(Stein Roe Balanced                     through investment in a changing
Sub-Account) (formerly named SteinRoe   mix of securities.
Managed Assets Fund)

Stein Roe Growth Stock                  Long-term growth of capital through
(Stein Roe Growth Stock                 investment primarily in common
Sub-Account)(formerly named SteinRoe    stocks.
Managed Growth Stock Fund)

Stein Roe Money Market                  High current income from short-term
(Stein Roe Money Market                 money market instruments while
Sub-Account)(formerly named SteinRoe    emphasizing preservation of capital
Cash Income Fund)                       and maintaining excellent
                                        liquidity.

Stein Roe Special Venture               Capital growth by investing
(Stein Roe Special Venture              primarily in common stocks,
Sub-Account)(formerly named SteinRoe    convertible securities, and other
Capital Appreciation Fund)              securities selected for prospective
                                        capital growth.


Sub-accounts investing directly in securities: None.

The Fixed Account

The Fixed Account is part of Our General Account, which consists of all of Our assets except the assets of the Variable Account and the assets of other separate accounts that We maintain. Subject to applicable law, We have sole discretion over investments of the assets of the Fixed Account. If You allocate assets to the Fixed Account, Your accumulation values and Income Payments will have guaranteed minimums.

Before the Income Date, Your interest in the Fixed Account is measured by the Fixed Account Value. When Income Payments begin, the payee's interest in the Fixed Account is measured by the amount of each periodic payment.

Benefits from the Fixed Account will not be less than the minimum values required by any law of the jurisdiction where the Contract is delivered.

Purchase Payments will be allocated to the Fixed Account in accordance with Your selection on the Contract Date. You may change such selection by Written Request.

The Fixed Account Value at any time is equal to:

        (1) all Purchase Payments allocated to the Fixed Account plus the interest subsequently credited on those payments; plus
        (2) any Variable Account Value transferred to the Fixed Account plus the interest subsequently credited on the transferred value; less
        (3)    any prior partial withdrawals from the Fixed Account; less
        (4)    any Fixed Account Value transferred to the Variable Account.

We will credit interest to Purchase Payments allocated to the Fixed Account at rates declared by Us for Guarantee Periods of one or more years from the month and day of allocation. The minimum Guaranteed Interest Rate is 3% per year.


                          Definitions (continued)

Certificate:   The  document issued to a Certificate Owner  to  evidence  a
Certificate   Owner's   participation  under  the  Group   Contract.    The
Certificate summarizes the benefits and provisions of the Group Contract.

Certificate Anniversary:  An anniversary of the Certificate Date.

Certificate Date: The date a Certificate is issued to a Certificate Owner. The Certificate Date is shown on the Certificate Schedule.

Certificate Owner: The person who owns a Certificate under the Group Contract. Any Joint Certificate Owners and the Certificate Owner own the Certificate equally with rights of survivorship. All Owners must exercise ownership rights and privileges together, including the signing of Written Requests.

Certificate Value: The sum of the Certificate Owner's interest in the Sub-accounts of the Variable Account and the Fixed Account during the Accumulation Period.

Certificate Year: The first Certificate Year is the annual period which begins on the Certificate Date. Subsequent Certificate Years begin on each Certificate Anniversary.

Eligible Fund:  An investment entity shown on the Certificate Schedule.

Fixed Account: The account We establish to support Fixed Allocations.   The
Contract Schedule shows whether the Fixed Account is available under the Certificates.

Fixed Account Value: The value of all Fixed Account amounts accumulated under a Certificate prior to the Income Date.

Fixed  Allocation:   An  amount allocated to  the  Fixed  Account  that  is
credited with a Guaranteed Interest Rate for a specified Guarantee Period.

Fixed  Annuity:   An  annuity with a series of  payments  made  during  the
Annuity Period which are guaranteed as to dollar amount by  Us.

General Account: Our general investment account which contains all of Our assets except those in the Variable Account and Our other separate accounts.

Group Contract Owner: The person or entity to which the Group Contract is issued.

Guaranteed Interest Rate: The effective annual interest rate which We will credit for a specified Guarantee Period.

Guarantee Period: The period of year(s) a rate of interest is guaranteed to be credited within the Fixed Account.

Income Date: The date on which Annuity Payments begin. The Income Date is shown on the Certificate Schedule.

In Force: The status of a Certificate before the Income Date so long as it has not been totally surrendered and there has not been a death of a Certificate Owner or Joint Certificate Owner that will cause the Certificate to end within five years of the date of death.

Office:  Our executive office shown on the Certificate Schedule.

Person: A human being, trust, corporation, or any other legally recognized entity.

Portfolio:   A series of an Eligible Fund which constitutes a separate  and distinct class of shares.

Purchase  Payment:   A payment made by or on behalf of a Certificate  Owner
with respect to a Certificate.

Sub-account:   Variable  Account  assets  are  divided  into  Sub-accounts.
Assets of each Sub-account will be invested in shares of a Portfolio of an Eligible Fund, or directly in portfolio securities.

Valuation Date: Each day on which We and the New York Stock Exchange ("NYSE") are open for business, or any other day that the Securities and Exchange Commission requires that mutual funds, unit investment trusts or other investment portfolios be valued.

Valuation Period: The period of time beginning at the close of business of the NYSE on each Valuation Date and ending at the close of business on the next succeeding Valuation Date.

Variable  Account:   Our  Variable  Account(s)  shown  on  the  Certificate
Schedule.

Variable Annuity: An annuity with payments which vary as to dollar amount in relation to the investment performance of specified Sub-accounts of the Variable Account.

We, Us, Our:  Keyport Life Insurance Company.

Written Request: A request in writing, in a form satisfactory to Us, and received by Us at Our Office.

                            General Provisions

Purchase Payments

The initial Purchase Payment is due on the Certificate Date. It must be paid at Our Office in United States currency. Coverage under a Certificate does not take effect until We have accepted the initial Purchase Payment during a Certificate Owner's lifetime. Each Purchase Payment after the Certificate Date must be at least the amount shown on the Certificate Schedule. Provided the Certificate Value under a Certificate does not go to zero, a Certificate will stay in force until the Income Date even if a Certificate Owner make no payments after the initial one. We reserve the right to reject any subsequent Purchase Payment.

Allocation of Purchase Payments

An initial Purchase Payment is allocated to the Sub-accounts of the Variable Account, and to the Fixed Account if available, in accordance with the selections made by a Certificate Owner at the Certificate Date. Unless otherwise changed by a Certificate Owner, subsequent Purchase Payments are allocated in the same manner as the initial Purchase Payment. Allocation of Purchase Payments is subject to the terms and conditions imposed by Us. We reserve the right to allocate initial Purchase Payments to the Money Market Sub-account until the expiration of the Right to Examine Certificate period set forth on the first page of the Group Contract and the Certificate.

The Contract

The Group Contract, including the application, if any, and any attached rider or endorsement constitute the entire contract between the Group Contract Owner and Us. All statements made by the Group Contract Owner, any Certificate Owner or any Annuitant will be deemed representations and not warranties. No such statement will be used in any contest unless it is contained in the application signed by the Group Contract Owner or in a written instrument signed by the Certificate Owner, a copy of which has been furnished to the Certificate Owner, the Beneficiary or to the Group Contract Owner.

Only Our President or Secretary may agree to change any of the terms of the Group Contract. Any changes must be in writing. Any change to the terms of a Certificate must be in writing and with Certificate Owner's consent, unless provided otherwise by the Group Contract and the Certificate.

To assure that the Group Contract and the Certificate will maintain their status as a variable annuity under the Internal Revenue Code, We reserve the right to change the Group Contract and any Certificate issued thereunder to comply with future changes in the Internal Revenue Code, any regulations or rulings issued thereunder, and any requirements otherwise imposed by the Internal Revenue Service. The Group Contract Owner and the affected Certificate Owner will be sent a copy of any such amendment.

We reserve the right, subject to compliance with the law as currently applicable or subsequently changed, to: (a) operate the Variable Account in any form permitted under the Investment Company Act of 1940, as amended, (the "1940 Act"), or in any other form permitted by law; (b) take any action necessary to comply with or obtain and continue any exemptions from the 1940 Act, or to comply with any other applicable law; (c) transfer any assets in any Sub-account to another Sub-account, or to one or more separate investment accounts, or the General Account; or to add, combine or remove Sub-accounts in the Variable Account; and (d) change the way We assess charges, so long as We do not increase the aggregate amount beyond that currently charged to the Variable Account and the Eligible Funds in connection with a Certificate. If the shares of any of the Eligible Funds should become unavailable for investment by the Variable Account or if in Our judgment further investment in such Portfolio shares should become inappropriate in view of the purpose of the Certificate, We may add or substitute shares of another mutual fund for the Portfolio shares already purchased under the Certificate. No substitution of Portfolio shares in any Sub-account may take place without prior approval of the Securities and Exchange Commission and notice to the affected Certificate Owners, to the extent required by the 1940 Act.

Certificate Owner

A Certificate Owner has all rights and may receive all benefits under a Certificate. A Certificate Owner is the person designated as such on the Certificate Date, unless changed. A Certificate Owner may exercise all rights of a Certificate while it is In Force, subject to the rights of (a) any assignee under an assignment filed with Us, and (b) any irrevocably named Beneficiary.

Joint Certificate Owner

A Certificate can be owned by Joint Certificate Owners. Upon the death of any Certificate Owner or Joint Certificate Owner, the surviving owner(s) will be the primary Beneficiary(ies). Any other beneficiary designation will be treated as a Contingent Beneficiary unless otherwise indicated in a Written Request filed with Us.

Annuitant

The Annuitant is the person on whose life Annuity Payments are based. The Annuitant is the person designated by a Certificate Owner at the Certificate Date, unless changed prior to the Income Date. Any change of Annuitant is subject to Our underwriting rules then in effect. The Annuitant may not be changed in a Certificate which is owned by a non-natural person. A Certificate Owner may name a Contingent Annuitant. The Contingent Annuitant becomes the Annuitant if the Annuitant dies while a Certificate is In Force. If the Annuitant dies and no Contingent Annuitant has been named, We will allow a Certificate Owner sixty days to designate someone other than the Certificate Owner as Annuitant. The Certificate Owner will be the Contingent Annuitant unless the Certificate Owner names someone else. If the Certificate is owned by a non-natural person, the death of the Annuitant will be treated as the death of the Certificate Owner and a new Annuitant may not be designated.

Beneficiary

The Beneficiary is the person who controls the Certificate if any Certificate Owner dies prior to the Income Date. If the Certificate is owned by Joint Certificate Owners, upon the death of any Certificate Owner or Joint Certificate Owner, the surviving owner(s) will become the primary Beneficiary. Any other beneficiary designation will be treated as a Contingent Beneficiary unless otherwise indicated in a Written Request filed with Us. If a Certificate Owner names more than one Person as Primary Beneficiary or as Contingent Beneficiary, and does not state otherwise on an application or in a Written Request to Us, any non-
survivors will not receive a benefit. The survivors will receive equal shares. Subject to the rights of any irrevocable Beneficiary(ies), a
Certificate Owner may change primary or contingent Beneficiary(ies). A change must be made by Written Request and will be effective as of the date the Written Request is signed. We will not be liable for any payment We make or action We take before We receive the Written Request.

Group Contract Owner

The Group Contract Owner has title to the Group Contract. The Group Contract and any amount accumulated under any Certificate are not subject to the claims of the Group Contract Owner or any of its creditors. The Group Contract Owner may transfer ownership of this Group Contract. Any transfer of ownership terminates the interest of any existing Group Contract Owner. It does not change the rights of any Certificate Owner.

Change of Certificate Owner, Beneficiary or Contingent Annuitant

While a Certificate is In Force, a Certificate Owner may by Written Request change the primary Certificate Owner, Joint Certificate Owner, primary Beneficiary, Contingent Beneficiary, Contingent Annuitant, or in certain instances, the Annuitant. An irrevocably named Person may be changed only with the written consent of such Person. The change will be effective, following Our receipt of the Written Request, as of the date the Written Request is signed. The change will not affect any payments We make or actions We take prior to the time We receive the Written Request.

Assignment of the Certificate

A Certificate Owner may assign a Certificate at any time while it is In Force. The assignment must be in writing and a copy must be filed at Our Office. A Certificate Owner's rights and those of any revocably named Person will be subject to the assignment. An assignment will not affect any payments We make or actions We take before We receive the assignment. We are not responsible for the validity of any assignment.

Misstatement of Age or Sex

If the age or sex of the Annuitant or any payee has been misstated, We will compute the amount payable based on the correct age and sex. If Annuity Payments have begun, any underpayment(s) that have been made will be paid in full with the next Annuity Payment. Any overpayment, unless repaid to Us in one sum, will be deducted from future Annuity Payments otherwise due until We are repaid in full.

Non-Participating

A Certificate does not participate in Our divisible surplus.

Evidence of Death, Age, Sex or Survival

If a Certificate provision relates to the death of a natural Person, We will require proof of death before We will act under that provision. Proof of death shall be: (a) a certified death certificate; or (b) a certified decree of a court of competent jurisdiction as to the finding of death; or
(c)  a written statement by a medical doctor who attended the deceased;  or
(d) any other document constituting due proof of death under applicable state law. If Our action under a Certificate provision is based on the age, sex, or survival of any Person, We may require evidence of the particular fact before We act under that provision.

Protection of Proceeds

No Beneficiary or payee may commute or assign any payments under a Certificate before they are due. To the extent permitted by law, no payments shall be subject to the debts of any Beneficiary or payee or to any judicial process for payment of those debts.

Reports

We will send Certificate Owners a report that shows the Certificate Value at least once each Certificate Year. We will send any other reports that may be required by law.

Taxes

Any taxes paid to any governmental entity relating to a Certificate will be deducted from the Purchase Payments or Certificate Value. We may, in Our sole discretion, delay the deduction until a later date. By not deducting tax payments at the time of Our payment, We do not waive any right We may have to deduct amounts at a later date. We will, in Our sole discretion, determine when taxes relate to a Certificate or to the operation of the Variable Account. We reserve the right to establish a provision for federal income taxes if We determine, in Our sole discretion, that We will incur a tax as a result of the operation of the Variable Account. Such a provision will be reflected in the Accumulation and Annuity Unit Values. We will deduct for any income taxes incurred by Us as a result of the operation of the Variable Account whether or not there was a provision for taxes and whether or not it was sufficient. We will deduct from any payment under a Certificate any withholding taxes required by applicable law.

Regulatory Requirements

All values payable under a Certificate will not be less than the minimum benefits required by the laws and regulations of the states in which the Certificate is delivered.

Suspension or Deferral of Payments

We reserve the right to suspend or postpone payments for a withdrawal, transfer, surrender or death benefit for any period when:

    (1) the New York Stock Exchange is closed (other than customary weekend and holiday closings); or

    (2)    trading on the New York Stock Exchange is restricted;  or

    (3) an emergency exists as a result of which valuation or disposal of the assets and securities of the Variable Account is not reasonably practicable; or

    (4) the Securities and Exchange Commission, by order or pronouncement, so permits for the protection of Contract Owners;

provided  that  applicable  rules and regulations  of  the  Securities  and
Exchange Commission govern as to whether the conditions described in (2) and (3) above exist.

We reserve the right to delay payment of amounts allocated to the Fixed Account for up to six months.

                        Variable Account Provisions

The Variable Account

The  Variable  Account(s)  is designated on the  Certificate  Schedule  and consists of assets set aside by Us, which are kept separate from Our general assets and all other variable account assets We maintain. We own the assets of the Variable Account. Variable Account assets equal to reserves and other contract liabilities will not be chargeable with liabilities arising out of any other business We may conduct. We may transfer to Our General Account assets which exceed the reserves and other liabilities of the Variable Account. Income and realized and unrealized gains or losses from assets in the Variable Account are credited to or charged against the account without regard to other income, gains or losses in Our other investment accounts.

The Variable Account assets are divided into Sub-accounts. The Sub-accounts which are available under the Certificate are shown on the Certificate Schedule. The assets of the Sub-accounts of the unit investment trust variable separate account are allocated to the Eligible Fund(s) and the Portfolio(s), if applicable, within an Eligible Fund shown on the Certificate Schedule. The assets of the Sub-accounts of the investment company variable separate account, if applicable, are invested in portfolios of securities designed to meet the objectives of the Sub-Account shown on the Certificate Schedule. We may, from time to time, add additional Sub-accounts, Eligible Funds or Portfolios to those shown on the Certificate Schedule. A Certificate Owner may be permitted to transfer Certificate Values or allocate Purchase Payments to the additional Sub-Accounts, Eligible Funds or Portfolios. However, the right to make such transfers or allocations will be limited by the terms and conditions imposed by Us.

We also have the right to eliminate Sub-accounts from the Variable Account, to combine two or more Sub-accounts or to substitute a new Portfolio for the Portfolio in which a Sub-account invests. A substitution may become necessary if, in Our discretion, a Portfolio or Sub-account no longer suits the purposes of the Group Contract. This may happen: due to a change in laws or regulations or a change in a Portfolio's investment objectives or restrictions; because the Portfolio or Sub-account is no longer available for investment; or for some other reason. We will obtain any prior approvals that may be required from the insurance department of Our state of domicile, and from the SEC or any other governmental entity before making such a substitution.

When permitted by law, We reserve the right to:

    (1)    Deregister a Variable Account under the 1940 Act;
    (2) Operate a Variable Account as a management company under the 1940 Act, if it is operating as a unit investment trust;
    (3) Operate a Variable Account as a unit investment trust under the 1940 Act, if it is operating as a management company;
    (4)    Restrict or eliminate any voting rights as to the account;
    (5)    Combine the Variable Account with any other variable account.

Valuation of Assets

The assets of the Variable Account are valued at their fair market value in accordance with Our procedures.

Accumulation Units

A Certificate Owner's Variable Account value will fluctuate in accordance with the investment results of the Sub-accounts to which the Certificate Owner has allocated his or her Purchase Payments or Certificate Value. In order to determine how these fluctuations affect a Certificate Owner's Certificate Value, We use an Accumulation Unit value. Accumulation Units are used to account for all amounts allocated to or withdrawn from the Sub-accounts of the Variable Account as a result of Purchase Payments, partial withdrawals, transfers, or charges deducted from the Certificate Value. We determine the number of Accumulation Units of a Sub-account purchased or cancelled by dividing the amount allocated to, or withdrawn from, the Sub-account by the dollar value of one Accumulation Unit of the Sub-account as of the end of the Valuation Period during which We receive the request for the transaction.

Accumulation Unit Value

The Accumulation Unit Value for each Sub-account was initially set at $10. Subsequent Accumulation Unit Values for each Sub-account are determined by multiplying the Accumulation Unit Value for the immediately preceding Valuation Period by a net investment factor for the Sub-account for the current period. This factor may be greater or less than 1.0; therefore, the Accumulation Unit Value may increase or decrease from Valuation Period to Valuation Period.

We calculate the net investment factor for each Sub-account investing in shares of mutual funds by dividing (a) by (b) and then subtracting (c) where:

(a) is equal to:
        (i) the net asset value per share of the Portfolio in which the Sub-account invests at the end of the Valuation Period; plus
        (ii) any dividend per share declared for the Portfolio that has an ex-dividend date within the current Valuation Period.

    (b) is the net asset value per share of the Portfolio at the end of the preceding Valuation Period.

    (c) is equal to:
        (i) the sum of each Valuation Period equivalent of the annual rate for the Mortality and Expense Risk Charge, for the Administrative Charge, and for the Distribution Charge, if any, which are shown on the Certificate Schedule; plus
        (ii) a charge factor, if any, for any tax provision established by Us a result of the operation of the Sub-account.

We calculate the net investment factor for each Sub-account investing directly in securities with the same formula, except:

    (a)   is equal to:
          (i) the value of the assets in the Sub-account at the end of the preceding Valuation Period; plus
          (ii) any investment income and capital gains, realized or unrealized, credited to the assets during the current Valuation Period; less
          (iii) any capital losses, realized or unrealized, charged against the assets during the current Valuation Period; less
          (iv) all operating and investment expenses relating to the assets that are incurred during the current Valuation Period.

    (b) is the value of the assets in the Sub-account at the end of the preceding Valuation Period.

Mortality and Expense Risk Charge

Each Valuation Period We deduct a Mortality and Expense Risk Charge from each Sub-account of the Variable Account which is equal, on an annual basis, to the amount shown on the Certificate Schedule. The Mortality and Expense Risk Charge compensates Us for assuming the mortality and expense risks with respect to the Certificates We issue. We guarantee the dollar amount of each Annuity Payment after the first Annuity Payment will not be affected by variations in mortality or expense experience.

Administrative Charge

Each Valuation Period We deduct an Administrative Charge from the Variable Account which is equal, on an annual basis, to the amount shown on the Certificate Schedule. The Administrative Charge compensates Us for the costs associated with administration of the Variable Account and the Certificates We issue.

Distribution Charge

Each Valuation Period We deduct a Distribution Charge from the Variable Account which is equal, on an annual basis, to the amount shown on the Certificate Schedule. The Distribution Charge compensates Us for the costs associated with the distribution of the Certificates We issue.

Certificate Maintenance Charge

We deduct a Certificate Maintenance Charge from the Certificate Value by cancelling Accumulation Units from each applicable Sub-account to reimburse Us for expenses relating to the maintenance of the Certificate. We will deduct the Certificate Maintenance Charge from the Sub-accounts of the Variable Account in the same proportion that the amount of Certificate Value in each Sub-account bears to the Certificate Value. The Certificate Maintenance Charge is shown on the Certificate Schedule. The Certificate Maintenance Charge will be deducted from the Certificate Value on each Certificate Anniversary during the Accumulation Period.

If a total surrender is made on a date other than a Certificate Anniversary, the Certificate Maintenance Charge will be deducted at the time of surrender.

During the Annuity Period, the Certificate Maintenance Charge will be deducted on a pro-rata basis from each Annuity Payment.

                                 Transfers

Transfers: Subject to any limitation We impose on the number of transfers permitted in a Certificate Year, a Certificate Owner may transfer all or part of Certificate Owner's Certificate Value among the Sub-accounts and the Fixed Account, if any, by Written Request or by telephone without the imposition of any fees or charges. Transfers among the Sub-accounts and the Fixed Account are permitted only during the Accumulation Period. The number of permitted transfers, and the charge for transfers in excess of that number, are shown on the Certificate Schedule. All transfers are subject to the following:

       (1) If more than the number of free transfers, shown on the Certificate Schedule, are made in a Certificate Year, We will deduct a transfer charge, shown on the Certificate Schedule, for each subsequent transfer. The transfer fee will be deducted from the Sub-account from which the transfer is made. However, if Certificate Owner transfers his or her entire interest in a Sub-account, the transfer fee will be deducted from the amount transferred. If a Certificate Owner makes a transfer from more than one Sub-account, any transfer fee will be allocated pro-rata among such Sub-accounts in proportion to the amount transferred from each.

       (2) During the Annuity Period, transfers of values between Sub-accounts will be made by converting the number of Annuity Units being transferred to the number of Annuity Units in the Sub-account to which a transfer is made, so that the next Annuity Payment, if it were made at that time, would be the same amount that it would have been without the transfer. Thereafter, Annuity Payments will reflect changes in the value of the new Annuity Units.

       (3)      The minimum amount which can be transferred is shown on the
Certificate  Schedule.   The minimum amount which must  remain  in  a  Sub-
account after a transfer is shown on the Certificate Schedule.

       (4) If 100% of the value of any Sub-account is transferred and the current allocation for Purchase Payments includes that Sub-account, the allocation for future Purchase Payments will change to reflect a Certificate Owner's allocation of Certificate Value following the transfer.

       (5) We reserve the right, at any time and without prior notice to any party, to terminate, suspend or modify the transfer privileges described above.

We will not be liable for transfers made in accordance with a Certificate Owner's instructions. All amounts and Accumulation Units will be determined as of the end of the Valuation Period in which We receive the request for transfer.

                  Partial Withdrawals and Total Surrender

Partial Withdrawals

During the Accumulation Period while the Certificate is In Force, a Certificate Owner may, upon Written Request, make a partial withdrawal, subject to the provisions and limitations shown on the Certificate Schedule. For purposes of determining whether a Surrender Charge is applicable to a partial withdrawal:

      (1) A partial withdrawal will first be taken from the portion of a Certificate Owner's Certificate Value which is in excess of Purchase Payments, and then from Purchase Payments; and

      (2) We will allocate partial withdrawals to Purchase Payments in the order inwhich the Purchase Payments were made, starting with the first.

A withdrawal will result in the cancellation of Accumulation Units from each applicable Sub-account in the ratio that a Certificate Owner's interest in the Sub-account bears to his or her Certificate Value in all the Sub-accounts. A Certificate Owner must specify by Written Request in advance if he or she wants Accumulation Units to be cancelled in a manner other than the method described above. If there is no value or insufficient value in the Variable Account, then the amount withdrawn, or the insufficient portion, will be deducted from the Fixed Account. If a Certificate Owner has multiple Guarantee Periods, We will deduct such amount from each Guarantee Period's values in the ratio that each Period's values bears to the total Fixed Account Value. A Certificate Owner must specify by Written Request in advance if he or she wants multiple Guarantee Periods to be reduced in a manner other than the method described above.

Each partial withdrawal must be for an amount not less than the amount shown on the Certificate Schedule. The Certificate Value which must remain in a Certificate is shown on the Certificate Schedule. The Certificate Schedule also shows any charge.

Total Surrender

During the Accumulation Period while the Certificate is In Force, a Certificate Owner may, upon Written Request, make a total surrender of the Certificate Withdrawal Value. The Certificate Withdrawal Value is:

     (1) the Certificate Value as of the end of the Valuation Period during which We receive a Written Request for a withdrawal or surrender; less

     (2)    any applicable taxes not previously deducted; less

     (3)    any Surrender Charge; less

     (4)    any Certificate Maintenance Charge.

We will pay the amount of any withdrawal or surrender within seven days unless the Suspension or Deferral of Payments Provision is in effect.

                             Death Provisions

Death of Certificate Owner

These provisions apply if, during the Accumulation Period while the Certificate is In Force, the Certificate Owner or any Joint Certificate Owner dies (whether or not the decedent is also the Annuitant) or the Annuitant dies under a Certificate owned by a non-natural Person. The "designated beneficiary" will control the Certificate after such a death. This "designated beneficiary" will be the first Person among the following who is alive on the date of death: Certificate Owner; Joint Certificate Owner; primary Beneficiary; Contingent Beneficiary; and Certificate Owner's estate. If the Certificate Owner and Joint Certificate Owner are both alive, they shall be the "designated beneficiary" together.

If the decedent's surviving spouse (if any) is the sole "designated beneficiary", the surviving spouse will automatically become the new sole Certificate Owner as of the date of the death. And, if the Annuitant is the decedent, the new Annuitant will be any living Contingent Annuitant, otherwise the surviving spouse. The Certificate may stay in force until another death occurs (i.e., until the death of the Certificate Owner or Joint Certificate Owner). Except for this paragraph, all of "Death Provisions" will apply to that subsequent death.

In all other cases, the Certificate may stay in force up to five years from the date of death. During this period, the "designated beneficiary" may exercise all ownership rights, including the right to make transfers or partial withdrawals or the right to surrender the Certificate for its Certificate Withdrawal Value. If this Certificate is still in force at the end of the five-year period, We will automatically end it then by paying to the "designated beneficiary" the Certificate Withdrawal Value without the deduction of any applicable Surrender Charges. If the "designated beneficiary" is not alive then, We will pay any Person(s) named by the "designated beneficiary" in a Written Request; otherwise the "designated beneficiary's" estate.

Death of Annuitant

These provisions apply if during the Accumulation Period while the Certificate is In Force, (a) the Annuitant dies, (b) the Annuitant is not an Owner, and (c) the Owner is a natural person. The Certificate will continue In Force after the Annuitant's death. The new Annuitant will be any living Contingent Annuitant, otherwise the Certificate Owner.

Payment of Benefits

Instead of receiving a lump sum, a Certificate Owner or any "designated beneficiary" may by Written Request direct that We pay any benefit of $5,000 or more under an Annuity Option that meets the following: (a) the first payment to the "designated beneficiary" must be made no later than one year after the date of death; (b) payments must be made over the life of the "designated beneficiary" or over a period not extending beyond that person's life expectancy; and (c) any Annuity Option that provides for payments to continue after the death of the "designated beneficiary" will not allow the successor payee to extend the period of time over which the remaining payments are to be made.

                            Annuity Provisions

General

If the Certificate is In Force on the Income Date, the Adjusted Certificate Value will be applied under the Annuity Option selected by a Certificate Owner. Annuity Payments may be made on a fixed or variable basis or both.

Income Date

The Income Date may be selected by a Certificate Owner. It is shown on the Certificate Schedule. The Income Date can be any time after the
Certificate Date for variable payments and any time after the first Certificate Anniversary for fixed payments. The Income Date may not be later than the earlier of when the Annuitant reaches attained age 90 or that required under state law. If no Income Date is selected, it will be the earlier of when the Annuitant reaches attained age 90 or the maximum date permitted under state law, if any.

Prior to the Income Date, a Certificate Owner may change the Income Date by Written Request. Any change must be requested at least 30 days prior to the new Income Date.

Selection of an Annuity Option

An Annuity Option may be selected by a Certificate Owner. If no Annuity Option is selected, Option B will automatically be applied. Prior to the Income Date, a Certificate Owner can change the Annuity Option selected by Written Request. Any change must be requested at least 30 days prior to the Income Date.

Frequency and Amount of Annuity Payments

Annuity Payments are paid in monthly installments unless quarterly, semi-annual or annual payments are chosen. The Adjusted Certificate Value is applied to the Annuity Table for the Annuity Option selected. If the Adjusted Certificate Value to be applied under an Annuity Option is less than $5,000, We reserve the right to make a lump sum payment in lieu of Annuity Payments. If the Annuity Payment would be or becomes less than $100, We will reduce the frequency of payments to a longer interval which will result in each payment being at least $100.

Annuity Options

The following Annuity Options or any other Annuity Option acceptable to Us may be selected:

     OPTION A. ANNUITY FOR A FIXED NUMBER OF YEARS: Annuity Payments for a chosen number of years, not less than 5. If the payee dies during the payment period and the Beneficiary does not desire payments to continue for the remainder of the period, he/she may elect to have the present value of the remaining payments commuted and paid in a lump sum. During the payment period of a Variable Annuity, the payee may elect by Written Request to receive the following amount: (a) the present value of the remaining payments commuted; less (b) any Surrender Charge that may be due by treating the value defined in (a) as a surrender. Instead of receiving a lump sum, the payee may elect another Annuity Option. The amount applied to that Option would not be reduced by the charge defined in (b).

      OPTION B. LIFE ANNUITY WITH PERIOD CERTAIN OF 10 YEARS: Annuity Payments during the lifetime of the payee and in any event for 10 years certain. If the payee dies during the guaranteed payment period and the Beneficiary does not desire payments to continue for the remainder of the guaranteed period, he/she may elect to have the present value of the guaranteed payments remaining commuted and paid in a lump sum.

      OPTION C. JOINT AND SURVIVOR ANNUITY: Annuity Payments payable during the joint lifetime of the payee and a designated second natural person and then during the lifetime of the survivor.

Unless the Annuity Option provides for commutation by the payee, a payee may not withdraw or otherwise end an Annuity Option after it begins. Payments will end upon the payee's death unless the Annuity Option provides for payments continuing to a successor payee. No successor payee may extend the period of time over which the remaining payments are to be made.

Annuity

If  a  Certificate Owner selects a Fixed Annuity, the Adjusted  Certificate
Value is allocated to the General Account and the Annuity is paid as a Fixed Annuity. If the Certificate Owner selects a Variable Annuity, the Adjusted Certificate Value will be allocated to the Sub-accounts of the Separate Account in accordance with the selection he or she makes, and the Annuity will be paid as a Variable Annuity. A Certificate Owner can also select a combination of a Fixed and Variable Annuity and the Adjusted Certificate Value will be allocated accordingly. If a Certificate Owner does not select between a Fixed Annuity and a Variable Annuity, any Adjusted Certificate Value in the Variable Account will be applied to a Variable Annuity and any Adjusted Certificate Value in the Fixed Account will be applied to a Fixed Annuity.

The Adjusted Certificate Value will be applied to the applicable Annuity Table contained in the Certificate based upon the Annuity Option a Certificate Owner selects. If, as of the Income Date, the current Annuity Option rates applicable to the class of Certificates issued under the Group Contract provide an initial Annuity Payment greater than the initial Annuity Payment guaranteed under the applicable Annuity Table in the Certificate, the greater payment will be made.

Fixed Annuity

The minimum dollar amount of each Fixed Annuity Payment for each $1,000 of Adjusted Certificate Value is shown in the Annuity Tables. After the initial Fixed Annuity payment, the payments will not change regardless of investment, mortality or expense experience.

Variable Annuity

Variable  Annuity  Payments  reflect  the  investment  performance  of  the
Variable Account in accordance with the allocation of the Adjusted Certificate Value to the Sub-accounts during the Annuity Period. Variable Annuity payments are not guaranteed as to dollar amount.

The dollar amount of the first Variable Annuity payment for each $1,000 of Adjusted Certificate Value is shown in the Annuity Tables. The dollar amount of Variable Annuity payments for each applicable Sub-account after the first Variable Annuity Payment is determined as follows:

       (1) the dollar amount of the first Variable Annuity payment is divided by the value of an Annuity Unit for each applicable Sub-account as of the Income Date. This sets the number of Annuity Units for each monthly payment for the applicable Sub-account. The number of Annuity Units for each applicable Sub-account remains fixed during the Annuity Period;

       (2) the fixed number of Annuity Units per payment in each Sub-account is multiplied by the Annuity Unit Value for that Sub-account for the Valuation Period for which the payment is due. This result is the dollar amount of the payment for each applicable Sub-account.

The total dollar amount of each Variable Annuity payment is the sum of all Sub-account Variable Annuity payments reduced by the applicable portion of the Certificate Maintenance Charge.

Annuity Unit

The value of any Annuity Unit for each Sub-Account of the Separate Account was initially set at $10.

The Sub-account Annuity Unit Value at the end of any subsequent Valuation Period is determined as follows:

      (1) the net investment factor calculated as set forth on pages 11-12 (but without the Distribution Charge, if any) for the current Valuation Period is multiplied by the value of the Annuity Unit for the Sub-account for the immediately preceding Valuation Period.

       (2) the result in (1) is then divided by the Assumed Investment Rate Factor which equals 1.00 plus the Valuation Period equivalent of the Assumed Investment Rate for the number of days in the current Valuation Period. The Assumed Investment Rate is equal to 6% per year.

The value of an Annuity Unit may increase or decrease from Valuation Period to Valuation Period.

Using the Tables

Tables 2, 3, 5, and 6 are age-dependent. The amount of the first annuity payment will be based on an age a specified number of years younger than the person's then-attained age (i.e., age last birthday). This age setback is as follows:

Date of First Payment         Age Setback
           1996-1999                  1 year
           2000-2009                  2 years
           2010-2019                  4 years
           2020-2029                  5 years
           2030 or later              6 years

We will calculate the amount for a payment frequency other than monthly and for any ages not shown in Tables 2, 3, 5, and 6 in accordance with the next section. Upon request, We will tell a Certificate Owner any such amount.

Basis of Calculation

Tables 1 and 4 are based on interest at 6% and 3%, respectively. Tables 2, 3, 5, and 6 are based on the 1983 Individual Annuity Valuation Tables, weighted 40% male and 60% female, with interest at 6% (Tables 2 and 3) and 3% (Tables 5 and 6), projected dynamically with Projection Scale G.

TABLE 1: FIRST MONTHLY PAYMENT PAYABLE UNDER VARIABLE OPTION A FOR EACH $1,000 APPLIED

Years    Payment    Years    Payment    Years   Payment   Years    Payment


  5      $19.17      12       $9.63      19      $7.24      25      $6.32
  6       16.42      13        9.12      20       7.04      26       6.21
  7       14.46      14        8.69      21       6.86      27       6.11
  8       13.00      15        8.31      22       6.70      28       6.02
  9       11.87      16        7.99      23       6.56      29       5.94
 10       10.97      17        7.71      24       6.43      30       5.87
 11       10.24      18        7.46


TABLE   2:  FIRST MONTHLY PAYMENT PAYABLE UNDER VARIABLE OPTION B FOR  EACH
$1,000 APPLIED

Age  Payment  Age   Payment   Age   Payment   Age   Payment   Age   Payment


30   $5.09    43    $5.40     56    $6.06     69    $7.47     82     $ 9.72
31    5.11    44     5.44     57     6.13     70     7.63     83       9.87
32    5.13    45     5.47     58     6.21     71     7.79     84      10.02
33    5.14    46     5.51     59     6.30     72     7.95     85      10.15
34    5.16    47     5.55     60     6.39     73     8.12     86      10.27
35    5.18    48     5.60     61     6.48     74     8.30     87      10.38
36    5.20    49     5.64     62     6.59     75     8.48     88      10.48
37    5.23    50     5.69     63     6.69     76     8.66     89      10.57
38    5.25    51     5.74     64     6.81     77     8.84     90      10.65
39    5.28    52     5.80     65     6.93     78     9.03     91      10.72
40    5.31    53     5.86     66     7.05     79     9.21     92      10.77
41    5.34    54     5.92     67     7.19     80     9.38     93      10.82
42    5.37    55     5.99     68     7.33     81     9.55     94      10.86
                                                              95      10.89


  TABLE 3: FIRST MONTHLY PAYMENT PAYABLE UNDER VARIABLE OPTION C FOR EACH
                              $1,000 APPLIED

                            COMBINATION OF AGES

       30   35   40   45   50   55   60   65   70   75   80   85   90   95

30 $4.97$4.99$5.00$5.02$5.04$5.05$5.06$5.07$5.08$5.09$5.09$5.09 $5.10 $5.10
35       5.01 5.04 5.07 5.09 5.11 5.13 5.15 5.16 5.17 5.18 5.18  5.19  5.19
40            5.08 5.12 5.16 5.19 5.22 5.25 5.27 5.29 5.30 5.31  5.31  5.32
45                 5.18 5.23 5.29 5.34 5.38 5.41 5.44 5.46 5.48  5.49  5.49
50                      5.32 5.40 5.47 5.54 5.60 5.64 5.68 5.70  5.72  5.72
55                           5.51 5.62 5.73 5.85 5.90 5.96 6.00  6.02  6.04
60                                5.79 5.95 6.11 6.24 6.34 6.41  6.45  6.48
65                                     6.20 6.44 6.66 6.84 6.97  7.05  7.10
70                                          6.80 7.15 7.47 7.71  7.87  7.97
75                                               7.69 8.22 8.66  8.99  9.20
80                                                    9.03 9.81 10.43 10.87
85                                                        11.02 12.11 12.98
90                                                              13.82 15.34
95                                                                    17.66


TABLE 4: MINIMUM MONTHLY PAYMENT PAYABLE UNDER FIXED OPTION A FOR EACH $1,000 APPLIED

Years   Payment   Years   Payment   Years   Payment   Years   Payment

  5     $17.91     12     $8.24      19     $5.73      25      $4.71
  6      15.14     13      7.71      20      5.51      26       4.59
  7      13.16     14      7.26      21      5.32      27       4.47
  8      11.68     15      6.87      22      5.15      28       4.37
  9      10.53     16      6.53      23      4.99      29       4.27
 10       9.61     17      6.23      24      4.84      30       4.18
 11       8.86     18      5.96


TABLE 5: MINIMUM MONTHLY PAYMENT PAYABLE UNDER FIXED OPTION B FOR EACH $1,000 APPLIED

Age  Payment  Age   Payment   Age   Payment   Age   Payment   Age   Payment


30   $3.05     43    $3.46     56    $4.24     69    $5.79     82     $8.24
31    3.07     44     3.50     57     4.32     70     5.96     83      8.41
32    3.09     45     3.55     58     4.41     71     6.13     84      8.57
33    3.12     46     3.60     59     4.51     72     6.31     85      8.72
34    3.15     47     3.65     60     4.61     73     6.50     86      8.85
35    3.18     48     3.70     61     4.71     74     6.69     87      8.97
36    3.21     49     3.76     62     4.82     75     6.88     88      9.08
37    3.24     50     3.82     63     4.94     76     7.08     89      9.18
38    3.27     51     3.88     64     5.07     77     7.28     90      9.27
39    3.31     52     3.94     65     5.20     78     7.48     91      9.34
40    3.34     53     4.01     66     5.34     79     7.68     92      9.40
41    3.38     54     4.08     67     5.48     80     7.87     93      9.46
42    3.42     55     4.16     68     5.63     81     8.06     94      9.50
                                                               95      9.53


  TABLE 6: MINIMUM MONTHLY PAYMENT PAYABLE UNDER FIXED OPTION C FOR EACH
                              $1,000 APPLIED

                            COMBINATION OF AGES

       30   35   40   45   50   55   60   65   70   75   80   85   90   95

30 $2.88$2.92$2.95$2.98$3.00$3.01$3.02$3.03$3.04$3.04$3.04$3.05 $3.05 $3.05
35       2.97 3.02 3.06 3.09 3.12 3.14 3.15 3.16 3.17 3.17 3.18  3.18  3.18
40            3.09 3.15 3.20 3.24 3.27 3.30 3.32 3.33 3.34 3.34  3.34  3.35
45                 3.24 3.31 3.38 3.44 3.48 3.51 3.53 3.54 3.55  3.56  3.56
50                      3.43 3.53 3.62 3.69 3.74 3.78 3.80 3.82  3.83  3.83
55                           3.68 3.81 3.93 4.02 4.09 4.13 4.16  4.18  4.19
60                                4.01 4.19 4.35 4.47 4.56 4.61  4.65  4.66
65                                     4.47 4.73 4.94 5.11 5.21  5.28  5.32
70                                          5.11 5.48 5.78 6.00  6.13  6.21
75                                               6.04 6.57 6.99  7.28  7.46
80                                                    7.40 8.16  8.75  9.15
85                                                         9.38 10.46 11.29
90                                                              12.18 13.68
95                                                                    16.02








                               Endorsements

                         To be inserted only by Us














Keyport
Life Insurance Company
Providence, Rhode Island











                      Group Variable Annuity Contract
                        Flexible Purchase Payments
                         Deferred Income Payments
                     Nonparticipating -- No Dividends


                                                          EXHIBIT (4o)
Keyport
Life Insurance Company

A Stock Company

This Certificate describes the benefits and provisions of the Group Contract. The Group Contract, as issued to the Group Contract Owner by Us with any riders or endorsements, alone makes up the agreement under which benefits are paid. The Group Contract may be inspected at the office of the Group Contract Owner. In consideration of any application for this Certificate and the payment of purchase payments, We agree, subject to the terms and conditions of the Group Contract, to provide the benefits described in this Certificate to the Certificate Owner.

If this Certificate is In Force on the Income Date, We will begin making income payments to the Annuitant. We will make such payments according to the terms of the Certificate and Group Contract.

RIGHT TO EXAMINE CERTIFICATE: You may return this Certificate to Us or the agent through whom You purchased it within 10 days after You receive it. If so returned, We will treat the Certificate as though it were never issued. Upon receipt We will promptly refund the Certificate Value as of the date the returned Certificate is received by Us plus any charges We may have previously deducted.

                     Read This Certificate Carefully.


                 Read This Contract Carefully.

Signed:   ________________________      ________________________
               Secretary                     President


                       Variable Annuity Certificate
                        Flexible Purchase Payments
                         Deferred Income Payments
                     Nonparticipating -- No Dividends

ANNUITY PAYMENTS AND OTHER VALUES, WHEN BASED ON THE INVESTMENT EXPERIENCE OF A SEPARATE ACCOUNT, ARE VARIABLE AND ARE NOT GUARANTEED AS TO DOLLAR AMOUNT. THIS IS EXPLAINED FURTHER ON PAGES 11 AND 18.

                             Table of Contents

                                                                       Page

Right to Examine Certificate............................................1
Definitions.............................................................2
Certificate Schedule....................................................3
General Provisions......................................................5
Variable Account Provisions............................................10
Transfers..............................................................13
Partial Withdrawals and Total Surrender................................14
Death Provisions.......................................................15
Annuity Provisions.....................................................16
Endorsements (if any) are before page................................. 22

                                Definitions

Accumulation  Period:   The period prior to the Income  Date  during  which
Purchase Payments may be made by a Certificate Owner.

Accumulation Unit: An accounting unit used to calculate a Certificate Owner's interest in a Sub-account of the Variable Account during the Accumulation Period.

Adjusted Certificate Value: The Certificate Value less any applicable taxes relating to a Certificate and Certificate Maintenance Charge. This amount is applied to the applicable Annuity Tables to determine Annuity Payments.

Annuitant:   The natural person on whose life Annuity Payments  are  based, and to whom any Annuity Payments will be made starting on the Income Date.

Annuity Options:  Options available for Annuity Payments.

Annuity Payments: The series of payments made to the Annuitant, starting on the Income Date, under the Annuity Option selected.

Annuity  Period:   The  period after the Income Date during  which  Annuity
Payments are made.

Annuity  Unit:   An  accounting  unit used to  calculate  Variable  Annuity
Payments during the Annuity Period.

Beneficiary: The person(s) or entity(ies) who controls the Certificate if any Certificate Owner dies before the Income Date.

                     (Definitions continue on page 4)

                      KEYPORT LIFE INSURANCE COMPANY
                     125 High Street, Boston, MA 02110

                           Certificate Schedule

GROUP CONTRACT OWNER                Keyport Insurance Trust
GROUP CONTRACT NUMBER               [DVA002]
CERTIFICATE NUMBER                  [123455]
CERTIFICATE OWNER                   [John Q. Public, male, 1/1/40]
JOINT CERTIFICATE OWNER             [Jane Q. Public, female, 2/29/40]
ANNUITANT                           [Thomas Doe, male, 11/22/40]
COVERED PERSONS                     [John Q. Public], [Jane Q. Public],
                                    [Thomas Doe]
ISSUE STATE                         [Rhode Island]
IRS PLAN TYPE                       [Non-Qualified]
CERTIFICATE DATE                    [November 1, 1995]
INCOME DATE                         [November 1, 2010]
INITIAL PURCHASE PAYMENT            [$25,000]
MINIMUM INITIAL PAYMENT             $25,000
MINIMUM ADDITIONAL PAYMENT          $250 ($50 for EFT payment)


Charges

Distribution Charge: None.

Administrative Charge: We deduct 0.000411% of the assets in each Variable Account Sub-Account on a daily basis (equivalent to an annual rate of 0.15%) to compensate Us for a portion of Our administrative costs.

Mortality and Expense Risk Charge: We deduct 0.003403% of the assets in each Variable Account Sub-account on a daily basis (equivalent to an annual rate of 1.25%) for Our mortality and expense risks.

Certificate Maintenance Charge: We charge $36 to cover a portion of Our ongoing Certificate maintenance expenses. The charge is incurred at the beginning of the Certificate Year and is deducted on each Certificate Anniversary and at the time of total surrender.

Transfer Charge: Currently none, however, We reserve the right to charge $25 for a transfer if You make more than 12 transfers per Certificate Year.

Surrender Charge:  None

Initial Purchase Payment Allocation

Currently,  Certificate  Owners can select 21 Sub-accounts  and  the  Fixed
Account. We reserve the right to increase or decrease the number of available Sub-accounts. The minimum You may allocate to any Sub-account or the Fixed Account is 5% of any Purchase Payment. Your initial Purchase Payment has been invested as follows:


    [AIM Capital Appreciation                    x%
     AIM Growth                                  x%
     AIM International                           x%
     Alliance Global Bond                        x%
     Alliance Growth and Income                  x%
     Alliance Premier Growth                     x%
     Alliance Real Estate                        x%
     Colonial Growth and Income                  x%
     Colonial High Yield Securities              x%
     Colonial Small Cap Value                    x%
     Colonial Strategic Income                   x%
     Colonial U.S. Stock                         x%
     Liberty All-Star                            x%
     MFS Bond                                    x%
     MFS Emerging Growth                         x%
     MFS Research                                x%
    Stein Roe Balanced                           x%
     Stein Roe Global Utilities                  x%
     Stein Roe Growth Stock                      x%
     Stein Roe Money Market                      x%
     Stein Roe Special Venture                   x%

    Fixed Account                                x%]

Transfer Guidelines

Number of Transfers and Transfer Charge: Currently, Certificate Owners are permitted unlimited transfers per Certificate Year during the Accumulation Period and unlimited transfers during the Annuity Period. We reserve the right to change, upon notice, the frequency of transfers You can make. We also reserve the right to impose a charge for any transfer in excess of 12 per Certificate Year. The transfer charge is shown in the Charges section of the Schedule.

Minimum amount to be transferred: None.

Minimum amount which must remain in a Sub-account after transfer: None.

Partial Withdrawals

You may make partial withdrawals during the Accumulation Period without incurring a surrender charge, as follows:

     (1) In any Certificate Year You may withdraw an aggregate amount not to exceed, at the time of withdrawal:

          (a)  the Certificate Value, less
          (b) the portion of Your Purchase Payments not previously withdrawn; and

     (2) In any Certificate Year after the first, You may also withdraw the positive difference, if any, between the amount withdrawn pursuant to (1) above in any such subsequent year and 10% of Your Certificate Value as of the preceding Certificate Anniversary.

We will collect the surrender charge shown on the Schedule with respect to partial withdrawals in excess of the amounts described in (1) and (2) above.

Minimum withdrawal amount: $300, unless the withdrawal is made pursuant to Our systematic withdrawal program, in which case the minimum withdrawal is $100.

Minimum  Certificate  Value which must remain after a  partial  withdrawal:
$2,500.

Death Benefits

Adjustment of Certificate Value
When We receive due proof of death of the Certificate Owner, or the Annuitant if the Certificate Owner is a non-natural Person, We will compare, as of the date of death, the Certificate Value to the Death Benefit amount defined in this Schedule. If the Certificate Value is less than the Death Benefit, We will increase the current Certificate Value by the amount of the difference. Any amount credited will be allocated to the Variable Account and/or the Fixed Account based on the Purchase Payment allocation selection that is in effect when We receive due proof of death.

Death Benefit Amount

Certificate Anniversary Death Benefit
On the Certificate Date, the Death Benefit is the initial Purchase Payment. On subsequent Valuation Dates, the Death Benefit is calculated as follows:

     (1)    (a)    Start with the Death Benefit from the Certificate
                    Date;
            (b)     Add to (a) any additional Purchase Payments paid since
                    the Certificate Date and subtract from (a) any partial
                    withdrawals (including any associated surrender charge
                    incurred) made since the Certificate Date;
     (2)    (a)     Determine the Certificate Value for each Certificate
                    Anniversary (the "Anniversary Value") before the 81st birthday of the Certificate Owner or, if the Certificate Owner is a non-natural Person, the Annuitant;
            (b)     Increase each "Anniversary Value" by any Purchase
                    Payments made after that Value's Anniversary;
            (c)     Decrease each "Anniversary Value" by the following
                    amount calculated at the time of each partial withdrawal made after that Value's Anniversary: (i) the partial withdrawal amount (including any associated surrender charge incurred) divided by the Certificate
                    Value immediately preceding the withdrawal, (ii) multiplied by the "Anniversary Value" immediately preceding the withdrawal;
            (d)     Select the highest "Anniversary Value" after the
                    adjustments in (b) and (c) above;
     (3)     Set the Death Benefit equal to the greater of (1) and (2).

If there is a change of Certificate Owner, the new Certificate Owner's age will be used to determine the amount in (2) above.

The Variable Separate Account

Sub-accounts investing in shares of mutual funds

Variable Account A is a unit investment trust variable separate account, organized in and governed by the laws of the State of Rhode Island, Our state of domicile. Variable Account A is divided into Sub-accounts. Each Sub-account listed below invests in shares of the corresponding Portfolio of the Eligible Fund shown.

Eligible Funds of AIM Insurance
Funds and Variable Account
Sub-Accounts                            Investment Objective

AIM Capital Appreciation                Capital appreciation through
(AIM Capital Appreciation               investments in common stocks,
 Sub-Account)                           with emphasis on medium-sized
                                        and smaller emerging growth
                                        companies.

AIM Growth                              Growth of capital through
(AIM Growth Sub-Account)                investments primarily in
                                        common stocks of leading U.S.
                                        companies considered by AIM
                                        to have strong earnings
                                        momentum.

AIM International Equity                Long-term growth of capital
(AIM International Equity               by investing in international
 Sub-Account)                           equity securities, the issuers
                                        of which are considered by AIM
                                        to have strong earnings
                                        momentum.

Eligible Funds of Alliance Series
Fund and Variable Account
Sub-Accounts                            Investment Objective

Alliance Global Bond                    A high level of return from a
(Alliance Global Bond                   combination of current income and
 Sub-Account)                           capital appreciation by investing
                                        in a globally diversified portfolio
                                        of high quality debt securities
                                        denominated in the U.S. Dollar and
                                        a range of foreign currencies.

Alliance Growth and Income              Balance the objectives of
(Alliance Growth and Income             reasonable current income and
 Sub-Account)                           reasonable opportunities for
                                        appreciation through investments
                                        primarily in dividend-paying
                                        common stocks of good quality.

Alliance Premier Growth                 Growth of capital rather than
(Alliance Premier Growth                current income.
 Sub-Account)

Alliance Real Estate                    Total return on its assets through
(Alliance Real Estate Sub-              long-term growth of capital and
 Account)                               income principally through
                                        investing in a portfolio of equity
                                        securities of issuers that are
                                        primarily engaged in or related to
                                        the real estate industry.

Eligible Funds of Liberty Trust
and Variable Account
Sub-Accounts                            Investment Objective

Colonial Growth and Income              Primarily income and long-term
(Colonial Growth and Income             capital growth and, secondarily,
Sub- Account)(formerly named            preservation of capital.
Colonial-Keyport Growth and
Income Fund)

Colonial High Yield Securities          High current income and total
(Colonial High Yield Securities         return by investing primarily
 Sub-Account)                           in lower rated corporate debt
                                        securities.

Colonial Small Cap Value                Long-term growth by investing
(Colonial Small Cap Value               in smaller capitalization
 Sub-Account)                           equity securities.

Colonial Strategic Income               A high level of current income, as
(Colonial Strategic Income              is consistent with prudent risk and
Sub-Account)(formerly named             maximizing total return, by
Colonial-Keyport Strategic              diversifying investments primarily
Income Fund)                            in U.S. and foreign government and
                                        high yield, high risk corporate
                                        debt securities.

Colonial U.S. Stock                     Long-term capital growth by
(Colonial U.S. Stock Sub-Account)       investing primarily in large
(formerly named Colonial-Keyport        capitalization equity securities.
U.S. Stock Fund)

Liberty All-Star Equity                 Total investment return, comprised
(Liberty All-Star Equity Sub-Account)   of long-term capital appreciation
                                        and current income, through
                                        investment primarily in a
                                        diversified portfolio of equity
                                        securities.

Stein Roe Global Utilities              Current income and long-term growth
(Stein Roe Global Utilities             of capital and income.
Sub-Account)(formerly named
Colonial-Keyport Utilities Fund)

Eligible Funds of MFS Trust
and Variable Account
Sub-Accounts                            Investment Objective

MFS Bond                                High level of current income
(MFS Bond Sub-Account)                  as is believed consistent
                                        with prudent investment risk
                                        and secondarily to protect
                                        shareholders' capital.

MFS Emerging Growth                     Long-term growth of capital.
(MFS Emerging Growth Sub-Account)

MFS Research                            Long-term growth of capital and
(MFS Research Sub-Account)              future income.

Eligible Funds of SteinRoe Trust
and Variable Account
Sub-Accounts                            Investment Objective

Stein Roe Balanced                      High total investment return
(Stein Roe Balanced                     through investment in a changing
Sub-Account) (formerly named SteinRoe   mix of securities.
Managed Assets Fund)

Stein Roe Growth Stock                  Long-term growth of capital through
(Stein Roe Growth Stock                 investment primarily in common
Sub-Account)(formerly named SteinRoe    stocks.
Managed Growth Stock Fund)

Stein Roe Money Market                  High current income from short-term
(Stein Roe Money Market                 money market instruments while
Sub-Account)(formerly named SteinRoe    emphasizing preservation of capital
Cash Income Fund)                       and maintaining excellent
                                        liquidity.

Stein Roe Special Venture               Capital growth by investing
(Stein Roe Special Venture              primarily in common stocks,
Sub-Account)(formerly named SteinRoe    convertible securities, and other
Capital Appreciation Fund)              securities selected for prospective
                                        capital growth.

Sub-accounts investing directly in securities - None.

The Fixed Account

The Fixed Account is part of Our General Account, which consists of all of Our assets except the assets of the Variable Account and the assets of other separate accounts that We maintain. Subject to applicable law, We have sole discretion over investments of the assets of the Fixed Account. If You allocate assets to the Fixed Account, Your accumulation values and annuity payments will have guaranteed minimums.

Before the Income Date, Your interest in the Fixed Account is measured by the Fixed Account Value. When annuity payments begin, the payee's interest in the Fixed Account is measured by the amount of each periodic payment.

Benefits from the Fixed Account will not be less than the minimum values required by any law of the jurisdiction where the Certificate is delivered.

Purchase Payments will be allocated to the Fixed Account in accordance with Your selection at the Certificate Date. You may change such selection by Written Request.

The Fixed Account Value at any time is equal to:

       (1) all Purchase Payments allocated to the Fixed Account plus the interest subsequently credited on those payments; plus
       (2) any Variable Account value transferred to the Fixed Account plus the interest subsequently credited on the transferred value; less
       (3)     any prior partial withdrawals from the Fixed Account; less
       (4)     any Fixed Account Value transferred to the Variable Account.

We will credit interest to Purchase Payments allocated to the Fixed Account at rates declared by Us for Guarantee Periods of one or more years from the month and day of allocation. The minimum Guaranteed Interest Rate is 3% per year.


                          Definitions (continued)

Certificate:   The  document issued to a Certificate Owner  to  evidence  a
Certificate   Owner's   participation  under  the  Group   Contract.    The
Certificate summarizes the benefits and provisions of the Group Contract.

Certificate Anniversary:  An anniversary of the Certificate Date.

Certificate Date: The date a Certificate is issued to a Certificate Owner. The Certificate Date is shown on the Certificate Schedule.

Certificate  Owner:   The  person who owns a Certificate  under  the  Group
Contract. Any Joint Certificate Owners and the Certificate Owner own the Certificate equally with rights of survivorship.

Certificate Value: The sum of the Certificate Owner's interest in the Sub-accounts of the Variable Account and the Fixed Account during the Accumulation Period.

Certificate Year: The first Certificate Year is the annual period which begins on the Certificate Date. Subsequent Certificate Years begin on each Certificate Anniversary.

Eligible Fund:  An investment entity shown on the Certificate Schedule.

Fixed Account: The account We establish to support Fixed Allocations.   The
Certificate Schedule shows whether the Fixed Account is available under the Certificate.

Fixed Account Value: The value of all Fixed Account amounts accumulated under this Certificate prior to the Income Date.

Fixed  Allocation:   An  amount allocated to  the  Fixed  Account  that  is
credited with a Guaranteed Interest Rate for a specified Guarantee Period.

Fixed  Annuity:   An  annuity with a series of  payments  made  during  the
Annuity Period which are guaranteed as to dollar amount by  Us.

General Account: Our general investment account which contains all of Our assets except those in the Variable Account and Our other separate accounts.

Group Contract Owner: The person or entity to which the Group Contract is issued.

Guaranteed Interest Rate: The effective annual interest rate which We will credit for a specified Guarantee Period.

Guarantee Period: The period of year(s) a rate of interest is guaranteed to be credited within the Fixed Account.

Income Date: The date on which Annuity Payments begin. The Income Date is shown on the Certificate Schedule.

In Force: The status of a Certificate before the Income Date so long as it has not been totally surrendered and there has not been a death of a Certificate Owner or Joint Certificate Owner that will cause the Certificate to end within five years of the date of death.

Office:  Our executive office shown on the Certificate Schedule.

Person: A human being, trust, corporation, or any other legally recognized entity.

Portfolio:   A series of an Eligible Fund which constitutes a separate  and distinct class of shares.

Purchase  Payment:   A payment made by or on behalf of a Certificate  Owner
with respect to a Certificate.

Sub-account:   Variable  Account  assets  are  divided  into  Sub-accounts.
Assets of each Sub-account will be invested in shares of a Portfolio of an Eligible Fund, or directly in portfolio securities.

Valuation Date: Each day on which We and the New York Stock Exchange ("NYSE") are open for business, or any other day that the Securities and Exchange Commission requires that mutual funds, unit investment trusts or other investment portfolios be valued.

Valuation Period: The period of time beginning at the close of business of the NYSE on each Valuation Date and ending at the close of business on the next succeeding Valuation Date.

Variable  Account:   Our  Variable  Account(s)  shown  on  the  Certificate
Schedule.

Variable Annuity: An annuity with payments which vary as to dollar amount in relation to the investment performance of specified Sub-accounts of the Variable Account.

We, Us, Our:  Keyport Life Insurance Company.

Written Request: A request in writing, in a form satisfactory to Us, and received by Us at Our Office.

You, Your:  The Certificate Owner and any Joint Certificate Owners.


                            General Provisions

Purchase Payments

The initial Purchase Payment is due on the Certificate Date. It must be paid at Our Office in United States currency. Coverage under a Certificate does not take effect until We have accepted the initial Purchase Payment during Your lifetime. Each Purchase Payment after the Certificate Date must be at least the amount shown on the Certificate Schedule. Provided the Certificate Value under a Certificate does not go to zero, a Certificate will stay in force until the Income Date even if You make no payments after the initial one. We reserve the right to reject any subsequent Purchase Payment.

Allocation of Purchase Payments

Your initial Purchase Payment is allocated to the Sub-accounts of the Variable Account, and to the Fixed Account if available, in accordance with the selections made by You at the Certificate Date. Unless otherwise changed by You, subsequent Purchase Payments are allocated in the same manner as the initial Purchase Payment. Allocation of Purchase Payments is subject to the terms and conditions imposed by Us. We reserve the right to allocate initial Purchase Payments to the Money Market Sub-account until the expiration of the Right to Examine Certificate period set forth on the first page of the Certificate.

The Contract

The Group Contract, including the application, if any, and any attached rider or endorsement constitute the entire contract between the Group Contract Owner and Us. All statements made by the Group Contract Owner, any Certificate Owner or any Annuitant will be deemed representations and not warranties. No such statement will be used in any contest unless it is contained in the application signed by the Group Contract Owner or in a written instrument signed by the Certificate Owner, a copy of which has been furnished to the Certificate Owner, the Beneficiary or to the Group Contract Owner.

Only Our President or Secretary may agree to change any of the terms of the Group Contract. Any changes must be in writing. Any change to the terms of a Certificate must be in writing and with Your consent, unless provided otherwise by the Group Contract and the Certificate.

To assure that the Group Contract and the Certificate will maintain their status as a variable annuity under the Internal Revenue Code, We reserve the right to change the Group Contract and any Certificate issued thereunder to comply with future changes in the Internal Revenue Code, any regulations or rulings issued thereunder, and any requirements otherwise imposed by the Internal Revenue Service. The Group Contract Owner and the affected Certificate Owner will be sent a copy of any such amendment.

We reserve the right, subject to compliance with the law as currently applicable or subsequently changed, to: (a) operate the Variable Account in any form permitted under the Investment Company Act of 1940, as amended, (the "1940 Act"), or in any other form permitted by law; (b) take any action necessary to comply with or obtain and continue any exemptions from the 1940 Act, or to comply with any other applicable law; (c) transfer any assets in any Sub-account to another Sub-account, or to one or more separate investment accounts, or the General Account; or to add, combine or remove Sub-accounts in the Variable Account; and (d) change the way We assess charges, so long as We do not increase the aggregate amount beyond that currently charged to the Variable Account and the Eligible Funds in connection with this Certificate. If the shares of any of the Eligible Funds should become unavailable for investment by the Variable Account or if in Our judgment further investment in such Portfolio shares should become inappropriate in view of the purpose of the Certificate, We may add or substitute shares of another mutual fund for the Portfolio shares already purchased under the Certificate. No substitution of Portfolio shares in any Sub-account may take place without prior approval of the Securities and Exchange Commission and notice to the affected Certificate Owners, to the extent required by the 1940 Act.

Certificate Owner

You are the Certificate Owner of this Certificate. You have all rights and may receive all benefits under a Certificate. A Certificate Owner is the person designated as such on the Certificate Date, unless changed. You may exercise all rights of this Certificate while it is In Force, subject to the rights of (a) any assignee under an assignment filed with Us, and (b) any irrevocably named Beneficiary.

Joint Certificate Owner

A Certificate can be owned by Joint Certificate Owners. Upon the death of any Certificate Owner or Joint Certificate Owner, the surviving owner(s) will be the primary Beneficiary(ies). Any other beneficiary designation will be treated as a Contingent Beneficiary unless otherwise indicated in a Written Request filed with Us.

Annuitant

The Annuitant is the person on whose life Annuity Payments are based. The Annuitant is the person designated by You at the Certificate Date, unless changed prior to the Income Date. Any change of Annuitant is subject to Our underwriting rules then in effect. The Annuitant may not be changed in a Certificate which is owned by a non-natural person. You may name a Contingent Annuitant. The Contingent Annuitant becomes the Annuitant if the Annuitant dies while this Certificate is In Force. If the Annuitant dies and no Contingent Annuitant has been named, We will allow You sixty days to designate someone other than Yourself as Annuitant. You will be the Contingent Annuitant unless You name someone else. If the Certificate is owned by a non-natural person, the death of the Annuitant will be treated as the death of the Certificate Owner and a new Annuitant may not be designated.

Beneficiary

The Beneficiary is the person who controls the Certificate if any Certificate Owner dies prior to the Income Date. If the Certificate is owned by Joint Certificate Owners, upon the death of any Certificate Owner or Joint Certificate Owner, the surviving owner(s) will become the primary Beneficiary. Any other beneficiary designation will be treated as a Contingent Beneficiary unless otherwise indicated in a Written Request filed with Us. If You name more than one Person as Primary Beneficiary or as Contingent Beneficiary, and do not state otherwise on an application or in a Written Request to Us, any non-survivors will not receive a benefit. The survivors will receive equal shares. Subject to the rights of any irrevocable Beneficiary(ies), You may change primary or contingent Beneficiary(ies). A change must be made by Written Request and will be effective as of the date the Written Request is signed. We will not be liable for any payment We make or action We take before We receive the Written Request.

Group Contract Owner

The Group Contract Owner has title to the Group Contract. The Group Contract and any amount accumulated under any Certificate are not subject to the claims of the Group Contract Owner or any of its creditors. The Group Contract Owner may transfer ownership of this Group Contract. Any transfer of ownership terminates the interest of any existing Group Contract Owner. It does not change the rights of any Certificate Owner.

Change of Certificate Owner, Beneficiary or Contingent Annuitant

While this Certificate is In Force, You may by Written Request change the primary Certificate Owner, Joint Certificate Owner, primary Beneficiary, Contingent Beneficiary, Contingent Annuitant, or in certain instances, the Annuitant. An irrevocably named Person may be changed only with the written consent of such Person. The change will be effective, following Our receipt of the Written Request, as of the date the Written Request is signed. The change will not affect any payments We make or actions We take prior to the time We receive the Written Request.

Assignment of the Certificate

You may assign this Certificate at any time while it is In Force. The assignment must be in writing and a copy must be filed at Our Office. Your rights and those of any revocably named Person will be subject to the assignment. An assignment will not affect any payments We make or actions We take before We receive the assignment. We are not responsible for the validity of any assignment.

Misstatement of Age or Sex

If the age or sex of the Annuitant or any payee has been misstated, We will compute the amount payable based on the correct age and sex. If Annuity Payments have begun, any underpayment(s) that have been made will be paid in full with the next Annuity Payment. Any overpayment, unless repaid to Us in one sum, will be deducted from future Annuity Payments otherwise due until We are repaid in full.

Non-Participating

This Certificate does not participate in Our divisible surplus.

Evidence of Death, Age, Sex or Survival

If a Certificate provision relates to the death of a natural Person, We will require proof of death before We will act under that provision. Proof of death shall be: (a) a certified death certificate; or (b) a certified decree of a court of competent jurisdiction as to the finding of death; or
(c)  a written statement by a medical doctor who attended the deceased;  or
(d) any other document constituting due proof of death under applicable state law. If Our action under a Certificate provision is based on the age, sex, or survival of any Person, We may require evidence of the particular fact before We act under that provision.

Protection of Proceeds

No Beneficiary or payee may commute or assign any payments under a Certificate before they are due. To the extent permitted by law, no payments shall be subject to the debts of any Beneficiary or payee or to any judicial process for payment of those debts.

Reports

We will send Certificate Owners a report that shows the Certificate Value at least once each Certificate Year. We will send any other reports that may be required by law.

Taxes

Any taxes paid to any governmental entity relating to a Certificate will be deducted from the Purchase Payments or Certificate Value. We may, in Our sole discretion, delay the deduction until a later date. By not deducting tax payments at the time of Our payment, We do not waive any right We may have to deduct amounts at a later date. We will, in Our sole discretion, determine when taxes relate to a Certificate or to the operation of the Variable Account. We reserve the right to establish a provision for federal income taxes if We determine, in Our sole discretion, that We will incur a tax as a result of the operation of the Variable Account. Such a provision will be reflected in the Accumulation and Annuity Unit Values. We will deduct for any income taxes incurred by Us as a result of the operation of the Variable Account whether or not there was a provision for taxes and whether or not it was sufficient. We will deduct from any payment under this Certificate any withholding taxes required by applicable law.

Regulatory Requirements

All values payable under a Certificate will not be less than the minimum benefits required by the laws and regulations of the states in which the Certificate is delivered.

Suspension or Deferral of Payments

We reserve the right to suspend or postpone payments for a withdrawal, transfer, surrender or death benefit for any period when:

    (1) the New York Stock Exchange is closed (other than customary weekend and holiday closings); or

    (2)    trading on the New York Stock Exchange is restricted;  or

    (3) an emergency exists as a result of which valuation or disposal of the assets and securities of the Variable Account is not reasonably practicable; or

    (4) the Securities and Exchange Commission, by order or pronouncement, so permits for the protection of Contract Owners;

provided  that  applicable  rules and regulations  of  the  Securities  and
Exchange Commission govern as to whether the conditions described in (2) and (3) above exist.

We reserve the right to delay payment of amounts allocated to the Fixed Account for up to six months.

                        Variable Account Provisions

The Variable Account

The  Variable  Account(s)  is designated on the  Certificate  Schedule  and consists of assets set aside by Us, which are kept separate from Our general assets and all other variable account assets We maintain. We own the assets of the Variable Account. Variable Account assets equal to reserves and other contract liabilities will not be chargeable with liabilities arising out of any other business We may conduct. We may transfer to Our General Account assets which exceed the reserves and other liabilities of the Variable Account. Income and realized and unrealized gains or losses from assets in the Variable Account are credited to or charged against the account without regard to other income, gains or losses in Our other investment accounts.

The Variable Account assets are divided into Sub-accounts. The Sub-accounts which are available under the Certificate are shown on the Certificate Schedule. The assets of the Sub-accounts of the unit investment trust variable separate account are allocated to the Eligible Fund(s) and the Portfolio(s), if applicable, within an Eligible Fund shown on the Certificate Schedule. The assets of the Sub-accounts of the investment company variable separate account, if applicable, are invested in portfolios of securities designed to meet the objectives of the Sub-Account shown on the Certificate Schedule. We may, from time to time, add additional Sub-accounts, Eligible Funds or Portfolios to those shown on the Certificate Schedule. You may be permitted to transfer Certificate Values or allocate Purchase Payments to the additional Sub-Accounts, Eligible Funds or Portfolios. However, the right to make such transfers or allocations will be limited by the terms and conditions imposed by Us.

We also have the right to eliminate Sub-accounts from the Variable Account, to combine two or more Sub-accounts or to substitute a new Portfolio for the Portfolio in which a Sub-account invests. A substitution may become necessary if, in Our discretion, a Portfolio or Sub-account no longer suits the purposes of the Group Contract. This may happen: due to a change in laws or regulations or a change in a Portfolio's investment objectives or restrictions; because the Portfolio or Sub-account is no longer available for investment; or for some other reason. We will obtain any prior approvals that may be required from the insurance department of Our state of domicile, and from the SEC or any other governmental entity before making such a substitution.

When permitted by law, We reserve the right to:

    (1)    Deregister a Variable Account under the 1940 Act;
    (2) Operate a Variable Account as a management company under the 1940 Act, if it is operating as a unit investment trust;
    (3) Operate a Variable Account as a unit investment trust under the 1940 Act, if it is operating as a management company;
    (4)    Restrict or eliminate any voting rights as to the account;
    (5)    Combine the Variable Account with any other variable account.

Valuation of Assets

The assets of the Variable Account are valued at their fair market value in accordance with Our procedures.

Accumulation Units

Your Variable Account value will fluctuate in accordance with the investment results of the Sub-accounts to which You have allocated Your Purchase Payments or Certificate Value. In order to determine how these fluctuations affect Your Certificate Value, We use an Accumulation Unit value. Accumulation Units are used to account for all amounts allocated to or withdrawn from the Sub-accounts of the Variable Account as a result of Purchase Payments, partial withdrawals, transfers, or charges deducted from the Certificate Value. We determine the number of Accumulation Units of a Sub-account purchased or cancelled by dividing the amount allocated to, or withdrawn from, the Sub-account by the dollar value of one Accumulation Unit of the Sub-account as of the end of the Valuation Period during which We receive the request for the transaction.

Accumulation Unit Value

The Accumulation Unit Value for each Sub-account was initially set at $10. Subsequent Accumulation Unit Values for each Sub-account are determined by multiplying the Accumulation Unit Value for the immediately preceding Valuation Period by a net investment factor for the Sub-account for the current period. This factor may be greater or less than 1.0; therefore, the Accumulation Unit Value may increase or decrease from Valuation Period to Valuation Period.

We calculate the net investment factor for each Sub-account investing in shares of mutual funds by dividing (a) by (b) and then subtracting (c) where:

    (a) is equal to:
        (i) the net asset value per share of the Portfolio in which the Sub-account invests at the end of the Valuation Period; plus
        (ii) any dividend per share declared for the Portfolio that has an ex-dividend date within the current Valuation Period.

    (b) is the net asset value per share of the Portfolio at the end of the preceding Valuation Period.

    (c) is equal to:
        (i) the sum of each Valuation Period equivalent of the annual rate for the Mortality and Expense Risk Charge, for the Administrative Charge, and for the Distribution Charge, if any, which are shown on the Certificate Schedule; plus
        (ii) a charge factor, if any, for any tax provision established by Us a result of the operation of the Sub-account.

We calculate the net investment factor for each Sub-account investing directly in securities with the same formula, except:

    (a)   is equal to:
          (i) the value of the assets in the Sub-account at the end of the preceding Valuation Period; plus
          (ii) any investment income and capital gains, realized or unrealized, credited to the assets during the current Valuation Period; less
          (iii) any capital losses, realized or unrealized, charged against the assets during the current Valuation Period; less
          (iv) all operating and investment expenses relating to the assets that are incurred during the current Valuation Period.

    (b) is the value of the assets in the Sub-account at the end of the preceding Valuation Period.

Mortality and Expense Risk Charge

Each Valuation Period We deduct a Mortality and Expense Risk Charge from each Sub-account of the Variable Account which is equal, on an annual basis, to the amount shown on the Certificate Schedule. The Mortality and Expense Risk Charge compensates Us for assuming the mortality and expense risks with respect to the Certificates We issue. We guarantee the dollar amount of each Annuity Payment after the first Annuity Payment will not be affected by variations in mortality or expense experience.

Administrative Charge

Each Valuation Period We deduct an Administrative Charge from the Variable Account which is equal, on an annual basis, to the amount shown on the Certificate Schedule. The Administrative Charge compensates Us for the costs associated with administration of the Variable Account and the Certificates We issue.

Distribution Charge

Each Valuation Period We deduct a Distribution Charge from the Variable Account which is equal, on an annual basis, to the amount shown on the Certificate Schedule. The Distribution Charge compensates Us for the costs associated with the distribution of the Certificates We issue.

Certificate Maintenance Charge

We deduct a Certificate Maintenance Charge from the Certificate Value by cancelling Accumulation Units from each applicable Sub-account to reimburse Us for expenses relating to the maintenance of the Certificate. We will deduct the Certificate Maintenance Charge from the Sub-accounts of the Variable Account in the same proportion that the amount of Certificate Value in each Sub-account bears to the Certificate Value. The Certificate Maintenance Charge is shown on the Certificate Schedule. The Certificate Maintenance Charge will be deducted from the Certificate Value on each Certificate Anniversary during the Accumulation Period.

If a total surrender is made on a date other than a Certificate Anniversary, the Certificate Maintenance Charge will be deducted at the time of surrender.

During the Annuity Period, the Certificate Maintenance Charge will be deducted on a pro-rata basis from each Annuity Payment.

                                 Transfers

Subject to any limitation We impose on the number of transfers permitted in a Certificate Year, You may transfer all or part of Your Certificate Value among the Sub-accounts and the Fixed Account, if any, by Written Request or by telephone without the imposition of any fees or charges. Transfers among the Sub-accounts and the Fixed Account are permitted only during the Accumulation Period. The number of permitted transfers, and the charge for transfers in excess of that number, are shown on the Certificate Schedule. All transfers are subject to the following:

     (1) If more than the number of free transfers, shown on the Certificate Schedule, are made in a Certificate Year, We will deduct a transfer charge, shown on the Certificate Schedule, for each subsequent transfer. The transfer fee will be deducted from the Sub-account from which the transfer is made. However, if You transfer Your entire interest in a Sub-account, the transfer fee will be deducted from the amount transferred. If You make a transfer from more than one Sub-account, any transfer fee will be allocated pro-rata among such Sub-accounts in proportion to the amount transferred from each.

     (2) During the Annuity Period, transfers of values between Sub-accounts will be made by converting the number of Annuity Units being transferred to the number of Annuity Units in the Sub-account to which a transfer is made, so that the next Annuity Payment, if it were made at that time, would be the same amount that it would have been without the transfer. Thereafter, Annuity Payments will reflect changes in the value of the new Annuity Units.

     (3)     The  minimum amount which can be transferred is shown  on  the
Certificate  Schedule.   The minimum amount which must  remain  in  a  Sub-
account after a transfer is shown on the Certificate Schedule.

     (4) If 100% of the value of any Sub-account is transferred and the current allocation for Purchase Payments includes that Sub-account, the allocation for future Purchase Payments will change to reflect Your allocation of Certificate Value following the transfer.

     (5) We reserve the right, at any time and without prior notice to any party, to terminate, suspend or modify the transfer privileges described above.

We will not be liable for transfers made in accordance with Your instructions. All amounts and Accumulation Units will be determined as of the end of the Valuation Period in which We receive the request for transfer.

                  Partial Withdrawals and Total Surrender

Partial Withdrawals

During the Accumulation Period while the Certificate is In Force, You may, upon Written Request, make a partial withdrawal, subject to the provisions and limitations shown on the Certificate Schedule. For purposes of determining whether a surrender charge is applicable to Your partial withdrawal:

    (1) Your partial withdrawal will first be taken from the portion of Your Certificate Value which is in excess of Your Purchase Payments, and then from Your Purchase Payments; and

    (2) We will allocate partial withdrawals to Purchase Payments in the order in which the Purchase Payments were made, starting with the first.

A withdrawal will result in the cancellation of Accumulation Units from each applicable Sub-account in the ratio that Your interest in the Sub-
account bears to Your Certificate Value in all the Sub-accounts. You must specify by Written Request in advance if You want Accumulation Units to be cancelled in a manner other than the method described above. If there is no value or insufficient value in the Variable Account, then the amount withdrawn, or the insufficient portion, will be deducted from the Fixed Account. If You have multiple Guarantee Periods, We will deduct such amount from each Guarantee Period's values in the ratio that each Period's values bears to the total Fixed Account Value. You must specify by Written Request in advance if You want multiple Guarantee Periods to be reduced in a manner other than the method described above.

Each partial withdrawal must be for an amount not less than the amount shown on the Certificate Schedule. The Certificate Value which must remain in a Certificate is shown on the Certificate Schedule. The Certificate Schedule also shows any charge.

Total Surrender

During the Accumulation Period while the Certificate is In Force, You may, upon Written Request, make a total surrender of the Certificate Withdrawal Value. The Certificate Withdrawal Value is:

    (1) the Certificate Value as of the end of the Valuation Period during which We receive a Written Request for a withdrawal or surrender; less

    (2)    any applicable taxes not previously deducted; less

    (3)    any Surrender Charge; less

    (4)    any Certificate Maintenance Charge.

We will pay the amount of any withdrawal or surrender within seven days unless the Suspension or Deferral of Payments Provision is in effect.

                             Death Provisions

Death of Certificate Owner

These provisions apply if, during the Accumulation Period while the Certificate is In Force, the Certificate Owner or any Joint Certificate Owner dies (whether or not the decedent is also the Annuitant) or the Annuitant dies under a Certificate owned by a non-natural Person. The "designated beneficiary" will control the Certificate after such a death. This "designated beneficiary" will be the first Person among the following who is alive on the date of death: Certificate Owner; Joint Certificate Owner; primary Beneficiary; Contingent Beneficiary; and Certificate Owner's estate. If the Certificate Owner and Joint Certificate Owner are both alive, they shall be the "designated beneficiary" together.

If the decedent's surviving spouse (if any) is the sole "designated beneficiary", the surviving spouse will automatically become the new sole Certificate Owner as of the date of the death. And, if the Annuitant is the decedent, the new Annuitant will be any living Contingent Annuitant, otherwise the surviving spouse. The Certificate may stay in force until another death occurs (i.e., until the death of the Certificate Owner or Joint Certificate Owner). Except for this paragraph, all of "Death Provisions" will apply to that subsequent death.

In all other cases, the Certificate may stay in force up to five years from the date of death. During this period, the "designated beneficiary" may exercise all ownership rights, including the right to make transfers or partial withdrawals or the right to surrender the Certificate for its Certificate Withdrawal Value. If this Certificate is still in force at the end of the five-year period, We will automatically end it then by paying to the "designated beneficiary" the Certificate Withdrawal Value without the deduction of any applicable surrender charges. If the "designated beneficiary" is not alive then, We will pay any Person(s) named by the "designated beneficiary" in a Written Request; otherwise the "designated beneficiary's" estate.

Death of Annuitant

These provisions apply if during the Accumulation Period while the Certificate is In Force, (a) the Annuitant dies, (b) the Annuitant is not an Owner, and (c) the Owner is a natural person. The Certificate will continue In Force after the Annuitant's death. The new Annuitant will be any living Contingent Annuitant, otherwise the Certificate Owner.

Payment of Benefits

Instead of receiving a lump sum, You or any "designated beneficiary" may by Written Request direct that We pay any benefit of $5,000 or more under an Annuity Option that meets the following: (a) the first payment to the "designated beneficiary" must be made no later than one year after the date of death; (b) payments must be made over the life of the "designated beneficiary" or over a period not extending beyond that person's life expectancy; and (c) any Annuity Option that provides for payments to continue after the death of the "designated beneficiary" will not allow the successor payee to extend the period of time over which the remaining payments are to be made.

                            Annuity Provisions

General

If the Certificate is In Force on the Income Date, the Adjusted Certificate
Value  will  be applied under the Annuity Option selected by You.   Annuity
Payments may be made on a fixed or variable basis or both.

Income Date

The Income Date may be selected by You. It is shown on the Certificate Schedule. The Income Date can be any time after the Certificate Date for variable payments and any time after the first Certificate Anniversary for fixed payments. The Income Date may not be later than the earlier of when the Annuitant reaches attained age 90 or that required under state law. If no Income Date is selected, it will be the earlier of when the Annuitant reaches attained age 90 or the maximum date permitted under state law, if any.

Prior  to  the  Income  Date, You may change the  Income  Date  by  Written
Request.   Any change must be requested at least 30 days prior to  the  new
Income Date.

Selection of an Annuity Option

An Annuity Option may be selected by You. If no Annuity Option is selected, Option B will automatically be applied. Prior to the Income Date, You may change the Annuity Option selected by Written Request. Any change must be requested at least 30 days prior to the Income Date.

Frequency and Amount of Annuity Payments

Annuity Payments are paid in monthly installments unless quarterly, semi-annual or annual payments are chosen. The Adjusted Certificate Value is applied to the Annuity Table for the Annuity Option selected. If the Adjusted Certificate Value to be applied under an Annuity Option is less than $5,000, We reserve the right to make a lump sum payment in lieu of Annuity Payments. If the Annuity Payment would be or becomes less than $100, We will reduce the frequency of payments to a longer interval which will result in each payment being at least $100.

Annuity Options

The following Annuity Options or any other Annuity Option acceptable to Us may be selected:

     OPTION A. ANNUITY FOR A FIXED NUMBER OF YEARS: Annuity Payments for a chosen number of years, not less than 5. If the payee dies during the payment period and the Beneficiary does not desire payments to continue for the remainder of the period, he/she may elect to have the present value of the remaining payments commuted and paid in a lump sum. During the payment period of a Variable Annuity, the payee may elect by Written Request to receive the following amount: (a) the present value of the remaining payments commuted; less (b) any surrender charge that may be due by treating the value defined in (a) as a surrender. Instead of receiving a lump sum, the payee may elect another Annuity Option. The amount applied to that Option would not be reduced by the charge defined in (b).

     OPTION  B.  LIFE  ANNUITY WITH PERIOD CERTAIN  OF  10  YEARS:  Annuity
     Payments during the lifetime of the payee and in any event for 10 years certain. If the payee dies during the guaranteed payment period and the Beneficiary does not desire payments to continue for the remainder of the guaranteed period, he/she may elect to have the present value of the guaranteed payments remaining commuted and paid in a lump sum.

     OPTION C. JOINT AND SURVIVOR ANNUITY: Annuity Payments payable during the joint lifetime of the payee and a designated second natural person and then during the lifetime of the survivor.

Unless the Annuity Option provides for commutation by the payee, a payee may not withdraw or otherwise end an Annuity Option after it begins. Payments will end upon the payee's death unless the Annuity Option provides for payments continuing to a successor payee. No successor payee may extend the period of time over which the remaining payments are to be made.

Annuity

If You select a Fixed Annuity, the Adjusted Certificate Value is allocated to the General Account and the Annuity is paid as a Fixed Annuity. If You select a Variable Annuity, the Adjusted Certificate Value will be allocated to the Sub-accounts of the Separate Account in accordance with the selection You make, and the Annuity will be paid as a Variable Annuity. You can also select a combination of a Fixed and Variable Annuity and the Adjusted Certificate Value will be allocated accordingly. If You don't select between a Fixed Annuity and a Variable Annuity, any Adjusted Certificate Value in the Variable Account will be applied to a Variable Annuity and any Adjusted Certificate Value in the Fixed Account will be applied to a Fixed Annuity.

The Adjusted Certificate Value will be applied to the applicable Annuity Table contained in the Certificate based upon the Annuity Option You select. If, as of the Income Date, the current Annuity Option rates applicable to the class of Certificates issued under the Group Contract provide an initial Annuity Payment greater than the initial Annuity Payment guaranteed under the applicable Annuity Table in the Certificate, the greater payment will be made.

Fixed Annuity

The minimum dollar amount of each Fixed Annuity Payment for each $1,000 of Adjusted Certificate Value is shown in the Annuity Tables. After the initial Fixed Annuity payment, the payments will not change regardless of investment, mortality or expense experience.

Variable Annuity

Variable  Annuity  Payments  reflect  the  investment  performance  of  the
Variable Account in accordance with the allocation of the Adjusted Certificate Value to the Sub-accounts during the Annuity Period. Variable Annuity payments are not guaranteed as to dollar amount.

The dollar amount of the first Variable Annuity payment for each $1,000 of Adjusted Certificate Value is shown in the Annuity Tables. The dollar amount of Variable Annuity payments for each applicable Sub-account after the first Variable Annuity Payment is determined as follows:

    (1) the dollar amount of the first Variable Annuity payment is divided by the value of an Annuity Unit for each applicable Sub-account as of the Income Date. This sets the number of Annuity Units for each monthly payment for the applicable Sub-account. The number of Annuity Units for each applicable Sub-account remains fixed during the Annuity Period;

    (2) the fixed number of Annuity Units per payment in each Sub-account is multiplied by the Annuity Unit Value for that Sub-account for the Valuation Period for which the payment is due. This result is the dollar amount of the payment for each applicable Sub-account.

The total dollar amount of each Variable Annuity payment is the sum of all Sub-account Variable Annuity payments reduced by the applicable portion of the Certificate Maintenance Charge.

Annuity Unit

The value of any Annuity Unit for each Sub-Account of the Separate Account was initially set at $10.

The Sub-account Annuity Unit Value at the end of any subsequent Valuation Period is determined as follows:

    (1) the net investment factor calculated as set forth on pages 11-12 (but without the Distribution Charge, if any) for the current Valuation Period is multiplied by the value of the Annuity Unit for the Sub-account for the immediately preceding Valuation Period.

    (2) the result in (1) is then divided by the Assumed Investment Rate Factor which equals 1.00 plus the Valuation Period equivalent of the Assumed Investment Rate for the number of days in the current Valuation Period. The Assumed Investment Rate is equal to 6% per year.

The value of an Annuity Unit may increase or decrease from Valuation Period to Valuation Period.

Using the Tables

Tables 2, 3, 5, and 6 are age-dependent. The amount of the first annuity payment will be based on an age a specified number of years younger than the person's then-attained age (i.e., age last birthday). This age setback is as follows:

      Date of First Payment         Age Setback
           1996-1999                  1 year
           2000-2009                  2 years
           2010-2019                  4 years
           2020-2029                  5 years
           2030 or later              6 years

We will calculate the amount for a payment frequency other than monthly and for any ages not shown in Tables 2, 3, 5, and 6 in accordance with the next section. Upon request, We will tell You any such amount.

Basis of Calculation

Tables 1 and 4 are based on interest at 6% and 3%, respectively. Tables 2, 3, 5, and 6 are based on the 1983 Individual Annuity Valuation Tables, weighted 40% male and 60% female, with interest at 6% (Tables 2 and 3) and 3% (Tables 5 and 6), projected dynamically with Projection Scale G.

TABLE 1: FIRST MONTHLY PAYMENT PAYABLE UNDER VARIABLE OPTION A FOR EACH $1,000 APPLIED

Years    Payment    Years    Payment    Years   Payment   Years    Payment


  5      $19.17      12       $9.63      19      $7.24      25      $6.32
  6       16.42      13        9.12      20       7.04      26       6.21
  7       14.46      14        8.69      21       6.86      27       6.11
  8       13.00      15        8.31      22       6.70      28       6.02
  9       11.87      16        7.99      23       6.56      29       5.94
 10       10.97      17        7.71      24       6.43      30       5.87
 11       10.24      18        7.46


TABLE   2:  FIRST MONTHLY PAYMENT PAYABLE UNDER VARIABLE OPTION B FOR  EACH
$1,000 APPLIED

Age  Payment  Age   Payment   Age   Payment   Age   Payment   Age   Payment


30   $5.09    43    $5.40     56    $6.06     69    $7.47     82     $ 9.72
31    5.11    44     5.44     57     6.13     70     7.63     83       9.87
32    5.13    45     5.47     58     6.21     71     7.79     84      10.02
33    5.14    46     5.51     59     6.30     72     7.95     85      10.15
34    5.16    47     5.55     60     6.39     73     8.12     86      10.27
35    5.18    48     5.60     61     6.48     74     8.30     87      10.38
36    5.20    49     5.64     62     6.59     75     8.48     88      10.48
37    5.23    50     5.69     63     6.69     76     8.66     89      10.57
38    5.25    51     5.74     64     6.81     77     8.84     90      10.65
39    5.28    52     5.80     65     6.93     78     9.03     91      10.72
40    5.31    53     5.86     66     7.05     79     9.21     92      10.77
41    5.34    54     5.92     67     7.19     80     9.38     93      10.82
42    5.37    55     5.99     68     7.33     81     9.55     94      10.86
                                                              95      10.89


  TABLE 3: FIRST MONTHLY PAYMENT PAYABLE UNDER VARIABLE OPTION C FOR EACH
                              $1,000 APPLIED

                            COMBINATION OF AGES

       30   35   40   45   50   55   60   65   70   75   80   85   90   95

30 $4.97$4.99$5.00$5.02$5.04$5.05$5.06$5.07$5.08$5.09$5.09$5.09 $5.10 $5.10
35       5.01 5.04 5.07 5.09 5.11 5.13 5.15 5.16 5.17 5.18 5.18  5.19  5.19
40            5.08 5.12 5.16 5.19 5.22 5.25 5.27 5.29 5.30 5.31  5.31  5.32
45                 5.18 5.23 5.29 5.34 5.38 5.41 5.44 5.46 5.48  5.49  5.49
50                      5.32 5.40 5.47 5.54 5.60 5.64 5.68 5.70  5.72  5.72
55                           5.51 5.62 5.73 5.85 5.90 5.96 6.00  6.02  6.04
60                                5.79 5.95 6.11 6.24 6.34 6.41  6.45  6.48
65                                     6.20 6.44 6.66 6.84 6.97  7.05  7.10
70                                          6.80 7.15 7.47 7.71  7.87  7.97
75                                               7.69 8.22 8.66  8.99  9.20
80                                                    9.03 9.81 10.43 10.87
85                                                        11.02 12.11 12.98
90                                                              13.82 15.34
95                                                                    17.66


TABLE 4: MINIMUM MONTHLY PAYMENT PAYABLE UNDER FIXED OPTION A FOR EACH $1,000 APPLIED

Years   Payment   Years   Payment   Years   Payment   Years   Payment

  5     $17.91     12     $8.24      19     $5.73      25      $4.71
  6      15.14     13      7.71      20      5.51      26       4.59
  7      13.16     14      7.26      21      5.32      27       4.47
  8      11.68     15      6.87      22      5.15      28       4.37
  9      10.53     16      6.53      23      4.99      29       4.27
 10       9.61     17      6.23      24      4.84      30       4.18
 11       8.86     18      5.96


TABLE 5: MINIMUM MONTHLY PAYMENT PAYABLE UNDER FIXED OPTION B FOR EACH $1,000 APPLIED

Age  Payment  Age   Payment   Age   Payment   Age   Payment   Age   Payment


30   $3.05     43    $3.46     56    $4.24     69    $5.79     82     $8.24
31    3.07     44     3.50     57     4.32     70     5.96     83      8.41
32    3.09     45     3.55     58     4.41     71     6.13     84      8.57
33    3.12     46     3.60     59     4.51     72     6.31     85      8.72
34    3.15     47     3.65     60     4.61     73     6.50     86      8.85
35    3.18     48     3.70     61     4.71     74     6.69     87      8.97
36    3.21     49     3.76     62     4.82     75     6.88     88      9.08
37    3.24     50     3.82     63     4.94     76     7.08     89      9.18
38    3.27     51     3.88     64     5.07     77     7.28     90      9.27
39    3.31     52     3.94     65     5.20     78     7.48     91      9.34
40    3.34     53     4.01     66     5.34     79     7.68     92      9.40
41    3.38     54     4.08     67     5.48     80     7.87     93      9.46
42    3.42     55     4.16     68     5.63     81     8.06     94      9.50
                                                               95      9.53


  TABLE 6: MINIMUM MONTHLY PAYMENT PAYABLE UNDER FIXED OPTION C FOR EACH
                              $1,000 APPLIED

                            COMBINATION OF AGES

       30   35   40   45   50   55   60   65   70   75   80   85   90   95

30 $2.88$2.92$2.95$2.98$3.00$3.01$3.02$3.03$3.04$3.04$3.04$3.05 $3.05 $3.05
35       2.97 3.02 3.06 3.09 3.12 3.14 3.15 3.16 3.17 3.17 3.18  3.18  3.18
40            3.09 3.15 3.20 3.24 3.27 3.30 3.32 3.33 3.34 3.34  3.34  3.35
45                 3.24 3.31 3.38 3.44 3.48 3.51 3.53 3.54 3.55  3.56  3.56
50                      3.43 3.53 3.62 3.69 3.74 3.78 3.80 3.82  3.83  3.83
55                           3.68 3.81 3.93 4.02 4.09 4.13 4.16  4.18  4.19
60                                4.01 4.19 4.35 4.47 4.56 4.61  4.65  4.66
65                                     4.47 4.73 4.94 5.11 5.21  5.28  5.32
70                                          5.11 5.48 5.78 6.00  6.13  6.21
75                                               6.04 6.57 6.99  7.28  7.46
80                                                    7.40 8.16  8.75  9.15
85                                                         9.38 10.46 11.29
90                                                              12.18 13.68
95                                                                    16.02






                               Endorsements

                         To be inserted only by Us









Keyport
Life Insurance Company
Providence, Rhode Island










                       Variable Annuity Certificate
                        Flexible Purchase Payments
                         Deferred Income Payments
                     Nonparticipating -- No Dividends



                                                          EXHIBIT (4p)
Keyport
Life Insurance Company

A Stock Company

If this Contract is In Force on the Income Date, We will begin making Income Payments to the Annuitant. We will make such payments according to the terms of this Contract.

RIGHT TO EXAMINE CONTRACT: You may return this Contract to Us or the agent through whom You purchased it within 10 days after You receive it. If so returned, We will treat the Contract as though it were never issued. Upon receipt We will promptly refund the Contract Value as of the date the returned Contract is received by Us plus any charges We may have previously deducted.

This is a legal contract between You and Us.

                       Read This Contract Carefully.


                 Read This Contract Carefully.

Signed:   ________________________      ________________________
               Secretary                     President


                         Variable Annuity Contract
                        Flexible Purchase Payments
                         Deferred Income Payments
                     Nonparticipating -- No Dividends


 INCOME PAYMENTS AND OTHER VALUES, WHEN BASED ON THE INVESTMENT EXPERIENCE
  OF A SEPARATE ACCOUNT, ARE VARIABLE AND ARE NOT GUARANTEED AS TO DOLLAR
          AMOUNT.  THIS IS EXPLAINED FURTHER ON PAGES 11 AND 18.

                             Table of Contents

                                                                       Page

Right to Examine Certificate............................................1
Definitions.............................................................2
Certificate Schedule....................................................3
General Provisions......................................................5
Variable Account Provisions............................................10
Transfers..............................................................13
Partial Withdrawals and Total Surrender................................14
Death Provisions.......................................................15
Annuity Provisions.....................................................16
Endorsements (if any) are before page..................................22


                                Definitions

Accumulation  Period:   The period prior to the Income  Date  during  which
Purchase Payments may be made by a Contract Owner.

Accumulation Unit: An accounting unit used to calculate a Contract Owner's interest in a Sub-account of the Variable Account during the Accumulation Period.

Adjusted Contract Value: The Contract Value less the Contract Maintenance Charge and any applicable taxes relating to the Contract. This amount is applied to the Annuity Tables to determine Income Payments.

Annuitant: The natural person on whose life Income Payments are based, and to whom any Income Payments will be made starting on the Income Date.

Annuity Options:  Options available for Income Payments.

Income Payments: The series of payments made to the Annuitant, starting on the Income Date, under the Annuity Option selected.

Annuity  Period:   The  period after the Income Date  during  which  Income
Payments are made.

Annuity  Unit:   An  accounting  unit used to  calculate  Variable  Annuity payments during the Annuity Period.

Beneficiary: The person(s) or entity(ies) who controls the Contract if any Contract Owner dies before the Income Date.

                     (Definitions continue on Page 4)


                      KEYPORT LIFE INSURANCE COMPANY
                     125 High Street, Boston, MA 02110


                             Contract Schedule

CONTRACT OWNER:                          [John Doe, male, 1/1/40]
JOINT CONTRACT OWNER:                    [Jane Doe, female, 2/29/40]
ANNUITANT:                               [John Doe, male 1/1/40]
CONTINGENT ANNUITANT:                    [Jane Doe, female, 2/29/40]
COVERED PERSONS:                         [John Doe, male, 1/1/40], [Jane
                                          Doe, female, 2/29/40][Annuitant]
CONTRACT NUMBER:                         [99999999]
INITIAL PURCHASE PAYMENT:                [$25,000]
MINIMUM INITIAL PAYMENT:                 $25,000
MINIMUM ADDITIONAL PAYMENT:              $250  ($50 for EFT payment)
CONTRACT DATE:                           [4/1/95]
ISSUE STATE:                             [Rhode Island]
IRS PLAN TYPE:                           [Non-Qualified]
INCOME DATE:                             [11/1/2010]


Charges

Distribution Charge: None

Administrative Charge: We deduct 0.000411% of the assets in each Variable Account Sub-Account on a daily basis (equivalent to an annual rate of 0.15%) to compensate Us for a portion of Our administrative costs.

Mortality and Expense Risk Charge: We deduct 0.003403% of the assets in each Variable Account Sub-account on a daily basis (equivalent to an annual rate of 1.25%) for Our mortality and expense risks.

Contract Maintenance Charge: We charge $36 to cover a portion of Our ongoing Contract maintenance expenses. The charge is incurred at the beginning of the Contract Year and is deducted on each Contract Anniversary and at the time of total surrender.

Transfer Charge: Currently none; however, We reserve the right to charge $25 for a transfer if You make more than 12 transfers per Contract Year.

Surrender Charge:  None

Initial Purchase Payment Allocation

Currently, You may select 21 Sub-accounts and the Fixed Account. We reserve the right to increase or decrease the number of available Sub-accounts. The minimum You may allocate to any Sub-account or the Fixed Account is 5% of any Purchase Payment. Your initial Purchase Payment has been invested as follows:

    [AIM Capital Appreciation                    x%
     AIM Growth                                  x%
     AIM International                           x%
     Alliance Global Bond                        x%
     Alliance Growth and Income                  x%
     Alliance Premier Growth                     x%
     Alliance Real Estate                        x%
     Colonial Growth and Income                  x%
     Colonial High Yield Securities              x%
     Colonial Small Cap Value                    x%
     Colonial Strategic Income                   x%
     Colonial U.S. Stock                         x%
     Liberty All-Star                            x%
     MFS Bond                                    x%
     MFS Emerging Growth                         x%
     MFS Research                                x%
    Stein Roe Balanced                           x%
     Stein Roe Global Utilities                  x%
     Stein Roe Growth Stock                      x%
     Stein Roe Money Market                      x%
     Stein Roe Special Venture                   x%

    Fixed Account                                x%]

Transfer Guidelines

Number of Transfers and Transfer Charge: Currently, You are permitted unlimited transfers per Contract Year during the Accumulation Period and unlimited transfers during the Annuity Period. We reserve the right to change, upon notice, the frequency of transfers You may make. We also reserve the right to impose a charge for any transfer in excess of 12 per Contract Year. The transfer charge is shown in the Charges section of the Contract Schedule.

Minimum amount to be transferred: None.

Minimum amount which must remain in a Sub-account after transfer: None.

Partial Withdrawals

You may make partial withdrawals during the Accumulation Period without incurring a surrender charge, as follows:

    (1) In any Contract Year You may withdraw an aggregate amount not to exceed, at the time of withdrawal:

          (a)  the Contract Value, less
          (b) the portion of Your Purchase Payments not previously withdrawn; and

    (2) In any Contract Year after the first, You may also withdraw the positive difference, if any, between the amount withdrawn pursuant to (1) above in any such subsequent year and 10% of Your Contract Value as of the preceding Contract Anniversary.

We will collect the surrender charge shown on the Contract Schedule with respect to partial withdrawals in excess of the amounts described in (1) and (2) above.

Minimum withdrawal amount: $300, unless the withdrawal is made pursuant to Our systematic withdrawal program, in which case the minimum withdrawal is $100.

Minimum Contract Value which must remain after a partial withdrawal:
$2,500.

Death Benefits

Adjustment of Contract Value
When We receive due proof of death of the Contract Owner, any Joint Contract Owner, or the Annuitant if the Contract Owner is a non-natural Person, We will compare, as of the date of death, the Contract Value to the Death Benefit amount defined in this Schedule. If the Contract Value is less than the Death Benefit, We will increase the current Contract Value by the amount of the difference. Any amount credited will be allocated to the Variable Account and/or the Fixed Account based on the Purchase Payment allocation that is in effect when We receive due proof of death.

Death Benefit Amount

Contract Anniversary Death Benefit
On the Contract Date, the Death Benefit is the initial Purchase Payment. On subsequent Valuation Dates, the Death Benefit is calculated as follows:

    (1)    (a)    Start with the Death Benefit from the Contract Date;
           (b)    Add to (a) any additional Purchase Payments paid since
                  the Contract Date and subtract from (a) any partial
                  withdrawals (including any associated surrender charge
                  incurred) made since the Contract Date;
    (2)    (a)    Determine the Contract Value for each Contract
                  Anniversary (the "Anniversary Value") before the 81st birthday of the Contract Owner or, if the Contract Owner is a non-natural Person, the Annuitant;
           (b)    Increase each "Anniversary Value" by any Purchase
                  Payments made after that Value's Anniversary;
           (c)    Decrease each "Anniversary Value" by the following amount
                  calculated at the time of each partial withdrawal made after that Value's Anniversary: (i) the partial withdrawal amount (including any associated surrender charge incurred) divided by the Contract Value immediately preceding the withdrawal, (ii) multiplied by the "Anniversary Value" immediately preceding the withdrawal;
           (d)    Select the highest "Anniversary Value" after the
                  adjustments in (b) and (c) above;
    (3)    Set the Death Benefit equal to the greater of (1) and (2).

If there is a change of Contract Owner, the new Contract Owner's age will be used to determine the amount in (2) above.

The Variable Separate Account

Sub-accounts investing in shares of mutual funds

Variable Account A is a unit investment trust variable separate account, organized in and governed by the laws of the State of Rhode Island. Variable Account A is divided into Sub-accounts. Each Sub-account listed below invests in shares of the corresponding Portfolio of the Eligible Fund shown.

Eligible Funds of AIM Insurance
Funds and Variable Account
Sub-Accounts                            Investment Objective

AIM Capital Appreciation                Capital appreciation through
(AIM Capital Appreciation               investments in common stocks,
 Sub-Account)                           with emphasis on medium-sized
                                        and smaller emerging growth
                                        companies.

AIM Growth                              Growth of capital through
(AIM Growth Sub-Account)                investments primarily in
                                        common stocks of leading U.S.
                                        companies considered by AIM
                                        to have strong earnings
                                        momentum.

AIM International Equity                Long-term growth of capital
(AIM International Equity               by investing in international
 Sub-Account)                           equity securities, the issuers
                                        of which are considered by AIM
                                        to have strong earnings
                                        momentum.

Eligible Funds of Alliance Series
Fund and Variable Account
Sub-Accounts                            Investment Objective

Alliance Global Bond                    A high level of return from a
(Alliance Global Bond                   combination of current income and
 Sub-Account)                           capital appreciation by investing
                                        in a globally diversified portfolio
                                        of high quality debt securities
                                        denominated in the U.S. Dollar and
                                        a range of foreign currencies.

Alliance Growth and Income              Balance the objectives of
(Alliance Growth and Income             reasonable current income and
 Sub-Account)                           reasonable opportunities for
                                        appreciation through investments
                                        primarily in dividend-paying
                                        common stocks of good quality.

Alliance Premier Growth                 Growth of capital rather than
(Alliance Premier Growth                current income.
 Sub-Account)

Alliance Real Estate                    Total return on its assets through
(Alliance Real Estate Sub-              long-term growth of capital and
 Account)                               income principally through
                                        investing in a portfolio of equity
                                        securities of issuers that are
                                        primarily engaged in or related to
                                        the real estate industry.

Eligible Funds of Liberty Trust
and Variable Account
Sub-Accounts                            Investment Objective

Colonial Growth and Income              Primarily income and long-term
(Colonial Growth and Income             capital growth and, secondarily,
Sub- Account)(formerly named            preservation of capital.
Colonial-Keyport Growth and
Income Fund)

Colonial High Yield Securities          High current income and total
(Colonial High Yield Securities         return by investing primarily
 Sub-Account)                           in lower rated corporate debt
                                        securities.

Colonial Small Cap Value                Long-term growth by investing
(Colonial Small Cap Value               in smaller capitalization
 Sub-Account)                           equity securities.

Colonial Strategic Income               A high level of current income, as
(Colonial Strategic Income              is consistent with prudent risk and
Sub-Account)(formerly named             maximizing total return, by
Colonial-Keyport Strategic              diversifying investments primarily
Income Fund)                            in U.S. and foreign government and
                                        high yield, high risk corporate
                                        debt securities.

Colonial U.S. Stock                     Long-term capital growth by
(Colonial U.S. Stock Sub-Account)       investing primarily in large
(formerly named Colonial-Keyport        capitalization equity securities.
U.S. Stock Fund)

Liberty All-Star Equity                 Total investment return, comprised
(Liberty All-Star Equity Sub-Account)   of long-term capital appreciation
                                        and current income, through
                                        investment primarily in a
                                        diversified portfolio of equity
                                        securities.

Stein Roe Global Utilities              Current income and long-term growth
(Stein Roe Global Utilities             of capital and income.
Sub-Account)(formerly named
Colonial-Keyport Utilities Fund)

Eligible Funds of MFS Trust
and Variable Account
Sub-Accounts                            Investment Objective

MFS Bond                                High level of current income
(MFS Bond Sub-Account)                  as is believed consistent
                                        with prudent investment risk
                                        and secondarily to protect
                                        shareholders' capital.

MFS Emerging Growth                     Long-term growth of capital.
(MFS Emerging Growth Sub-Account)

MFS Research                            Long-term growth of capital and
(MFS Research Sub-Account)              future income.

Eligible Funds of SteinRoe Trust
and Variable Account
Sub-Accounts                            Investment Objective

Stein Roe Balanced                      High total investment return
(Stein Roe Balanced                     through investment in a changing
Sub-Account) (formerly named SteinRoe   mix of securities.
Managed Assets Fund)

Stein Roe Growth Stock                  Long-term growth of capital through
(Stein Roe Growth Stock                 investment primarily in common
Sub-Account)(formerly named SteinRoe    stocks.
Managed Growth Stock Fund)

Stein Roe Money Market                  High current income from short-term
(Stein Roe Money Market                 money market instruments while
Sub-Account)(formerly named SteinRoe    emphasizing preservation of capital
Cash Income Fund)                       and maintaining excellent
                                        liquidity.

Stein Roe Special Venture               Capital growth by investing
(Stein Roe Special Venture              primarily in common stocks,
Sub-Account)(formerly named SteinRoe    convertible securities, and other
Capital Appreciation Fund)              securities selected for prospective
                                        capital growth.


Sub-accounts investing directly in securities: None.

The Fixed Account

The Fixed Account is part of Our General Account, which consists of all of Our assets except the assets of the Variable Account and the assets of other separate accounts that We maintain. Subject to applicable law, We have sole discretion over investments of the assets of the Fixed Account. If You allocate assets to the Fixed Account, Your accumulation values and Income Payments will have guaranteed minimums.

Before the Income Date, Your interest in the Fixed Account is measured by the Fixed Account Value. When Income Payments begin, the payee's interest in the Fixed Account is measured by the amount of each periodic payment.

Benefits from the Fixed Account will not be less than the minimum values required by any law of the jurisdiction where the Contract is delivered.

Purchase Payments will be allocated to the Fixed Account in accordance with Your selection on the Contract Date. You may change such selection by Written Request.

The Fixed Account Value at any time is equal to:

        (1) all Purchase Payments allocated to the Fixed Account plus the interest subsequently credited on those payments; plus
        (2) any Variable Account Value transferred to the Fixed Account plus the interest subsequently credited on the transferred value; less
        (3)    any prior partial withdrawals from the Fixed Account; less
        (4)    any Fixed Account Value transferred to the Variable Account.

We will credit interest to Purchase Payments allocated to the Fixed Account at rates declared by Us for Guarantee Periods of one or more years from the month and day of allocation. The minimum Guaranteed Interest Rate is 3% per year.


                          Definitions (continued)

Contract Anniversary:  An anniversary of the Contract Date.

Contract  Date:   The date a Contract is issued to a Contract  Owner.   The
Contract Date is shown on the Contract Schedule.

Contract  Owner:   The Person who owns the Contract.   Any  Joint  Contract
Owners and the Contract Owner own the Contract equally with rights of survivorship.

Contract  Value:   The  sum of the Contract Owner's interest  in  the  Sub-
accounts of the Variable Account and the Fixed Account, if available, during the Accumulation Period.

Contract Year: The first Contract Year is the annual period which begins on the Contract Date. Subsequent Contract Years begin on each Contract Anniversary.

Eligible Fund:  An investment entity shown on the Contract Schedule.

Fixed Account: The account We establish to support Fixed Allocations.   The
Contract Schedule shows whether the Fixed Account is available under the Contract.

Fixed Account Value: The value of all Fixed Account amounts accumulated under this Contract prior to the Income Date.

Fixed  Allocation:   An  amount allocated to  the  Fixed  Account  that  is
credited with a Guaranteed Interest Rate for a specified Guarantee Period.

Fixed  Annuity:   An  annuity with a series of  payments  made  during  the
Annuity Period which are guaranteed as to dollar amount by  Us.

General Account: Our general investment account which contains all of Our assets except those in the Variable Account and Our other separate accounts.

Guaranteed Interest Rate: The effective annual interest rate which We will credit for a specified Guarantee Period.

Guarantee Period: The period of year(s) a rate of interest is guaranteed to be credited within the Fixed Account.

Income Date: The date on which Income Payments begin. The Income Date is shown on the Contract Schedule.

In Force: The status of a Contract before the Income Date so long as it has not been totally surrendered and there has not been a death of a Contract Owner or Joint Contract Owner that will cause the Contract to end within five years of the date of death.

Office:  Our executive office shown on the Contract Schedule.

Person: A human being, trust, corporation, or any other legally recognized entity.

Portfolio:   A series of an Eligible Fund which constitutes a separate  and distinct class of shares.

Purchase Payment: A payment made by or on behalf of a Contract Owner with respect to a Contract.

Sub-account:   Variable  Account  assets  are  divided  into  Sub-accounts.
Assets of each Sub-account will be invested in shares of a Portfolio of an Eligible Fund, or directly in portfolio securities.

Valuation Date: Each day on which We and the New York Stock Exchange ("NYSE") are open for business, or any other day that the Securities and Exchange Commission requires that mutual funds, unit investment trusts or other investment portfolios be valued.

Valuation Period: The period of time beginning at the close of business of the NYSE on each Valuation Date and ending at the close of business on the next succeeding Valuation Date.

Variable Account:  Our Variable Account(s) shown on the Contract Schedule.

Variable  Account  Value:   The value of all amounts  in  the  Sub-accounts
accumulated under this Contract prior to the Income Date.

Variable Annuity: An annuity with payments which vary as to dollar amount in relation to the investment performance of specified Sub-accounts of the Variable Account.

We, Us, Our:  Keyport Life Insurance Company.

Written Request: A request in writing, in a form satisfactory to Us, and received by Us at Our Office.

You, Your:  The Contract Owner and any Joint Contract Owners.

                            General Provisions

Purchase Payments

The initial Purchase Payment is due on the Contract Date. It must be paid at Our Office in United States currency. Coverage under a Contract does not take effect until We have accepted the initial Purchase Payment during Your lifetime. Each Purchase Payment after the Contract Date must be at least the amount shown on the Contract Schedule. Provided the Contract Value under a Contract does not go to zero, a Contract will stay in force until the Income Date even if You make no payments after the initial one. We reserve the right to reject any subsequent Purchase Payment.

Allocation of Purchase Payments

Your initial Purchase Payment is allocated to the Sub-accounts of the Variable Account and to the Fixed Account, if available, in accordance with the selections made by You at the Contract Date. Unless otherwise changed by You, subsequent Purchase Payments are allocated in the same manner as the initial Purchase Payment. Allocation of Purchase Payments is subject to the terms and conditions imposed by Us. We reserve the right to allocate initial Purchase Payments to the Money Market Sub-account until the expiration of the Right to Examine Contract period set forth on Page 1 of the Contract.

The Contract

This contract form, any attached copy of the application, and any attached riders or endorsements make up the entire contract between You and Us. All statements made by the Contract Owner or any Annuitant will be deemed representations and not warranties. No such statement will be used in any contest unless it is contained in the application signed by You, a copy of which has been furnished to You, or to the Beneficiary.

Only Our President or Secretary may agree to change any of the terms of the Contract. Any changes must be in writing. Any change to the terms of a Contract must be in writing and with Your Consent, unless provided otherwise by the Contract.

To assure that the Contract will maintain its status as a variable annuity under the Internal Revenue Code, We reserve the right to change this Contract to comply with future changes in the Internal Revenue Code, any regulations or rulings issued thereunder, and any requirements otherwise imposed by the Internal Revenue Service. You will be sent a copy of any such amendment as well as a copy of the regulatory change requiring the amendment. If the issue state shown on Page 3 is Connecticut or Massachusetts, such amendment will be filed for approval with the state's insurance supervisory official.

We reserve the right, subject to compliance with the law as currently applicable or subsequently changed, to: (a) operate the Variable Account in any form permitted under the Investment Company Act of 1940, as amended, (the "1940 Act"), or in any other form permitted by law; (b) take any action necessary to comply with or obtain and continue any exemptions from the 1940 Act, or to comply with any other applicable law; (c) transfer any assets in any Sub-account to another Sub-account, or to one or more separate investment accounts, or the General Account; or to add, combine or remove Sub-accounts in the Variable Account; and (d) change the way We assess charges, so long as We do not increase the aggregate amount beyond that currently charged to the Variable Account and the Eligible Funds in connection with this Contract. If the shares of any of the Eligible Funds should become unavailable for investment by the Variable Account or if in Our judgment further investment in such Portfolio shares should become inappropriate in view of the purpose of the Contract, We may add or substitute shares of another mutual fund for the Portfolio shares already purchased under the Contract. No substitution of Portfolio shares in any Sub-account may take place without prior approval of the Securities and Exchange Commission and notice to the affected Contract Owners, to the extent required by the 1940 Act.

Contract Owner

The Contract Owner and any Joint Contract Owner are shown on Page 3. They may be changed by You. If You change an owner who is also the Annuitant, the owner being changed will still be the Annuitant.

You may exercise all rights of this Contract while it is In Force, subject to the rights of: (a) any assignee under an assignment filed with Us; and
(b) any irrevocably-named beneficiary.

Joint Contract Owner

A Contract may be owned by Joint Contract Owners. Upon the death of any Contract Owner or Joint Contract Owner, the surviving owner(s) will be the primary Beneficiary(ies). Any other beneficiary designation will be treated as a Contingent Beneficiary unless otherwise indicated in a Written Request filed with Us.

Annuitant

The Annuitant is the natural Person on whose life Income Payments are based. The Annuitant is the natural Person designated by You at the Contract Date, unless changed prior to the Income Date. Any change of Annuitant is subject to Our underwriting rules then in effect. The Annuitant may not be changed in a Contract which is owned by a non-natural Person. You may name a Contingent Annuitant. The Contingent Annuitant becomes the Annuitant if the Annuitant dies while this Contract is In
Force. If the Annuitant dies and no Contingent Annuitant has been named, We will allow You sixty days to designate someone other than Yourself as Annuitant. You will be the Contingent Annuitant unless You name someone else. If the Contract is owned by a non-natural Person, the death of the Annuitant will be treated as the death of the Contract Owner and a new Annuitant may not be designated.

Beneficiary

The Beneficiary is the person who controls the Contract if any Contract Owner dies prior to the Income Date. If the Contract is owned by Joint Contract Owners, upon the death of any Contract Owner or Joint Contract Owner, the surviving owner(s) will become the primary Beneficiary. Any other beneficiary designation will be treated as a Contingent Beneficiary unless otherwise indicated in a Written Request filed with Us. If You name more than one Person as Beneficiary or as Contingent Beneficiary, and do not state otherwise on an application or in a Written Request to Us, any non-survivors will not receive a benefit. The survivors will receive equal shares. Subject to the rights of any irrevocable Beneficiary, You may change the Beneficiary or Contingent Beneficiary. A change must be made by Written Request and will be effective as of the date the Written Request is signed. We will not be liable for any payment We make or action We take before We receive the Written Request.

Change of Contract Owner, Beneficiary or Contingent Annuitant

While this Contract is In Force, You may by Written Request change the Contract Owner, Joint Contract Owner, Beneficiary, Contingent Beneficiary, Contingent Annuitant, or in certain instances, the Annuitant. An irrevocably named Person may be changed only with the written consent of such Person. The change will be effective, following Our receipt of the Written Request, as of the date the Written Request was signed. The change will not affect any payments We make or actions We take prior to the time We receive the Written Request.

Assignment of the Contract

You may assign this Contract at any time while it is In Force. The assignment must be in writing and a copy must be filed at Our Office. Your rights and those of any revocably named Person will be subject to the assignment. An assignment will not affect any payments We make or actions We take before We receive the assignment. We are not responsible for the validity of any assignment.

Misstatement of Age or Sex

If the age or sex of the Annuitant or any payee has been misstated, We will compute the amount payable based on the correct age and sex. If Income Payments have begun, any underpayment(s) that have been made will be paid in full with the next Income Payment. Any overpayment, unless repaid to Us in one sum, will be deducted from future Income Payments otherwise due until We are repaid in full.

Non-Participating

This Contract does not participate in Our divisible surplus.

Evidence of Death, Age, Sex or Survival

If a Contract provision relates to the death of a natural Person, We will require proof of death before We will act under that provision. Proof of death shall be: (a) a certified death certificate; or (b) a certified decree of a court of competent jurisdiction as to the finding of death; or
(c)  a written statement by a medical doctor who attended the deceased;  or
(d) any other document constituting due proof of death under applicable state law. If Our action under a Contract provision is based on the age, sex, or survival of any Person, We may require evidence of the particular fact before We act under that provision.

Protection of Proceeds

No Beneficiary or payee may commute or assign any payments under a Contract before they are due. To the extent permitted by law, no payments shall be subject to the debts of any Beneficiary or payee or to any judicial process for payment of those debts.

Reports

We will send You a report that shows the Contract Value at least once each Contract Year. We will send any other reports that may be required by law.

Taxes

Any taxes paid to any governmental entity relating to the Contract will be deducted from the Purchase Payments or Contract Value. We may, in Our sole discretion, delay the deduction until a later date. By not deducting tax payments at the time of Our payment, We do not waive any right We may have to deduct amounts at a later date. We will, in Our sole discretion, determine when taxes relate to the Contract or to the operation of the Variable Account. We reserve the right to establish a provision for federal income taxes if We determine, in Our sole discretion, that We will incur a tax as a result of the operation of the Variable Account. Such a provision will be reflected in the Accumulation and Annuity Unit Values. We will deduct for any income taxes incurred by Us as a result of the operation of the Variable Account whether or not there was a provision for taxes and whether or not it was sufficient. We will deduct from any payment under this Contract any withholding taxes required by applicable law.

Regulatory Requirements

All values payable under the Contract will not be less than the minimum benefits required by the laws and regulations of the states in which the Contract is delivered.

Suspension or Deferral of Payments

We reserve the right to suspend or postpone payments for a withdrawal, transfer, surrender or death benefit for any period when:

    (1) the New York Stock Exchange is closed (other than customary weekend and holiday closings); or

    (2)    trading on the New York Stock Exchange is restricted;  or

    (3) an emergency exists as a result of which valuation or disposal of the assets and securities of the Variable Account is not reasonably practicable; or

    (4) the Securities and Exchange Commission, by order or pronouncement, so permits for the protection of Contract Owners;

provided  that  applicable  rules and regulations  of  the  Securities  and
Exchange Commission govern as to whether the conditions described in (2) and (3) above exist.

We reserve the right to delay payment of amounts allocated to the Fixed Account for up to six months.

                        Variable Account Provisions

The Variable Account

The Variable Account(s) is designated on the Contract Schedule and consists of assets set aside by Us, which are kept separate from Our general assets and all other variable account assets We maintain. We own the assets of the Variable Account. Variable Account assets equal to reserves and other contract liabilities will not be chargeable with liabilities arising out of any other business We may conduct. We may transfer to Our General Account assets which exceed the reserves and other liabilities of the Variable Account. Income and realized and unrealized gains or losses from assets in the Variable Account are credited to or charged against the account without regard to other income, gains or losses in Our other investment accounts.

The Variable Account assets are divided into Sub-accounts. The Sub-accounts which are available under the Contract are shown on the Contract Schedule. The assets of the Sub-accounts of the unit investment trust variable separate account are allocated to the Eligible Fund(s) and the Portfolio(s), if applicable, within an Eligible Fund shown on the Contract Schedule. The assets of the Sub-accounts of the investment company variable separate account, if applicable, are invested in portfolios of securities designed to meet the objectives of the Sub-Account shown on the Contract Schedule. We may, from time to time, add additional Sub-accounts, Eligible Funds or Portfolios to those shown on the Contract Schedule. You may be permitted to transfer Contract Values or allocate Purchase Payments to the additional Sub-Accounts, Eligible Funds or Portfolios. However, the right to make such transfers or allocations will be limited by the terms and conditions imposed by Us.

We also have the right to eliminate Sub-accounts from the Variable Account, to combine two or more Sub-accounts or to substitute a new Portfolio for the Portfolio in which a Sub-account invests. A substitution may become necessary if, in Our discretion, a Portfolio or Sub-account no longer suits the purposes of the Contract. This may happen: due to a change in laws or regulations or a change in a Portfolio's investment objectives or restrictions; because the Portfolio or Sub-account is no longer available for investment; or for some other reason. We will obtain any prior approvals that may be required from the insurance department of Our state of domicile, and from the SEC or any other governmental entity before making such a substitution.

When permitted by law, We reserve the right to:

    (1)    Deregister a Variable Account under the 1940 Act;
    (2) Operate a Variable Account as a management company under the 1940 Act, if it is operating as a unit investment trust;
    (3) Operate a Variable Account as a unit investment trust under the 1940 Act, if it is operating as a management company;
    (4)    Restrict or eliminate any voting rights as to the account;
    (5)    Combine the Variable Account with any other variable account.

Valuation of Assets

The assets of the Variable Account are valued at their fair market value in accordance with Our procedures.

Accumulation Units

Your Variable Account Value will fluctuate in accordance with the investment results of the Sub-accounts to which You have allocated Your Purchase Payments or Contract Value. In order to determine how these fluctuations affect Your Contract Value, We use an Accumulation Unit value. Accumulation Units are used to account for all amounts allocated to or withdrawn from the Sub-accounts of the Variable Account as a result of Purchase Payments, partial withdrawals, transfers, or charges deducted from the Contract Value. We determine the number of Accumulation Units of a Sub-account purchased or cancelled by dividing the amount allocated to, or withdrawn from, the Sub-account by the dollar value of one Accumulation Unit of the Sub-account as of the end of the Valuation Period during which We receive the request for the transaction.

Accumulation Unit Value

The Accumulation Unit Value for each Sub-account was initially set at $10. Subsequent Accumulation Unit Values for each Sub-account are determined by multiplying the Accumulation Unit Value for the immediately preceding Valuation Period by a net investment factor for the Sub-account for the current period. This factor may be greater or less than 1.0; therefore, the Accumulation Unit Value may increase or decrease from Valuation Period to Valuation Period.

We calculate the net investment factor for each Sub-account investing in shares of mutual funds by dividing (a) by (b) and then subtracting (c) where:

    (a) is equal to:
        (i) the net asset value per share of the Portfolio in which the Sub-account invests at the end of the Valuation Period; plus
        (ii) any dividend per share declared for the Portfolio that has an ex-dividend date within the current Valuation Period.

    (b) is the net asset value per share of the Portfolio at the end of the preceding Valuation Period.

    (c) is equal to:
        (i) the sum of each Valuation Period equivalent of the annual rate for the Mortality and Expense Risk Charge, for the Administrative Charge, and for the Distribution Charge, if any, which are shown on the Contract Schedule;
            plus
         (ii) a charge factor, if any, for any tax provision established by Us a result of the operation of the Sub-account.

We calculate the net investment factor for each Sub-account investing directly in securities with the same formula, except:

    (a) is equal to:
        (i) the value of the assets in the Sub-account at the end of the preceding Valuation Period; plus
        (ii) any investment income and capital gains, realized or unrealized, credited to the assets during the current Valuation Period; less
        (iii)  any capital losses, realized or unrealized, charged against the assets during the current Valuation Period; less
        (iv)   all operating and investment expenses relating to the assets that are incurred during the current Valuation Period.

    (b) is the value of the assets in the Sub-account at the end of the preceding Valuation Period.

Mortality and Expense Risk Charge

Each Valuation Period We deduct a Mortality and Expense Risk Charge from each Sub-account of the Variable Account which is equal, on an annual basis, to the amount shown on the Contract Schedule. The Mortality and Expense Risk Charge compensates Us for assuming the mortality and expense risks with respect to the Contracts We issue. We guarantee the dollar amount of each Income Payment after the first Income Payment will not be affected by variations in mortality or expense experience.

Administrative Charge

Each Valuation Period We deduct an Administrative Charge from the Variable Account which is equal, on an annual basis, to the amount shown on the Contract Schedule. The Administrative Charge compensates Us for the costs associated with administration of the Variable Account and the Contracts We issue.

Distribution Charge

Each Valuation Period We deduct a Distribution Charge from the Variable Account which is equal, on an annual basis, to the amount shown on the Contract Schedule. The Distribution Charge compensates Us for the costs associated with the distribution of the Contracts We issue.

Contract Maintenance Charge

We deduct a Contract Maintenance Charge from the Variable Account Value by cancelling Accumulation Units from each applicable Sub-account to reimburse Us for expenses relating to the maintenance of the Contract. We will deduct the Contract Maintenance Charge from the Sub-accounts of the Variable Account in the same proportion that the amount of Variable Contract Value in each Sub-account bears to the Variable Contract Value. The Contract Maintenance Charge is shown on the Contract Schedule. The Contract Maintenance Charge will be deducted from the Variable Contract Value on each Contract Anniversary during the Accumulation Period.

If a total surrender is made on a date other than a Contract Anniversary, the Contract Maintenance Charge will be deducted at the time of surrender.

During the Annuity Period, the Contract Maintenance Charge will be deducted on a pro-rata basis from each Annuity Payment.

                                 Transfers

Subject to any limitation We impose on the number of transfers permitted in a Contract Year, You may transfer all or part of Your Contract Value among the Sub-accounts and the Fixed Account, if any, by Written Request or by telephone without the imposition of any fees or charges. Transfers among the Sub-accounts and the Fixed Account are permitted only during the Accumulation Period. The number of permitted transfers, and the charge for transfers in excess of that number, are shown on the Contract Schedule. All transfers are subject to the following:

    (1) If more than the number of free transfers, shown on the Contract Schedule, are made in a Contract Year, We will deduct a transfer charge, shown on the Contract Schedule, for each subsequent transfer. The transfer fee will be deducted from the Sub-account from which the transfer is made. However, if You transfer Your entire interest in a Sub-account, the transfer fee will be deducted from the amount transferred. If You make a transfer from more than one Sub-account, any transfer fee will be allocated pro-rata among such Sub-accounts in proportion to the amount transferred from each.

     (2) During the Annuity Period, transfers of values between Sub-accounts will be made by converting the number of Annuity Units being transferred to the number of Annuity Units in the Sub-account to which a transfer is made, so that the next Income Payment, if it were made at that time, would be the same amount that it would have been without the transfer. Thereafter, Income Payments will reflect changes in the value of the new Annuity Units.

     (3) The minimum amount which you may transfer is shown on the Contract Schedule. The minimum amount which must remain in a Sub-account after a transfer is shown on the Contract Schedule.

     (4) If 100% of the value of any Sub-account is transferred and the current allocation for Purchase Payments includes that Sub-account, the allocation for future Purchase Payments will change to reflect Your allocation of Contract Value following the transfer.

     (5) We reserve the right, at any time and without prior notice to any party, to terminate, suspend or modify the transfer privileges described above.

We will not be liable for transfers made in accordance with Your instructions. All amounts and Accumulation Units will be determined as of the end of the Valuation Period in which We receive the request for transfer.

                  Partial Withdrawals and Total Surrender

Partial Withdrawals

During the Accumulation Period while the Contract is In Force, You may, upon Written Request, make a partial withdrawal, subject to the provisions and limitations shown on the Contract Schedule. For purposes of determining whether a surrender charge is applicable to Your partial withdrawal:

    (1) Your partial withdrawal will first be taken from the portion of Your Contract Value which is in excess of Your Purchase Payments, and then from Your Purchase Payments; and

    (2) We will allocate partial withdrawals to Purchase Payments in the order in which the Purchase Payments were made, starting with the first.

A withdrawal will result in the cancellation of Accumulation Units from each applicable Sub-account in the ratio that Your interest in the Sub-account bears to Your Variable Account Value. You must specify by Written Request in advance if You want Accumulation Units to be cancelled in a manner other than the method described above. If there is no value or insufficient value in the Variable Account, then the amount withdrawn, or the insufficient portion, will be deducted from the Fixed Account. If You have multiple Guarantee Periods, We will deduct such amount from each Guarantee Period's values in the ratio that each Period's values bears to the total Fixed Account Value. You must specify by Written Request in advance if You want multiple Guarantee Periods to be reduced in a manner other than the method described above.

Each partial withdrawal must be for an amount not less than the amount shown on the Contract Schedule. The Contract Value which must remain in the Contract is shown on the Contract Schedule. The Contract Schedule also shows any charge.

Total Surrender

During the Accumulation Period while the Contract is In Force, You may, upon Written Request, make a total surrender of the Contract. We will pay You the Contract Surrender Value which equals:

    (1) the Contract Value as of the end of the Valuation Period during which We receive a Written Request for a withdrawal or surrender; less

    (2)    any applicable taxes not previously deducted; less

    (3)    any surrender charge; less

    (4)    any Contract Maintenance Charge.

We will pay the amount of any withdrawal or surrender within seven days unless the Suspension or Deferral of Payments Provision is in effect.

                             Death Provisions

Death of Contract Owner

These provisions apply if, during the Accumulation Period while the Contract is In Force, the Contract Owner or any Joint Contract Owner dies
(whether or not the decedent is also the Annuitant) or the Annuitant dies under a Contract owned by a non-natural Person. The "designated beneficiary" will control the Contract after such a death. This "designated beneficiary" will be the first Person among the following who is alive on the date of death: Contract Owner; Joint Contract Owner; primary Beneficiary; Contingent Beneficiary; and Contract Owner's estate. If the Contract Owner and Joint Contract Owner are both alive, they shall be the "designated beneficiary" together.

If the decedent's surviving spouse (if any) is the sole "designated beneficiary", the surviving spouse will automatically become the new sole Contract Owner as of the date of the death. And, if the Annuitant is the decedent, the new Annuitant will be any living Contingent Annuitant, otherwise the surviving spouse. The Contract may stay in force until another death occurs (i.e., until the death of the Contract Owner or Joint Contract Owner). Except for this paragraph, all of "Death Provisions" will apply to that subsequent death.

In all other cases, the Contract may stay in force up to five years from the date of death. During this period, the "designated beneficiary" may exercise all ownership rights, including the right to make transfers or partial withdrawals or the right to surrender the Contract for its Contract Surrender Value. If this Contract is still in force at the end of the five-year period, We will automatically end it then by paying to the "designated beneficiary" the Contract Surrender Value without the deduction of any applicable surrender charges. If the "designated beneficiary" is not alive then, We will pay any Person(s) named by the "designated beneficiary" in a Written Request; otherwise the "designated beneficiary's" estate.

Death of Annuitant

These provisions apply if during the Accumulation Period while the Contract is In Force, (a) the Annuitant dies, (b) the Annuitant is neither the Contract Owner nor a Joint Contract Owner, and (c) the Contract Owner is a natural Person. The Contract will continue in force after the Annuitant's death. The new Annuitant will be any living Contingent Annuitant. We will allow You sixty days to designate someone other than Yourself as Annuitant. You will be the Contingent Annuitant unless You name someone else.

Payment of Benefits

Instead of receiving a lump sum, You or any "designated beneficiary" may by Written Request direct that We pay any benefit of $5,000 or more under an Annuity Option that meets the following: (a) the first payment to the "designated beneficiary" must be made no later than one year after the date of death; (b) payments must be made over the life of the "designated beneficiary" or over a period not extending beyond that person's life expectancy; and (c) any Annuity Option that provides for payments to continue after the death of the "designated beneficiary" will not allow the successor payee to extend the period of time over which the remaining payments are to be made.

                            Annuity Provisions

General

If the Contract is In Force on the Income Date, the Adjusted Contract Value will be applied under the Annuity Option selected by You. Income Payments may be made on a fixed or variable basis or both.

Income Date

The Income Date may be selected by You. It is shown on the Contract Schedule. The Income Date can be any time after the Contract Date for variable payments and any time after the first Contract Anniversary for fixed payments. The Income Date may not be later than the earlier of when the Annuitant reaches attained age 90 or that required under state law. If no Income Date is selected, it will be the earlier of when the Annuitant reaches attained age 90 or the maximum date permitted under state law, if any.

Prior  to  the  Income  Date, You may change the  Income  Date  by  Written
Request.   Any change must be requested at least 30 days prior to  the  new
Income Date.

Selection of an Annuity Option

An Annuity Option may be selected by You. If no Annuity Option is selected, Option B will automatically be applied. Prior to the Income Date, You may change the Annuity Option selected by Written Request. Any change must be requested at least 30 days prior to the Income Date.

Frequency and Amount of Income Payments

Income Payments are paid in monthly installments unless quarterly, semi-annual or annual payments are chosen. The Adjusted Contract Value is applied to the Annuity Table for the Annuity Option selected. If the Adjusted Contract Value to be applied under an Annuity Option is less than $5,000, We reserve the right to make a lump sum payment in lieu of Income Payments. If the Income Payment would be or becomes less than $100, We will reduce the frequency of payments to a longer interval which will result in each payment being at least $100.

Annuity Options

The following Annuity Options or any other Annuity Option acceptable to Us may be selected:

OPTION A. ANNUITY FOR A FIXED NUMBER OF YEARS: Income Payments for a chosen number of years, not fewer than 5. If the payee dies during the payment period and the Beneficiary does not desire payments to continue for the remainder of the period, he/she may elect to have the present value of the remaining payments commuted and paid in a lump sum. During the payment period of a Variable Annuity, the payee may elect by Written Request to receive the following amount: (a) the present value of the remaining payments commuted; less (b) any surrender charge that may be due by treating the value defined in (a) as a surrender. Instead of receiving a lump sum, the payee may elect another Annuity Option. The amount applied to that Option would not be reduced by the charge defined in (b).

OPTION B. LIFE ANNUITY WITH PERIOD CERTAIN OF 10 YEARS: Income Payments during the lifetime of the payee and in any event for 10 years certain. If the payee dies during the guaranteed payment period and the Beneficiary does not desire payments to continue for the remainder of the guaranteed period, he/she may elect to have the present value of the guaranteed payments remaining commuted and paid in a lump sum.

OPTION C. JOINT AND SURVIVOR ANNUITY: Income Payments payable during the joint lifetime of the payee and a designated second natural person and then during the lifetime of the survivor.


Unless the Annuity Option provides for commutation by the payee, a payee may not withdraw or otherwise end an Annuity Option after it begins. Payments will end upon the payee's death unless the Annuity Option provides for payments continuing to a successor payee. No successor payee may extend the period of time over which the remaining payments are to be made.

Annuity

If You select a Fixed Annuity, the Adjusted Contract Value is allocated to the General Account and the Annuity is paid as a Fixed Annuity. If You select a Variable Annuity, the Adjusted Contract Value will be allocated to the Sub-accounts of the Separate Account in accordance with the selection You make, and the Annuity will be paid as a Variable Annuity. You may also select a combination of a Fixed and Variable Annuity and the Adjusted Contract Value will be allocated accordingly. If You do not select between a Fixed Annuity and a Variable Annuity, any Adjusted Contract Value in the Variable Account will be applied to a Variable Annuity and any Adjusted Contract Value in the Fixed Account will be applied to a Fixed Annuity.

The Adjusted Contract Value will be applied to the applicable Annuity Table contained in the Contract based upon the Annuity Option You select. If, as of the Income Date, the current Annuity Option rates provide an initial Income Payment greater than the initial Income Payment guaranteed under the applicable Annuity Table in the Contract, the greater payment will be made.


Fixed Annuity

The minimum dollar amount of each Fixed Annuity Income Payment for each $1,000 of Adjusted Contract Value is shown in the Annuity Tables. After the initial Fixed Annuity Income Payment, the payments will not change regardless of investment, mortality or expense experience.

Variable Annuity

Variable Annuity payments reflect the investment performance of the Variable Account in accordance with the allocation of the Adjusted Contract Value to the Sub-accounts during the Annuity Period. Variable Annuity Income Payments are not guaranteed as to dollar amount.

The dollar amount of the first Variable Annuity Income Payment for each $1,000 of Adjusted Contract Value is shown in the Annuity Tables. The dollar amount of Variable Annuity Income Payments for each applicable Sub-account after the first Variable Annuity Income Payment is determined as follows:

     (1) the dollar amount of the first Variable Annuity Income Payment is divided by the value of an Annuity Unit for each applicable Sub-account as of the Income Date. This sets the number of Annuity Units for each monthly payment for the applicable Sub-account. The number of Annuity
Units  for  each  applicable Sub-account remains fixed during  the  Annuity
Period;

     (2) the fixed number of Annuity Units per payment in each Sub-account is multiplied by the Annuity Unit Value for that Sub-account for the Valuation Period for which the payment is due. This result is the dollar amount of the payment for each applicable Sub-account.

The total dollar amount of each Variable Annuity Income Payment is the sum of all Sub-account Variable Annuity payments reduced by the applicable portion of the Contract Maintenance Charge.

Annuity Unit

The value of any Annuity Unit for each Sub-Account of the Separate Account was initially set at $10.

The Sub-account Annuity Unit Value at the end of any subsequent Valuation Period is determined as follows:

    (1) the net investment factor calculated as set forth on Pages 11-12 (but without the Distribution Charge, if any) for the current Valuation Period is multiplied by the value of the Annuity Unit for the Sub-account for the immediately preceding Valuation Period.

    (2) the result in (1) is then divided by the Assumed Investment Rate Factor which equals 1.00 plus the Valuation Period equivalent of the Assumed Investment Rate for the number of days in the current Valuation Period. The Assumed Investment Rate is equal to 6% per year.

The value of an Annuity Unit may increase or decrease from Valuation Period to Valuation Period.

Using the Tables

Tables 2, 3, 5, and 6 are age-dependent. The amount of the first Income Payment will be based on an age a specified number of years younger than the person's then-attained age (i.e., age last birthday). This age setback is as follows:

Date of First Payment         Age Setback
     1996-1999                  1 year
     2000-2009                  2 years
     2010-2019                  4 years
     2020-2029                  5 years
     2030 or later              6 years

We will calculate the amount for a payment frequency other than monthly and for any ages not shown in Tables 2, 3, 5, and 6 in accordance with the next section. Upon request, We will tell You any such amount.

Basis of Calculation

Tables 1 and 4 are based on interest at 6% and 3%, respectively. Tables 2, 3, 5, and 6 are based on the 1983 Individual Annuity Valuation Tables, weighted 40% male and 60% female, with interest at 6% (Tables 2 and 3) and 3% (Tables 5 and 6), projected dynamically with Projection Scale G.

TABLE 1: FIRST MONTHLY PAYMENT PAYABLE UNDER VARIABLE OPTION A FOR EACH $1,000 APPLIED

Years    Payment    Years    Payment    Years   Payment   Years    Payment


  5      $19.17      12       $9.63      19      $7.24      25      $6.32
  6       16.42      13        9.12      20       7.04      26       6.21
  7       14.46      14        8.69      21       6.86      27       6.11
  8       13.00      15        8.31      22       6.70      28       6.02
  9       11.87      16        7.99      23       6.56      29       5.94
 10       10.97      17        7.71      24       6.43      30       5.87
 11       10.24      18        7.46


TABLE   2:  FIRST MONTHLY PAYMENT PAYABLE UNDER VARIABLE OPTION B FOR  EACH
$1,000 APPLIED

Age  Payment  Age   Payment   Age   Payment   Age   Payment   Age   Payment


30   $5.09    43    $5.40     56    $6.06     69    $7.47     82     $ 9.72
31    5.11    44     5.44     57     6.13     70     7.63     83       9.87
32    5.13    45     5.47     58     6.21     71     7.79     84      10.02
33    5.14    46     5.51     59     6.30     72     7.95     85      10.15
34    5.16    47     5.55     60     6.39     73     8.12     86      10.27
35    5.18    48     5.60     61     6.48     74     8.30     87      10.38
36    5.20    49     5.64     62     6.59     75     8.48     88      10.48
37    5.23    50     5.69     63     6.69     76     8.66     89      10.57
38    5.25    51     5.74     64     6.81     77     8.84     90      10.65
39    5.28    52     5.80     65     6.93     78     9.03     91      10.72
40    5.31    53     5.86     66     7.05     79     9.21     92      10.77
41    5.34    54     5.92     67     7.19     80     9.38     93      10.82
42    5.37    55     5.99     68     7.33     81     9.55     94      10.86
                                                              95      10.89


  TABLE 3: FIRST MONTHLY PAYMENT PAYABLE UNDER VARIABLE OPTION C FOR EACH
                              $1,000 APPLIED

                            COMBINATION OF AGES

       30   35   40   45   50   55   60   65   70   75   80   85   90   95

30 $4.97$4.99$5.00$5.02$5.04$5.05$5.06$5.07$5.08$5.09$5.09$5.09 $5.10 $5.10
35       5.01 5.04 5.07 5.09 5.11 5.13 5.15 5.16 5.17 5.18 5.18  5.19  5.19
40            5.08 5.12 5.16 5.19 5.22 5.25 5.27 5.29 5.30 5.31  5.31  5.32
45                 5.18 5.23 5.29 5.34 5.38 5.41 5.44 5.46 5.48  5.49  5.49
50                      5.32 5.40 5.47 5.54 5.60 5.64 5.68 5.70  5.72  5.72
55                           5.51 5.62 5.73 5.85 5.90 5.96 6.00  6.02  6.04
60                                5.79 5.95 6.11 6.24 6.34 6.41  6.45  6.48
65                                     6.20 6.44 6.66 6.84 6.97  7.05  7.10
70                                          6.80 7.15 7.47 7.71  7.87  7.97
75                                               7.69 8.22 8.66  8.99  9.20
80                                                    9.03 9.81 10.43 10.87
85                                                        11.02 12.11 12.98
90                                                              13.82 15.34
95                                                                    17.66

TABLE 4: MINIMUM MONTHLY PAYMENT PAYABLE UNDER FIXED OPTION A FOR EACH $1,000 APPLIED

Years   Payment   Years   Payment   Years   Payment   Years   Payment

  5     $17.91     12     $8.24      19     $5.73      25      $4.71
  6      15.14     13      7.71      20      5.51      26       4.59
  7      13.16     14      7.26      21      5.32      27       4.47
  8      11.68     15      6.87      22      5.15      28       4.37
  9      10.53     16      6.53      23      4.99      29       4.27
 10       9.61     17      6.23      24      4.84      30       4.18
 11       8.86     18      5.96


TABLE 5: MINIMUM MONTHLY PAYMENT PAYABLE UNDER FIXED OPTION B FOR EACH $1,000 APPLIED

Age  Payment  Age   Payment   Age   Payment   Age   Payment   Age   Payment


30   $3.05     43    $3.46     56    $4.24     69    $5.79     82     $8.24
31    3.07     44     3.50     57     4.32     70     5.96     83      8.41
32    3.09     45     3.55     58     4.41     71     6.13     84      8.57
33    3.12     46     3.60     59     4.51     72     6.31     85      8.72
34    3.15     47     3.65     60     4.61     73     6.50     86      8.85
35    3.18     48     3.70     61     4.71     74     6.69     87      8.97
36    3.21     49     3.76     62     4.82     75     6.88     88      9.08
37    3.24     50     3.82     63     4.94     76     7.08     89      9.18
38    3.27     51     3.88     64     5.07     77     7.28     90      9.27
39    3.31     52     3.94     65     5.20     78     7.48     91      9.34
40    3.34     53     4.01     66     5.34     79     7.68     92      9.40
41    3.38     54     4.08     67     5.48     80     7.87     93      9.46
42    3.42     55     4.16     68     5.63     81     8.06     94      9.50
                                                               95      9.53


  TABLE 6: MINIMUM MONTHLY PAYMENT PAYABLE UNDER FIXED OPTION C FOR EACH
                              $1,000 APPLIED

                            COMBINATION OF AGES

       30   35   40   45   50   55   60   65   70   75   80   85   90   95

30 $2.88$2.92$2.95$2.98$3.00$3.01$3.02$3.03$3.04$3.04$3.04$3.05 $3.05 $3.05
35       2.97 3.02 3.06 3.09 3.12 3.14 3.15 3.16 3.17 3.17 3.18  3.18  3.18
40            3.09 3.15 3.20 3.24 3.27 3.30 3.32 3.33 3.34 3.34  3.34  3.35
45                 3.24 3.31 3.38 3.44 3.48 3.51 3.53 3.54 3.55  3.56  3.56
50                      3.43 3.53 3.62 3.69 3.74 3.78 3.80 3.82  3.83  3.83
55                           3.68 3.81 3.93 4.02 4.09 4.13 4.16  4.18  4.19
60                                4.01 4.19 4.35 4.47 4.56 4.61  4.65  4.66
65                                     4.47 4.73 4.94 5.11 5.21  5.28  5.32
70                                          5.11 5.48 5.78 6.00  6.13  6.21
75                                               6.04 6.57 6.99  7.28  7.46
80                                                    7.40 8.16  8.75  9.15
85                                                         9.38 10.46 11.29
90                                                              12.18 13.68
95                                                                    16.02




                               Endorsements

                         To be inserted only by Us














Keyport
Life Insurance Company
Providence, Rhode Island






                         Variable Annuity Contract
                        Flexible Purchase Payments
                         Deferred Income Payments
                     Nonparticipating -- No Dividends